UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07043

Name of Registrant:	Vanguard Admiral Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2022—August 31, 2023

Item 1: Reports to Shareholders

Annual Report   |   August 31, 2023
Vanguard Money Market Funds
Vanguard Cash Reserves Federal Money Market Fund
Vanguard Federal Money Market Fund
Vanguard Treasury Money Market Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund’s Expenses	1
Cash Reserves Federal Money Market Fund	3
Federal Money Market Fund	18
Treasury Money Market Fund	32
Trustees Approve Advisory Arrangements	45

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended August 31, 2023
	Beginning Account Value 2/28/2023	Ending Account Value 8/31/2023	Expenses Paid During Period
Based on Actual Fund Return
Cash Reserves Federal Money Market Fund	$1,000.00	$1,025.30	$0.51
Federal Money Market Fund	$1,000.00	$1,025.30	$0.56
Treasury Money Market Fund	$1,000.00	$1,025.00	$0.46
Based on Hypothetical 5% Yearly Return
Cash Reserves Federal Money Market Fund	$1,000.00	$1,024.70	$0.51
Federal Money Market Fund	$1,000.00	$1,024.65	$0.56
Treasury Money Market Fund	$1,000.00	$1,024.75	$0.46
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are 0.10% for the Cash Reserves Federal Money Market Fund, 0.11% for the Federal Money Market Fund, and 0.09% for the Treasury Money Market Fund. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
2

Cash Reserves Federal Money Market Fund
Distribution by Effective Maturity (% of investments)
As of August 31, 2023
1 - 7 Days	59.3%
8 - 30 Days	8.4
31 - 60 Days	11.8
61 - 90 Days	6.7
91 - 180 Days	11.1
Over 180 Days	2.7
3

Cash Reserves Federal Money Market Fund
Financial Statements
Schedule of Investments
As of August 31, 2023
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (64.5%)
[2]	Federal Farm Credit Banks Funding Corp., EFFR + 0.020%	5.350%	9/1/23	52,000	51,999
[2]	Federal Farm Credit Banks Funding Corp., EFFR + 0.030%	5.360%	9/1/23	71,000	70,998
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	5.325%	9/1/23	79,938	79,937
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	5.340%	9/1/23	263,175	263,170
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	5.340%	9/1/23	65,648	65,648
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.045%	5.345%	9/1/23	57,000	57,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	5.350%	9/1/23	91,000	91,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	5.350%	9/1/23	27,839	27,838
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.055%	5.355%	9/1/23	175,000	175,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.055%	5.355%	9/1/23	65,000	65,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.080%	5.380%	9/1/23	130,709	130,707
	Federal Farm Credit Discount Notes	5.322%	11/24/23	3,554	3,510
	Federal Home Loan Banks	5.020%	12/14/23	447,000	446,995
	Federal Home Loan Banks	5.510%	4/1/24	478,190	478,190
	Federal Home Loan Banks	5.500%	4/1/24	224,500	224,500
	Federal Home Loan Banks	5.350%	5/30/24	297,760	297,760
	Federal Home Loan Banks Discount Notes	5.389%	9/6/23	2,009	2,008
	Federal Home Loan Banks Discount Notes	5.158%–5.164%	9/13/23	158,792	158,525
	Federal Home Loan Banks Discount Notes	5.205%	9/15/23	29,766	29,707
	Federal Home Loan Banks Discount Notes	5.399%	9/19/23	3,462	3,453
	Federal Home Loan Banks Discount Notes	5.315%	9/20/23	181,560	181,062
	Federal Home Loan Banks Discount Notes	5.366%	9/22/23	445,140	443,790
	Federal Home Loan Banks Discount Notes	5.369%	9/26/23	148,865	148,327
	Federal Home Loan Banks Discount Notes	5.301%–5.392%	10/11/23	684,760	680,749
	Federal Home Loan Banks Discount Notes	5.303%–5.398%	10/13/23	270,932	269,267
	Federal Home Loan Banks Discount Notes	5.314%	10/16/23	169,000	167,893
	Federal Home Loan Banks Discount Notes	5.307%–5.332%	10/18/23	925,217	918,860
	Federal Home Loan Banks Discount Notes	5.313%–5.418%	10/20/23	350,264	347,752
	Federal Home Loan Banks Discount Notes	5.356%–5.445%	10/25/23	625,740	620,794
	Federal Home Loan Banks Discount Notes	5.308%–5.428%	10/27/23	204,423	202,742
	Federal Home Loan Banks Discount Notes	5.374%–5.435%	11/1/23	72,656	72,005
	Federal Home Loan Banks Discount Notes	5.372%	11/3/23	497,245	492,646
	Federal Home Loan Banks Discount Notes	5.372%	11/8/23	45,308	44,856
4

Cash Reserves Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Federal Home Loan Banks Discount Notes	5.359%–5.453%	11/10/23	351,597	347,992
	Federal Home Loan Banks Discount Notes	5.466%	11/14/23	6,000	5,934
	Federal Home Loan Banks Discount Notes	5.441%	11/15/23	44,387	43,897
	Federal Home Loan Banks Discount Notes	5.393%	11/17/23	82,943	82,008
	Federal Home Loan Banks Discount Notes	5.396%	11/24/23	451,676	446,082
	Federal Home Loan Banks Discount Notes	5.505%	12/13/23	40,234	39,619
	Federal Home Loan Banks Discount Notes	5.506%	12/15/23	29,521	29,061
	Federal Home Loan Banks Discount Notes	5.511%	12/20/23	29,521	29,039
	Federal Home Loan Banks Discount Notes	5.466%	12/22/23	297,568	292,624
	Federal Home Loan Banks Discount Notes	5.078%	2/8/24	297,982	291,652
	Federal Home Loan Banks Discount Notes	5.065%	2/9/24	893,658	874,554
[2]	Federal Home Loan Banks, SOFR + 0.020%	5.320%	9/1/23	448,600	448,600
[2]	Federal Home Loan Banks, SOFR + 0.020%	5.320%	11/27/23	29,500	29,500
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.325%	9/1/23	549,000	549,000
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.325%	9/1/23	482,100	482,100
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.325%	9/1/23	216,720	216,720
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.325%	9/1/23	159,400	159,400
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.325%	9/1/23	118,900	118,900
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.325%	12/15/23	236,800	236,800
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.325%	12/21/23	296,105	296,105
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.325%	12/21/23	147,975	147,975
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.325%	12/22/23	471,000	471,000
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.325%	12/26/23	29,600	29,600
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	710,305	710,305
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	600,000	600,000
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	477,200	477,200
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	397,300	397,300
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	336,400	336,400
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	310,300	310,300
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	242,975	242,975
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	241,665	241,665
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	239,000	239,000
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	239,000	239,000
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	141,875	141,875
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	84,210	84,210
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/25/23	298,000	298,000
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	11/20/23	147,525	147,525
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	12/11/23	148,090	148,090
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	1/24/24	732,670	732,670
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	1/29/24	330,830	330,830
[2]	Federal Home Loan Banks, SOFR + 0.035%	5.335%	9/1/23	722,225	722,225
[2]	Federal Home Loan Banks, SOFR + 0.035%	5.335%	9/1/23	483,400	483,400
[2]	Federal Home Loan Banks, SOFR + 0.035%	5.335%	9/1/23	429,515	429,515
[2]	Federal Home Loan Banks, SOFR + 0.035%	5.335%	9/1/23	141,875	141,875
[2]	Federal Home Loan Banks, SOFR + 0.035%	5.335%	9/1/23	118,900	118,900
[2]	Federal Home Loan Banks, SOFR + 0.035%	5.335%	9/1/23	108,000	108,000
[2]	Federal Home Loan Banks, SOFR + 0.040%	5.340%	9/1/23	708,300	708,300
[2]	Federal Home Loan Banks, SOFR + 0.040%	5.340%	9/1/23	109,955	109,955
[2]	Federal Home Loan Banks, SOFR + 0.040%	5.340%	9/1/23	82,355	82,355
[2]	Federal Home Loan Banks, SOFR + 0.040%	5.340%	10/19/23	149,000	149,000
[2]	Federal Home Loan Banks, SOFR + 0.040%	5.340%	10/20/23	149,005	149,005
[2]	Federal Home Loan Banks, SOFR + 0.040%	5.340%	1/9/24	444,215	444,215
[2]	Federal Home Loan Banks, SOFR + 0.040%	5.340%	1/17/24	500,000	500,000
[2]	Federal Home Loan Banks, SOFR + 0.040%	5.340%	2/20/24	214,640	214,640
[2]	Federal Home Loan Banks, SOFR + 0.040%	5.340%	2/26/24	59,105	59,105
[2]	Federal Home Loan Banks, SOFR + 0.040%	5.340%	2/27/24	1,062,360	1,062,360
[2]	Federal Home Loan Banks, SOFR + 0.040%	5.340%	2/28/24	443,755	443,755
[2]	Federal Home Loan Banks, SOFR + 0.045%	5.345%	10/24/23	298,065	298,065
[2]	Federal Home Loan Banks, SOFR + 0.045%	5.345%	3/4/24	187,000	187,000
[2]	Federal Home Loan Banks, SOFR + 0.045%	5.345%	3/8/24	295,640	295,640
[2]	Federal Home Loan Banks, SOFR + 0.050%	5.350%	9/1/23	238,600	238,600
[2]	Federal Home Loan Banks, SOFR + 0.050%	5.350%	11/28/23	298,000	298,000
5

Cash Reserves Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Federal Home Loan Banks, SOFR + 0.050%	5.350%	3/22/24	295,195	295,195
[2]	Federal Home Loan Banks, SOFR + 0.050%	5.350%	3/28/24	222,000	222,000
[2]	Federal Home Loan Banks, SOFR + 0.050%	5.350%	3/28/24	105,000	105,000
[2]	Federal Home Loan Banks, SOFR + 0.050%	5.350%	4/5/24	591,680	591,680
[2]	Federal Home Loan Banks, SOFR + 0.055%	5.355%	9/1/23	532,000	532,000
[2]	Federal Home Loan Banks, SOFR + 0.055%	5.355%	9/1/23	238,600	238,600
[2]	Federal Home Loan Banks, SOFR + 0.055%	5.355%	11/24/23	595,600	595,600
[2]	Federal Home Loan Banks, SOFR + 0.055%	5.355%	2/16/24	44,335	44,337
[2]	Federal Home Loan Banks, SOFR + 0.060%	5.360%	9/1/23	598,000	598,000
[2]	Federal Home Loan Banks, SOFR + 0.060%	5.360%	9/1/23	446,200	446,200
[2]	Federal Home Loan Banks, SOFR + 0.060%	5.360%	9/1/23	174,000	174,000
[2]	Federal Home Loan Banks, SOFR + 0.060%	5.360%	9/1/23	121,000	121,000
[2]	Federal Home Loan Banks, SOFR + 0.060%	5.360%	9/1/23	119,625	119,625
[2]	Federal Home Loan Banks, SOFR + 0.065%	5.365%	9/1/23	598,300	598,300
[2]	Federal Home Loan Banks, SOFR + 0.065%	5.365%	9/1/23	482,300	482,300
[2]	Federal Home Loan Banks, SOFR + 0.065%	5.365%	9/1/23	235,000	235,000
[2]	Federal Home Loan Banks, SOFR + 0.070%	5.370%	9/1/23	447,400	447,400
[2]	Federal Home Loan Banks, SOFR + 0.070%	5.370%	9/1/23	273,000	273,000
[2]	Federal Home Loan Banks, SOFR + 0.070%	5.370%	9/1/23	202,000	202,000
[2]	Federal Home Loan Banks, SOFR + 0.070%	5.370%	9/1/23	166,000	166,000
[2]	Federal Home Loan Banks, SOFR + 0.075%	5.375%	9/1/23	297,800	297,800
[2]	Federal Home Loan Banks, SOFR + 0.080%	5.380%	9/1/23	1,000,000	1,000,000
[2]	Federal Home Loan Banks, SOFR + 0.090%	5.390%	9/1/23	806,050	806,050
[2]	Federal Home Loan Banks, SOFR + 0.090%	5.390%	9/1/23	298,000	298,000
[2]	Federal Home Loan Banks, SOFR + 0.090%	5.390%	9/1/23	297,100	297,100
[2]	Federal Home Loan Banks, SOFR + 0.095%	5.395%	9/1/23	994,215	994,216
[2]	Federal Home Loan Banks, SOFR + 0.100%	5.400%	9/1/23	1,000,000	1,000,000
[2]	Federal Home Loan Banks, SOFR + 0.120%	5.420%	9/1/23	10,815	10,818
[3]	Federal Home Loan Mortgage Corp.	0.125%	10/16/23	177,920	176,792
	United States Treasury Bill	4.965%	9/1/23	2,119,128	2,101,690
	United States Treasury Bill	4.561%–4.960%	9/1/23	1,856,435	1,848,811
	United States Treasury Bill	4.557%–4.880%	9/5/23	2,000,000	1,998,844
	United States Treasury Bill	5.137%–5.152%	9/7/23	1,111,000	1,110,023
	United States Treasury Bill	4.561%–5.007%	9/19/23	805,900	803,783
	United States Treasury Bill	4.565%–5.185%	9/26/23	2,365,647	2,356,966
	United States Treasury Bill	4.829%–5.163%	9/28/23	1,422,333	1,416,742
	United States Treasury Bill	5.014%–5.142%	10/5/23	1,250,897	1,244,719
	United States Treasury Bill	4.955%	10/10/23	456,200	453,632
	United States Treasury Bill	4.946%–5.284%	10/12/23	1,676,680	1,666,654
	United States Treasury Bill	4.955%–5.074%	10/17/23	531,517	527,976
	United States Treasury Bill	4.980%–5.232%	10/19/23	1,589,736	1,578,603
	United States Treasury Bill	4.965%–5.108%	10/24/23	2,165,184	2,148,321
	United States Treasury Bill	4.949%	10/26/23	1,940,000	1,924,378
	United States Treasury Bill	5.012%	11/2/23	1,760,599	1,744,588
	United States Treasury Bill	5.157%	11/7/23	1,014,000	1,004,092
	United States Treasury Bill	5.001%	11/9/23	1,047,000	1,036,284
	United States Treasury Bill	5.268%	11/16/23	451,248	446,204
	United States Treasury Bill	5.275%	11/24/23	887,501	876,526
	United States Treasury Bill	5.313%–5.451%	11/30/23	2,552,463	2,518,459
	United States Treasury Bill	5.212%	12/19/23	645,372	635,006
	United States Treasury Bill	5.222%	12/26/23	1,625,000	1,597,170
	United States Treasury Bill	5.237%	1/2/24	1,085,000	1,065,884
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield - 0.075%	5.338%	9/1/23	72,960	72,924
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.037%	5.450%	9/1/23	900,000	900,000
Total U.S. Government and Agency Obligations (Cost $70,349,397)					70,349,397
6

Cash Reserves Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Repurchase Agreements (40.5%)
Bank of Montreal (Dated 7/24/23, Repurchase Value $147,953,000, collateralized by United States Treasury Bill 0.000%, 10/26/23–2/22/24, with a value of $149,940,000)	5.305%	9/6/23	147,000	147,000
Bank of Montreal (Dated 7/27/23, Repurchase Value $148,214,000, collateralized by United States Treasury Note/Bond 4.000%–4.625%, 2/28/25–7/31/30, with a value of $149,940,000)	5.310%	9/21/23	147,000	147,000
Bank of Montreal (Dated 8/23/23, Repurchase Value $73,312,000, collateralized by United States Treasury Bill 0.000%, 10/19/23, with a value of $74,460,000)	5.305%	9/21/23	73,000	73,000
Canadian Imperial Bank of Commerce (Dated 7/27/23, Repurchase Value $1,468,027,000, collateralized by United States Treasury Inflation Indexed Note/Bond 0.125%–1.000%, 7/15/24–2/15/50, and United States Treasury Note/Bond 0.500%–4.250%, 7/31/24–11/15/52, with a value of $1,485,120,000)	5.310%	9/21/23	1,456,000	1,456,000
Canadian Imperial Bank of Commerce (Dated 8/29/23, Repurchase Value $43,146,000, collateralized by United States Treasury Inflation Indexed Note/Bond 0.125%–0.250%, 2/15/50–2/15/52, and United States Treasury Note/Bond 0.500%–4.125%, 12/31/25–2/15/49, with a value of $43,860,000)	5.310%	9/21/23	43,000	43,000
Credit Agricole Securities (Dated 8/31/23, Repurchase Value $489,072,000, collateralized by United States Treasury Note/Bond 0.250%–1.750%, 3/15/25–10/31/25, with a value of $498,780,000)	5.300%	9/1/23	489,000	489,000
Credit Agricole Securities (Dated 8/31/23, Repurchase Value $279,041,000, collateralized by United States Treasury Note/Bond 0.375%–2.375%, 4/30/25–3/31/29, with a value of $284,580,000)	5.310%	9/1/23	279,000	279,000
Federal Reserve Bank of New York (Dated 8/31/23, Repurchase Value $34,006,006,000, collateralized by United States Treasury Note/Bond 0.250%–3.875%, 5/15/24–5/15/52, with a value of $34,006,006,000)	5.300%	9/1/23	34,001,000	34,001,000
Fixed Income Clearing Corp. (Dated 8/31/23, Repurchase Value $2,098,309,000, collateralized by United States Treasury Note/Bond 5.300%, 9/1/23, with a value of $2,150,450,000)	5.300%	9/1/23	2,098,000	2,098,000
Fixed Income Clearing Corp. (Dated 8/31/23, Repurchase Value $1,958,288,000, collateralized by United States Treasury Note/Bond 1.375%–4.250%, 11/15/31–11/15/52, with a value of $1,997,160,000)	5.300%	9/1/23	1,958,000	1,958,000
7

Cash Reserves Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
MUFG Securities America Inc. (Dated 8/31/23, Repurchase Value $139,020,000, collateralized by United States Treasury Inflation Indexed Note/Bond 0.125%–0.375%, 10/15/24–1/15/32, and United States Treasury Note/Bond 0.750%–3.000%, 12/31/23–11/30/28, with a value of $141,780,000)	5.300%	9/1/23	139,000	139,000
Nomura International plc (Dated 8/31/23, Repurchase Value $139,020,000, collateralized by United States Treasury Bill 0.000%, 12/19/23–12/26/23, United States Treasury Inflation Indexed Note/Bond 0.250%–0.750%, 1/15/25–2/15/42, and United States Treasury Note/Bond 0.375%–2.750%, 10/15/24–8/15/51, with a value of $141,780,000)	5.300%	9/1/23	139,000	139,000
RBC Capital Markets LLC (Dated 7/27/23, Repurchase Value $446,659,000, collateralized by United States Treasury Bill 0.000%, 10/5/23–11/14/23, United States Treasury Inflation Indexed Note/Bond 0.125%–3.875%, 4/15/25–2/15/45, and United States Treasury Note/Bond 0.375%–4.250%, 2/15/24–11/15/51, with a value of $451,860,000)	5.310%	9/21/23	443,000	443,000
Royal Bank of Canada (Dated 7/27/23, Repurchase Value $1,639,431,000, collateralized by United States Treasury Inflation Indexed Note/Bond 0.125%–0.625%, 7/15/24–7/15/32, and United States Treasury Note/Bond 0.125%–6.000%, 9/30/23–5/15/52, with a value of $1,658,520,000)	5.310%	9/21/23	1,626,000	1,626,000
Standard Chartered Bank (Dated 8/31/23, Repurchase Value $559,082,000, collateralized by United States Treasury Bill 0.000%, 11/16/23, and United States Treasury Note/Bond 0.250%–4.500%, 5/15/24–5/15/51, with a value of $570,264,000)	5.300%	9/1/23	559,000	559,000
Sumitomo Mitsui Banking Corp. (Dated 8/31/23, Repurchase Value $419,062,000, collateralized by United States Treasury Note/Bond 1.250%–4.250%, 3/31/24–12/31/28, with a value of $427,380,000)	5.300%	9/1/23	419,000	419,000
8

Cash Reserves Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
TD Securities (USA) LLC (Dated 8/31/23, Repurchase Value $83,012,000, collateralized by United States Treasury Note/Bond 2.500%–3.125%, 4/30/24–8/15/25, with a value of $84,660,000)	5.310%	9/1/23	83,000	83,000
Total Repurchase Agreements (Cost $44,099,000)				44,099,000
Total Investments (105.0%) (Cost $114,448,397)				114,448,397
Other Assets and Liabilities—Net (-5.0%)				(5,448,992)
Net Assets (100%)				108,999,405
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3M—3-month.
EFFR—Effective Federal Funds Rate.
SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Cash Reserves Federal Money Market Fund
Statement of Assets and Liabilities
As of August 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $70,349,397)	70,349,397
Repurchase Agreements (Cost $44,099,000)	44,099,000
Total Investments in Securities	114,448,397
Investment in Vanguard	3,532
Receivables for Accrued Income	214,667
Receivables for Capital Shares Issued	187,144
Total Assets	114,853,740
Liabilities
Due to Custodian	1,422
Payables for Investment Securities Purchased	5,638,238
Payables for Capital Shares Redeemed	175,924
Payables for Distributions	34,003
Payables to Vanguard	4,748
Total Liabilities	5,854,335
Net Assets	108,999,405
At August 31, 2023, net assets consisted of:

Paid-in Capital	108,998,733
Total Distributable Earnings (Loss)	672
Net Assets	108,999,405

Net Assets
Applicable to 108,985,451,403 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	108,999,405
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.
10

Cash Reserves Federal Money Market Fund
Statement of Operations

Year Ended August 31, 2023
($000)
Investment Income
Income
Interest	4,382,615
Total Income	4,382,615
Expenses
The Vanguard Group—Note B
Investment Advisory Services	410
Management and Administrative	91,752
Marketing and Distribution	5,507
Custodian Fees	199
Auditing Fees	31
Shareholders’ Reports	689
Trustees’ Fees and Expenses	50
Other Expenses	14
Total Expenses	98,652
Expenses Paid Indirectly	(55)
Net Expenses	98,597
Net Investment Income	4,284,018
Realized Net Gain (Loss) on Investment Securities Sold	728
Net Increase (Decrease) in Net Assets Resulting from Operations	4,284,746

See accompanying Notes, which are an integral part of the Financial Statements.
11

Cash Reserves Federal Money Market Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2023 ($000)	2022 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,284,018	422,281
Realized Net Gain (Loss)	728	62
Net Increase (Decrease) in Net Assets Resulting from Operations	4,284,746	422,343
Distributions
Total Distributions	(4,284,220)	(430,686)
Capital Share Transactions (at $1.00 per share)
Issued	61,590,228	32,229,346
Issued in Lieu of Cash Distributions	3,952,800	400,798
Redeemed	(45,093,879)	(38,955,502)
Net Increase (Decrease) from Capital Share Transactions	20,449,149	(6,325,358)
Total Increase (Decrease)	20,449,675	(6,333,701)
Net Assets
Beginning of Period	88,549,730	94,883,431
End of Period	108,999,405	88,549,730

See accompanying Notes, which are an integral part of the Financial Statements.
12

Cash Reserves Federal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0435	.0047	.0002	.012	.024
Net Realized and Unrealized Gain (Loss) on Investments	(.0006)	.0002	—	—	—
Total from Investment Operations	.0429	.0049	.0002	.012	.024
Distributions
Dividends from Net Investment Income	(.0429)	(.0048)	(.0002)	(.012)	(.024)
Distributions from Realized Capital Gains	(.0000)[2]	(.0001)	—	—	—
Total Distributions	(.0429)	(.0049)	(.0002)	(.012)	(.024)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	4.38%	0.49%	0.02%	1.21%	2.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$108,999	$88,550	$94,883	$25,704	$18,923
Ratio of Total Expenses to Average Net Assets[4]	0.10%[5]	0.08%	0.07%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	4.35%	0.47%	0.02%	1.20%	2.39%
1	Calculated based on average shares outstanding.
2	Distribution was less than $0.0001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.10% for 2022 and 0.10% for 2021. For the years ended August 31, 2023, 2020 and 2019, there were no expense reductions.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.

See accompanying Notes, which are an integral part of the Financial Statements.
13

Cash Reserves Federal Money Market Fund
Notes to Financial Statements
Vanguard Cash Reserves Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple
14

Cash Reserves Federal Money Market Fund
Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2023, the fund had contributed to Vanguard capital in the amount of $3,532,000, representing less than 0.01% of the fund’s net assets and 1.41% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended August 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $55,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
15

Cash Reserves Federal Money Market Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2023, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the timing of payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	34,667
Undistributed Long-Term Gains	8
Net Unrealized Gains (Losses)	—
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	(34,003)
Total	672
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	4,284,219	430,686
Long-Term Capital Gains	1	—
Total	4,284,220	430,686
*	Includes short-term capital gains, if any.
16

Cash Reserves Federal Money Market Fund
As of August 31, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	114,448,397
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
F.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
G.	Management has determined that no events or transactions occurred subsequent to August 31, 2023, that would require recognition or disclosure in these financial statements.
17

Federal Money Market Fund
Distribution by Effective Maturity (% of investments)
As of August 31, 2023
1 - 7 Days	60.4%
8 - 30 Days	8.2
31 - 60 Days	12.0
61 - 90 Days	6.3
91 - 180 Days	10.4
Over 180 Days	2.7
18

Federal Money Market Fund
Financial Statements
Schedule of Investments
As of August 31, 2023
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (61.7%)
[2]	Federal Farm Credit Banks Funding Corp., EFFR + 0.020%	5.350%	9/1/23	123,000	122,997
[2]	Federal Farm Credit Banks Funding Corp., EFFR + 0.030%	5.360%	9/1/23	154,000	153,996
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	5.325%	9/1/23	186,901	186,899
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	5.340%	9/1/23	149,548	149,548
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.045%	5.345%	9/1/23	127,000	127,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	5.350%	9/1/23	199,000	199,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	5.350%	9/1/23	66,068	66,066
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.055%	5.355%	9/1/23	350,000	350,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.055%	5.355%	9/1/23	146,000	146,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.080%	5.380%	9/1/23	307,715	307,710
	Federal Farm Credit Discount Notes	5.322%	11/24/23	8,446	8,342
	Federal Home Loan Banks	5.020%	12/14/23	1,047,500	1,047,489
	Federal Home Loan Banks	5.510%	4/1/24	1,115,965	1,115,965
	Federal Home Loan Banks	5.500%	4/1/24	523,000	523,000
	Federal Home Loan Banks	5.350%	5/30/24	698,665	698,665
	Federal Home Loan Banks Discount Notes	5.386%	9/1/23	532	532
	Federal Home Loan Banks Discount Notes	5.390%	9/5/23	169	169
	Federal Home Loan Banks Discount Notes	5.389%	9/6/23	1,092	1,091
	Federal Home Loan Banks Discount Notes	5.386%	9/8/23	211	211
	Federal Home Loan Banks Discount Notes	5.158%–5.164%	9/13/23	372,300	371,674
	Federal Home Loan Banks Discount Notes	5.205%	9/15/23	70,798	70,658
	Federal Home Loan Banks Discount Notes	5.315%	9/20/23	426,284	425,115
	Federal Home Loan Banks Discount Notes	5.366%	9/22/23	1,044,649	1,041,480
	Federal Home Loan Banks Discount Notes	5.369%	9/26/23	349,371	348,109
	Federal Home Loan Banks Discount Notes	5.301%–5.392%	10/11/23	1,628,607	1,619,067
	Federal Home Loan Banks Discount Notes	5.303%–5.398%	10/13/23	645,561	641,594
	Federal Home Loan Banks Discount Notes	5.314%	10/16/23	402,000	399,367
	Federal Home Loan Banks Discount Notes	5.307%–5.332%	10/18/23	2,202,029	2,186,900
	Federal Home Loan Banks Discount Notes	5.313%–5.418%	10/20/23	800,004	794,265
	Federal Home Loan Banks Discount Notes	5.356%–5.445%	10/25/23	1,421,618	1,410,381
	Federal Home Loan Banks Discount Notes	5.308%–5.428%	10/27/23	475,534	471,625
	Federal Home Loan Banks Discount Notes	5.374%–5.435%	11/1/23	173,079	171,528
	Federal Home Loan Banks Discount Notes	5.372%	11/3/23	1,184,755	1,173,798
	Federal Home Loan Banks Discount Notes	5.372%	11/8/23	107,692	106,617
19

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Federal Home Loan Banks Discount Notes	5.441%	11/15/23	105,613	104,448
	Federal Home Loan Banks Discount Notes	5.393%	11/17/23	197,128	194,906
	Federal Home Loan Banks Discount Notes	5.396%	11/24/23	1,078,324	1,064,969
	Federal Home Loan Banks Discount Notes	5.505%	12/13/23	96,061	94,593
	Federal Home Loan Banks Discount Notes	5.506%	12/15/23	70,479	69,381
	Federal Home Loan Banks Discount Notes	5.511%	12/20/23	70,479	69,329
	Federal Home Loan Banks Discount Notes	5.466%	12/22/23	710,432	698,629
	Federal Home Loan Banks Discount Notes	5.078%	2/8/24	698,347	683,511
	Federal Home Loan Banks Discount Notes	5.065%	2/9/24	2,095,308	2,050,516
[2]	Federal Home Loan Banks, SOFR + 0.020%	5.320%	9/1/23	1,046,000	1,046,000
[2]	Federal Home Loan Banks, SOFR + 0.020%	5.320%	11/27/23	70,000	70,000
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.325%	9/1/23	1,290,000	1,290,000
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.325%	9/1/23	1,130,000	1,130,000
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.325%	9/1/23	508,010	508,010
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.325%	9/1/23	374,500	374,500
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.325%	9/1/23	277,800	277,800
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.325%	12/15/23	563,200	563,200
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.325%	12/21/23	703,895	703,895
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.325%	12/21/23	352,025	352,025
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.325%	12/22/23	1,119,000	1,119,000
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.325%	12/26/23	70,400	70,400
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	1,662,185	1,662,185
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	1,403,900	1,403,900
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	1,115,600	1,115,600
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	931,400	931,400
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	909,500	909,500
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	727,900	727,900
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	566,965	566,965
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	564,720	564,720
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	560,000	560,000
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	560,000	560,000
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	347,555	347,555
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	333,990	333,990
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/25/23	698,400	698,400
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	11/20/23	350,760	350,760
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	12/11/23	351,910	351,910
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	1/24/24	1,747,330	1,747,330
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	1/29/24	789,170	789,170
[2]	Federal Home Loan Banks, SOFR + 0.035%	5.335%	9/1/23	1,693,150	1,693,150
[2]	Federal Home Loan Banks, SOFR + 0.035%	5.335%	9/1/23	1,204,240	1,204,240
[2]	Federal Home Loan Banks, SOFR + 0.035%	5.335%	9/1/23	1,133,900	1,133,900
[2]	Federal Home Loan Banks, SOFR + 0.035%	5.335%	9/1/23	333,995	333,995
[2]	Federal Home Loan Banks, SOFR + 0.035%	5.335%	9/1/23	277,800	277,800
[2]	Federal Home Loan Banks, SOFR + 0.035%	5.335%	9/1/23	253,300	253,300
[2]	Federal Home Loan Banks, SOFR + 0.040%	5.340%	9/1/23	1,664,600	1,664,600
[2]	Federal Home Loan Banks, SOFR + 0.040%	5.340%	9/1/23	258,845	258,845
[2]	Federal Home Loan Banks, SOFR + 0.040%	5.340%	9/1/23	193,570	193,570
[2]	Federal Home Loan Banks, SOFR + 0.040%	5.340%	10/19/23	349,200	349,200
[2]	Federal Home Loan Banks, SOFR + 0.040%	5.340%	10/20/23	349,235	349,235
[2]	Federal Home Loan Banks, SOFR + 0.040%	5.340%	1/9/24	1,055,785	1,055,785
[2]	Federal Home Loan Banks, SOFR + 0.040%	5.340%	2/20/24	510,360	510,360
[2]	Federal Home Loan Banks, SOFR + 0.040%	5.340%	2/26/24	140,895	140,895
[2]	Federal Home Loan Banks, SOFR + 0.040%	5.340%	2/27/24	2,537,640	2,537,640
[2]	Federal Home Loan Banks, SOFR + 0.040%	5.340%	2/28/24	1,056,245	1,056,245
[2]	Federal Home Loan Banks, SOFR + 0.045%	5.345%	10/24/23	698,380	698,380
[2]	Federal Home Loan Banks, SOFR + 0.045%	5.345%	3/4/24	373,000	373,000
[2]	Federal Home Loan Banks, SOFR + 0.045%	5.345%	3/8/24	704,360	704,360
[2]	Federal Home Loan Banks, SOFR + 0.050%	5.350%	9/1/23	559,200	559,200
[2]	Federal Home Loan Banks, SOFR + 0.050%	5.350%	11/28/23	698,400	698,400
[2]	Federal Home Loan Banks, SOFR + 0.050%	5.350%	3/22/24	704,805	704,805
[2]	Federal Home Loan Banks, SOFR + 0.050%	5.350%	3/28/24	528,000	528,000
[2]	Federal Home Loan Banks, SOFR + 0.050%	5.350%	3/28/24	245,000	245,000
20

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Federal Home Loan Banks, SOFR + 0.050%	5.350%	4/5/24	1,408,320	1,408,320
[2]	Federal Home Loan Banks, SOFR + 0.055%	5.355%	9/1/23	994,000	994,000
[2]	Federal Home Loan Banks, SOFR + 0.055%	5.355%	9/1/23	559,200	559,200
[2]	Federal Home Loan Banks, SOFR + 0.055%	5.355%	11/24/23	1,397,300	1,397,300
[2]	Federal Home Loan Banks, SOFR + 0.055%	5.355%	2/16/24	105,665	105,671
[2]	Federal Home Loan Banks, SOFR + 0.060%	5.360%	9/1/23	1,395,000	1,395,000
[2]	Federal Home Loan Banks, SOFR + 0.060%	5.360%	9/1/23	1,053,800	1,053,800
[2]	Federal Home Loan Banks, SOFR + 0.060%	5.360%	9/1/23	415,000	415,000
[2]	Federal Home Loan Banks, SOFR + 0.060%	5.360%	9/1/23	286,100	286,100
[2]	Federal Home Loan Banks, SOFR + 0.060%	5.360%	9/1/23	283,130	283,130
[2]	Federal Home Loan Banks, SOFR + 0.065%	5.365%	9/1/23	1,394,400	1,394,400
[2]	Federal Home Loan Banks, SOFR + 0.065%	5.365%	9/1/23	1,138,000	1,138,000
[2]	Federal Home Loan Banks, SOFR + 0.065%	5.365%	9/1/23	553,700	553,700
[2]	Federal Home Loan Banks, SOFR + 0.070%	5.370%	9/1/23	1,047,000	1,047,000
[2]	Federal Home Loan Banks, SOFR + 0.070%	5.370%	9/1/23	643,000	643,000
[2]	Federal Home Loan Banks, SOFR + 0.070%	5.370%	9/1/23	475,000	475,000
[2]	Federal Home Loan Banks, SOFR + 0.070%	5.370%	9/1/23	391,400	391,400
[2]	Federal Home Loan Banks, SOFR + 0.075%	5.375%	9/1/23	698,500	698,500
[2]	Federal Home Loan Banks, SOFR + 0.080%	5.380%	9/1/23	1,250,000	1,250,000
[2]	Federal Home Loan Banks, SOFR + 0.090%	5.390%	9/1/23	1,880,010	1,880,010
[2]	Federal Home Loan Banks, SOFR + 0.090%	5.390%	9/1/23	702,900	702,900
[2]	Federal Home Loan Banks, SOFR + 0.090%	5.390%	9/1/23	698,400	698,400
[2]	Federal Home Loan Banks, SOFR + 0.095%	5.395%	9/1/23	2,329,985	2,329,987
[2]	Federal Home Loan Banks, SOFR + 0.120%	5.420%	9/1/23	25,285	25,293
[3]	Federal Home Loan Mortgage Corp.	0.125%	10/16/23	419,991	417,329
	United States Treasury Bill	4.965%	9/1/23	5,054,100	5,012,510
	United States Treasury Bill	4.561%–4.960%	9/1/23	4,428,068	4,409,883
	United States Treasury Bill	4.557%–4.880%	9/5/23	5,000,000	4,997,111
	United States Treasury Bill	5.137%–5.152%	9/7/23	2,505,800	2,503,595
	United States Treasury Bill	4.561%–5.007%	9/19/23	2,014,750	2,009,456
	United States Treasury Bill	4.565%–5.185%	9/26/23	5,063,378	5,044,797
	United States Treasury Bill	4.829%–5.163%	9/28/23	3,284,022	3,271,117
	United States Treasury Bill	5.014%–5.142%	10/5/23	3,096,180	3,080,889
	United States Treasury Bill	4.955%	10/10/23	1,140,200	1,133,780
	United States Treasury Bill	4.946%–5.284%	10/12/23	4,061,451	4,037,165
	United States Treasury Bill	4.955%–5.074%	10/17/23	1,257,431	1,249,054
	United States Treasury Bill	4.980%–5.232%	10/19/23	3,937,354	3,909,781
	United States Treasury Bill	4.965%–5.108%	10/24/23	5,173,045	5,132,755
	United States Treasury Bill	4.949%	10/26/23	4,868,000	4,828,801
	United States Treasury Bill	5.012%	11/2/23	4,028,610	3,991,973
	United States Treasury Bill	5.157%	11/7/23	2,509,500	2,484,980
	United States Treasury Bill	5.001%	11/9/23	2,441,000	2,416,016
	United States Treasury Bill	5.268%	11/16/23	975,229	964,327
	United States Treasury Bill	5.275%	11/24/23	2,109,970	2,083,877
	United States Treasury Bill	5.313%–5.451%	11/30/23	6,055,478	5,974,804
	United States Treasury Bill	5.212%	12/19/23	1,395,678	1,373,260
	United States Treasury Bill	5.222%	12/26/23	3,870,000	3,803,722
	United States Treasury Bill	5.237%	1/2/24	2,581,000	2,535,526
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield - 0.075%	5.338%	9/1/23	171,553	171,468
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.037%	5.450%	9/1/23	2,200,000	2,200,000
Total U.S. Government and Agency Obligations (Cost $160,280,247)					160,280,247
Repurchase Agreements (43.3%)
	Bank of Montreal (Dated 7/24/23, Repurchase Value $353,276,000, collateralized by United States Treasury Note/Bond 0.250%–3.000%, 4/30/24–11/15/29, with a value of $358,020,000)	5.305%	9/6/23	351,000	351,000
21

Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Bank of Montreal (Dated 7/27/23, Repurchase Value $353,899,000, collateralized by United States Treasury Note/Bond 4.375%, 8/31/28, with a value of $358,020,000)	5.310%	9/21/23	351,000	351,000
Bank of Montreal (Dated 8/23/23, Repurchase Value $176,752,000, collateralized by United States Treasury Note/Bond 0.250%–2.375%, 2/29/24–5/15/24, with a value of $179,520,000)	5.305%	9/21/23	176,000	176,000
Canadian Imperial Bank of Commerce (Dated 7/27/23, Repurchase Value $3,480,514,000, collateralized by United States Treasury Inflation Indexed Note/Bond 0.125%–3.875%, 10/15/24–2/15/53, and United States Treasury Note/Bond 0.375%–5.553%, 2/29/24–11/15/51, with a value of $3,521,040,000)	5.310%	9/21/23	3,452,000	3,452,000
Canadian Imperial Bank of Commerce (Dated 8/29/23, Repurchase Value $106,360,000, collateralized by United States Treasury Note/Bond 0.875%–4.125%, 6/15/26–8/15/45, with a value of $108,120,000)	5.310%	9/21/23	106,000	106,000
Credit Agricole Securities (Dated 8/31/23, Repurchase Value $1,255,185,000, collateralized by United States Treasury Note/Bond 0.250%–4.625%, 9/30/23–2/15/32, with a value of $1,280,100,000)	5.300%	9/1/23	1,255,000	1,255,000
Credit Agricole Securities (Dated 8/31/23, Repurchase Value $717,106,000, collateralized by United States Treasury Note/Bond 0.625%–4.125%, 10/15/24–10/31/27, with a value of $731,340,000)	5.310%	9/1/23	717,000	717,000
Federal Reserve Bank of New York (Dated 8/31/23, Repurchase Value $87,481,877,000, collateralized by United States Treasury Note/Bond 1.125%–6.125%, 11/15/27–5/15/52, with a value of $87,481,877,000)	5.300%	9/1/23	87,469,000	87,469,000
Fixed Income Clearing Corp. (Dated 8/31/23, Repurchase Value $5,377,792,000, collateralized by United States Treasury Note/Bond 5.300%, 9/1/23, with a value of $5,511,425,000)	5.300%	9/1/23	5,377,000	5,377,000
Fixed Income Clearing Corp. (Dated 8/31/23, Repurchase Value $5,019,739,000, collateralized by United States Treasury Inflation Indexed Note/Bond 0.375%–0.625%, 1/15/26–1/15/27, and United States Treasury Note/Bond 0.250%–2.125%, 5/15/25–11/15/41, with a value of $5,119,380,000)	5.300%	9/1/23	5,019,000	5,019,000
MUFG Securities America Inc. (Dated 8/31/23, Repurchase Value $359,053,000, collateralized by United States Treasury Inflation Indexed Note/Bond 0.125%–0.625%, 7/15/30–7/15/32, and United States Treasury Note/Bond 0.750%–3.000%, 5/31/26–2/15/47, with a value of $366,180,000)	5.300%	9/1/23	359,000	359,000
22

Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Nomura International plc (Dated 8/31/23, Repurchase Value $359,053,000, collateralized by United States Treasury Inflation Indexed Note/Bond 0.125%–2.125%, 7/15/24–2/15/41, and United States Treasury Note/Bond 0.375%–4.250%, 1/31/24–8/15/33, with a value of $366,180,000)	5.300%	9/1/23	359,000	359,000
RBC Capital Markets LLC (Dated 7/27/23, Repurchase Value $1,059,681,000, collateralized by United States Treasury Bill 0.000%, 9/7/23–2/22/24, United States Treasury Inflation Indexed Note/Bond 0.125%–3.875%, 10/15/24–2/15/53, and United States Treasury Note/Bond 0.125%–4.500%, 1/15/24–2/15/51, with a value of $1,072,020,000)	5.310%	9/21/23	1,051,000	1,051,000
Royal Bank of Canada (Dated 7/27/23, Repurchase Value $3,886,842,000, collateralized by United States Treasury Inflation Indexed Note/Bond 0.125%–3.875%, 4/15/24–2/15/51, and United States Treasury Note/Bond 0.125%–7.625%, 9/15/23–11/15/52, with a value of $3,932,100,000)	5.310%	9/21/23	3,855,000	3,855,000
Standard Chartered Bank (Dated 8/31/23, Repurchase Value $1,434,211,000, collateralized by United States Treasury Inflation Indexed Note/Bond 1.375%, 2/15/44, and United States Treasury Note/Bond 0.375%–4.250%, 12/31/23–11/15/52, with a value of $1,462,895,000)	5.300%	9/1/23	1,434,000	1,434,000
Sumitomo Mitsui Banking Corp. (Dated 8/31/23, Repurchase Value $1,076,158,000, collateralized by United States Treasury Note/Bond 2.000%–4.750%, 5/31/25–2/15/50, with a value of $1,097,520,000)	5.300%	9/1/23	1,076,000	1,076,000
TD Securities (USA) LLC (Dated 8/31/23, Repurchase Value $216,032,000, collateralized by United States Treasury Note/Bond 2.500%–4.000%, 5/15/24–12/15/25, with a value of $220,320,000)	5.310%	9/1/23	216,000	216,000
Total Repurchase Agreements (Cost $112,623,000)				112,623,000
Total Investments (105.0%) (Cost $272,903,247)				272,903,247
Other Assets and Liabilities—Net (-5.0%)				(12,914,592)
Net Assets (100%)				259,988,655
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3M—3-month.
EFFR—Effective Federal Funds Rate.
SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.
23

Federal Money Market Fund
Statement of Assets and Liabilities
As of August 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $160,280,247)	160,280,247
Repurchase Agreements (Cost $112,623,000)	112,623,000
Total Investments in Securities	272,903,247
Investment in Vanguard	8,390
Receivables for Accrued Income	470,976
Receivables for Capital Shares Issued	296,917
Other Assets	10,500
Total Assets	273,690,030
Liabilities
Due to Custodian	698
Payables for Investment Securities Purchased	13,438,178
Payables for Capital Shares Redeemed	198,692
Payables for Distributions	51,374
Payables to Vanguard	12,433
Total Liabilities	13,701,375
Net Assets	259,988,655
At August 31, 2023, net assets consisted of:

Paid-in Capital	259,989,122
Total Distributable Earnings (Loss)	(467)
Net Assets	259,988,655

Net Assets
Applicable to 259,988,611,836 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	259,988,655
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.
24

Federal Money Market Fund
Statement of Operations

Year Ended August 31, 2023
($000)
Investment Income
Income
Interest	10,335,512
Total Income	10,335,512
Expenses
The Vanguard Group—Note B
Investment Advisory Services	966
Management and Administrative	232,642
Marketing and Distribution	18,043
Custodian Fees	446
Auditing Fees	30
Shareholders’ Reports	4,649
Trustees’ Fees and Expenses	122
Other Expenses	14
Total Expenses	256,912
Expenses Paid Indirectly	(197)
Net Expenses	256,715
Net Investment Income	10,078,797
Realized Net Gain (Loss) on Investment Securities Sold	860
Net Increase (Decrease) in Net Assets Resulting from Operations	10,079,657

See accompanying Notes, which are an integral part of the Financial Statements.
25

Federal Money Market Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2023 ($000)	2022 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	10,078,797	1,032,737
Realized Net Gain (Loss)	860	350
Net Increase (Decrease) in Net Assets Resulting from Operations	10,079,657	1,033,087
Distributions
Total Distributions	(10,078,914)	(1,032,754)
Capital Share Transactions (at $1.00 per share)
Issued	127,209,761	103,314,268
Issued in Lieu of Cash Distributions	9,550,042	979,612
Redeemed	(93,313,186)	(82,138,377)
Net Increase (Decrease) from Capital Share Transactions	43,446,617	22,155,503
Total Increase (Decrease)	43,447,360	22,155,836
Net Assets
Beginning of Period	216,541,295	194,385,459
End of Period	259,988,655	216,541,295

See accompanying Notes, which are an integral part of the Financial Statements.
26

Federal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0432	.0050	.0002	.010	.022
Net Realized and Unrealized Gain (Loss) on Investments	(.0005)	(.0002)	—	—	—
Total from Investment Operations	.0427	.0048	.0002	.010	.022
Distributions
Dividends from Net Investment Income	(.0427)	(.0048)	(.0002)	(.010)	(.022)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.0427)	(.0048)	(.0002)	(.010)	(.022)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	4.36%	0.48%	0.02%	1.03%	2.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$259,989	$216,541	$194,385	$197,525	$132,966
Ratio of Total Expenses to Average Net Assets[3]	0.11%[4]	0.09%	0.09%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	4.32%	0.50%	0.02%	0.93%	2.24%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.11% for 2022 and 0.11% for 2021. For the years ended August 31, 2023, 2020, and 2019, there were no expense reductions.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%.

See accompanying Notes, which are an integral part of the Financial Statements.
27

Federal Money Market Fund
Notes to Financial Statements
Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple
28

Federal Money Market Fund
Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2023, the fund had contributed to Vanguard capital in the amount of $8,390,000, representing less than 0.01% of the fund’s net assets and 3.36% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended August 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $197,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
29

Federal Money Market Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2023, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; and the timing of payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	51,374
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	—
Capital Loss Carryforwards	(467)
Qualified Late-Year Losses	—
Other Temporary Differences	(51,374)
Total	(467)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	10,078,914	1,032,754
Long-Term Capital Gains	—	—
Total	10,078,914	1,032,754
*	Includes short-term capital gains, if any.
30

Federal Money Market Fund
As of August 31, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	272,903,247
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
F.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
G.	Management has determined that no events or transactions occurred subsequent to August 31, 2023, that would require recognition or disclosure in these financial statements.
31

Treasury Money Market Fund
Distribution by Effective Maturity (% of investments)
As of August 31, 2023
1 - 7 Days	22.1%
8 - 30 Days	33.1
31 - 60 Days	39.2
61 - 90 Days	5.6
32

Treasury Money Market Fund
Financial Statements
Schedule of Investments
As of August 31, 2023
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (103.0%)
	United States Treasury Bill	4.561%–4.960%	9/1/23	2,625,000	2,613,437
	United States Treasury Bill	4.965%	9/1/23	2,600,000	2,578,605
	United States Treasury Bill	4.557%–4.880%	9/5/23	1,825,000	1,823,935
	United States Treasury Bill	5.137%–5.152%	9/7/23	3,201,397	3,198,581
	United States Treasury Bill	4.561%–4.908%	9/12/23	3,060,000	3,055,072
	United States Treasury Bill	5.142%	9/14/23	3,200,000	3,193,899
	United States Treasury Bill	4.561%–5.007%	9/19/23	3,749,798	3,740,123
	United States Treasury Bill	4.927%–5.137%	9/21/23	3,500,000	3,490,127
	United States Treasury Bill	4.565%–5.185%	9/26/23	2,200,000	2,191,927
	United States Treasury Bill	4.829%–5.163%	9/28/23	4,971,682	4,952,621
	United States Treasury Bill	5.014%–5.142%	10/5/23	4,600,000	4,577,653
	United States Treasury Bill	4.955%	10/10/23	2,500,000	2,485,700
	United States Treasury Bill	4.946%–5.284%	10/12/23	4,737,066	4,709,226
	United States Treasury Bill	4.955%–5.074%	10/17/23	3,314,271	3,291,932
	United States Treasury Bill	4.980%–5.232%	10/19/23	3,853,077	3,827,211
	United States Treasury Bill	4.965%–5.108%	10/24/23	3,549,521	3,521,948
	United States Treasury Bill	4.949%	10/26/23	2,000,000	1,985,211
	United States Treasury Bill	5.012%	11/2/23	1,500,000	1,487,342
	United States Treasury Bill	5.157%	11/7/23	512,000	506,997
	United States Treasury Bill	5.001%	11/9/23	1,500,000	1,485,941
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.035%	5.448%	9/1/23	1,350,000	1,349,959
Total U.S. Government and Agency Obligations (Cost $60,067,447)					60,067,447
33

Treasury Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Repurchase Agreement (3.7%)
Federal Reserve Bank of New York (Dated 8/31/23, Repurchase Value $2,159,318,000, collateralized by United States Treasury Inflation Indexed Note/Bond 0.125%–0.250%, 7/15/24–1/15/25, and United States Treasury Note/Bond 0.250%–3.875%, 5/15/24–5/15/47, with a value of $2,159,318,000) (Cost $2,159,000)	5.300%	9/1/23	2,159,000	2,159,000
Total Investments (106.7%) (Cost $62,226,447)				62,226,447
Other Assets and Liabilities—Net (-6.7%)				(3,888,755)
Net Assets (100%)				58,337,692
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3M—3-month.

See accompanying Notes, which are an integral part of the Financial Statements.
34

Treasury Money Market Fund
Statement of Assets and Liabilities
As of August 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $62,226,447)	62,226,447
Investment in Vanguard	1,877
Cash	1
Receivables for Accrued Income	6,800
Receivables for Capital Shares Issued	200,497
Other Assets	3,298
Total Assets	62,438,920
Liabilities
Payables for Investment Securities Purchased	3,873,266
Payables for Capital Shares Redeemed	200,489
Payables for Distributions	25,191
Payables to Vanguard	2,282
Total Liabilities	4,101,228
Net Assets	58,337,692
At August 31, 2023, net assets consisted of:

Paid-in Capital	58,338,146
Total Distributable Earnings (Loss)	(454)
Net Assets	58,337,692

Net Assets
Applicable to 58,335,105,734 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	58,337,692
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.
35

Treasury Money Market Fund
Statement of Operations

Year Ended August 31, 2023
($000)
Investment Income
Income
Interest	1,992,932
Total Income	1,992,932
Expenses
The Vanguard Group—Note B
Investment Advisory Services	190
Management and Administrative	36,061
Marketing and Distribution	3,531
Custodian Fees	154
Auditing Fees	26
Shareholders’ Reports	202
Trustees’ Fees and Expenses	24
Other Expenses	14
Total Expenses	40,202
Expenses Paid Indirectly	(3)
Net Expenses	40,199
Net Investment Income	1,952,733
Realized Net Gain (Loss) on Investment Securities Sold	321
Net Increase (Decrease) in Net Assets Resulting from Operations	1,953,054

See accompanying Notes, which are an integral part of the Financial Statements.
36

Treasury Money Market Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2023 ($000)	2022 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,952,733	155,618
Realized Net Gain (Loss)	321	(657)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,953,054	154,961
Distributions
Total Distributions	(1,952,743)	(155,642)
Capital Share Transactions (at $1.00 per share)
Issued	63,059,684	21,601,161
Issued in Lieu of Cash Distributions	1,755,170	144,000
Redeemed	(40,832,284)	(23,133,582)
Net Increase (Decrease) from Capital Share Transactions	23,982,570	(1,388,421)
Total Increase (Decrease)	23,982,881	(1,389,102)
Net Assets
Beginning of Period	34,354,811	35,743,913
End of Period	58,337,692	34,354,811

See accompanying Notes, which are an integral part of the Financial Statements.
37

Treasury Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0437	.0045	.0003	.010	.022
Net Realized and Unrealized Gain (Loss) on Investments	(.0015)	—	—	—	—
Total from Investment Operations	.0422	.0045	.0003	.010	.022
Distributions
Dividends from Net Investment Income	(.0422)	(.0045)	(.0003)	(.010)	(.022)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.0422)	(.0045)	(.0003)	(.010)	(.022)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	4.31%	0.45%	0.03%	1.05%	2.25%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$58,338	$34,355	$35,744	$38,547	$28,428
Ratio of Total Expenses to Average Net Assets[3]	0.09%[4]	0.08%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	4.37%	0.45%	0.03%	0.95%	2.23%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.09% for 2022 and 0.09% for 2021. For the years ended August 31, 2023, 2020 and 2019, there were no expense reductions.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.
38

Treasury Money Market Fund
Notes to Financial Statements
Vanguard Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple
39

Treasury Money Market Fund
Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2023, the fund had contributed to Vanguard capital in the amount of $1,877,000, representing less than 0.01% of the fund’s net assets and 0.75% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended August 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $3,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
40

Treasury Money Market Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2023, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; and the timing of payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	25,190
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	—
Capital Loss Carryforwards	(454)
Qualified Late-Year Losses	—
Other Temporary Differences	(25,190)
Total	(454)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	1,952,743	155,642
Long-Term Capital Gains	—	—
Total	1,952,743	155,642
*	Includes short-term capital gains, if any.
41

Treasury Money Market Fund
As of August 31, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	62,226,447
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
F.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
G.	Management has determined that no events or transactions occurred subsequent to August 31, 2023, that would require recognition or disclosure in these financial statements.
42

Report of Independent Registered Public Accounting Firm
To the Boards of Trustees of Vanguard Money Market Reserves and Vanguard Admiral Funds and Shareholders of Vanguard Cash Reserves Federal Money Market Fund, Vanguard Federal Money Market Fund and Vanguard Treasury Money Market Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Cash Reserves Federal Money Market Fund and Vanguard Federal Money Market Fund (constituting Vanguard Money Market Reserves) and Vanguard Treasury Money Market Fund (one of the funds constituting Vanguard Admiral Funds) (hereafter collectively referred to as the "Funds") as of August 31, 2023, the related statements of operations for the year ended August 31, 2023, the statements of changes in net assets for each of the two years in the period ended August 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2023 and each of the financial highlights for each of the five years in the period ended August 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 18, 2023
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
43

Tax information (unaudited)
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
Cash Reserves Federal Money Market Fund	1,884,751
Federal Money Market Fund	4,229,983
Treasury Money Market Fund	1,441,474
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the funds for the fiscal year are qualified short-term capital gains.
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, are hereby designated as ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
Fund	Percentage
Cash Reserves Federal Money Market Fund	100.0%
Federal Money Market Fund	100.0
Treasury Money Market Fund	100.0
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, are hereby designated as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
Fund	Percentage
Cash Reserves Federal Money Market Fund	100.0%
Federal Money Market Fund	100.0
Treasury Money Market Fund	100.0
44

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Cash Reserves Federal Money Market Fund (formerly known as Vanguard Prime Money Market Fund) and Vanguard Federal Money Market Fund, and the board of trustees of Vanguard Treasury Money Market Fund have renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. Each board determined that continuing the respective fund’s internalized management structure was in the best interests of the fund and its shareholders.
Each board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
Each board, or an investment committee made up of board members, also received information throughout the year through advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, each board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees of each board were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove each board’s decision.
Nature, extent, and quality of services
Each board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. Each board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
Each board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.
Investment performance
Each board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its peer group. The applicable board concluded that the performance was such that each advisory arrangement should continue.
45

Cost
Each board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.
Neither board conducts a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
Each board concluded that its respective fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
Each board will consider whether to renew the advisory arrangements again after a one-year period.
46

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 205 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal, the advisory board of the University of California, Berkeley School of Engineering, and the advisory board of Santa Clara University’s Leavey School of Business.
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Chair of the board of Catholic Investment Services, Inc. (investment advisors). Member of the board of superintendence of the Institute for the Works of Religion, the Notre Dame 403(b) Investment Committee, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Director of DuPont. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and partner of HighVista Strategies (private investment firm). Member of the board of RIT Capital Partners (investment firm).
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law, Duke Law School (2021–present); Rubenstein Fellow, Duke University (2017–2020); Distinguished Fellow of the Global Financial Markets Center, Duke Law School (2020–2022); and Senior Fellow, Duke Center on Risk
(2020–present). Partner of Kaya Partners (climate policy advisory services). Member of the board of directors of Arcadia (energy solution technology).
Grant Reid
Born in 1959. Trustee since July 2023. Principal occupation(s) during the past five years and other experience: chief executive officer and president (2014–2022) and member of the board of directors (2015–2022) of Mars, Incorporated (multinational manufacturer). Member of the board of directors of Marriott International, Inc. Chair of Agribusiness Task Force, Sustainable Markets Initiative.
David Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company. Trustee of Common Fund.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Jodi Miller
Born in 1980. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2022–present) of each of the investment companies served by Vanguard. Head of Enterprise Investment Services (2020–present), head of Retail Client Services and Operations (2020–2022), and head of Retail Strategic Support (2018–2020) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director (2022–present) of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

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© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q300 102023

Annual Report  |  August 31, 2023
Vanguard S&P Mid-Cap 400 Index Funds
Vanguard S&P Mid-Cap 400 Index Fund
Vanguard S&P Mid-Cap 400 Value Index Fund
Vanguard S&P Mid-Cap 400 Growth Index Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended August 31, 2023, returns for the three Vanguard S&P Mid-Cap 400 Index Funds ranged from 9.79% for ETF Shares of Vanguard S&P Mid-Cap 400 Value Index Fund to 11.21% for Institutional Shares of Vanguard S&P Mid-Cap 400 Growth Index Fund. (Returns for ETF Shares are based on net asset value.)
•	Early in the period, inflation in many developed markets began to ease off multidecade highs but remained stubbornly high in some sectors—including services, which felt the effects of a tight labor market. While aggressive interest rate hikes by many major central banks including the Federal Reserve fanned fears of recession, the economy proved more resilient than expected.
•	Equities rallied during the 12 months, led by large-capitalization stocks (the S&P 500 Index returned 15.94%). Relative performance between growth and value investment styles were mixed, depending on the methodology of the index provider used.
•	Sector performance was mixed. Industrials, the largest sector by weight at the end of the period and a top performer in each index, contributed most across all three funds; information technology and consumer discretionary were the other top contributors. These sectors’ performance more than offset declines in other sectors, including utilities and real estate.
Market Barometer
	Average Annual Total Returns Periods Ended August 31, 2023
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	15.40%	9.93%	10.77%
Russell 2000 Index (Small-caps)	4.65	8.12	3.14
Russell 3000 Index (Broad U.S. market)	14.76	9.81	10.25
FTSE All-World ex US Index (International)	12.02	4.49	3.74
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	-1.05%	-4.40%	0.55%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	1.70	-1.32	1.52
FTSE Three-Month U.S. Treasury Bill Index	4.44	1.63	1.68
CPI
Consumer Price Index	3.67%	5.71%	4.02%
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended August 31, 2023
	Beginning Account Value 2/28/2023	Ending Account Value 8/31/2023	Expenses Paid During Period
Based on Actual Fund Return
S&P Mid-Cap 400 Index Fund
ETF Shares	$1,000.00	$1,025.70	$0.51
Institutional Shares	1,000.00	1,025.80	0.41
S&P Mid-Cap 400 Value Index Fund
ETF Shares	$1,000.00	$994.60	$0.75
Institutional Shares	1,000.00	995.00	0.40
S&P Mid-Cap 400 Growth Index Fund
ETF Shares	$1,000.00	$1,055.70	$0.78
Institutional Shares	1,000.00	1,056.10	0.41
Based on Hypothetical 5% Yearly Return
S&P Mid-Cap 400 Index Fund
ETF Shares	$1,000.00	$1,024.70	$0.51
Institutional Shares	1,000.00	1,024.80	0.41
S&P Mid-Cap 400 Value Index Fund
ETF Shares	$1,000.00	$1,024.45	$0.77
Institutional Shares	1,000.00	1,024.80	0.41
S&P Mid-Cap 400 Growth Index Fund
ETF Shares	$1,000.00	$1,024.45	$0.77
Institutional Shares	1,000.00	1,024.80	0.41
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the S&P Mid-Cap 400 Index Fund, 0.10% for ETF Shares and 0.08% for Institutional Shares; for the S&P Mid-Cap 400 Value Index Fund, 0.15% for ETF Shares and 0.08% for Institutional Shares; and for the S&P Mid-Cap 400 Growth Index Fund, 0.15% for ETF Shares and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
3

S&P Mid-Cap 400 Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2013, Through August 31, 2023
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended August 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
S&P Mid-Cap 400 Index Fund ETF Shares Net Asset Value	10.60%	6.87%	9.96%	$25,855
S&P Mid-Cap 400 Index Fund ETF Shares Market Price	10.60	6.87	9.97	25,862
S&P MidCap 400 Index	10.71	6.97	10.09	26,152
Dow Jones U.S. Total Stock Market Float Adjusted Index	14.75	10.12	12.14	31,461

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
S&P Mid-Cap 400 Index Fund Institutional Shares	10.64%	6.91%	10.02%	$12,996,085
S&P MidCap 400 Index	10.71	6.97	10.09	13,076,203
Dow Jones U.S. Total Stock Market Float Adjusted Index	14.75	10.12	12.14	15,730,560

See Financial Highlights for dividend and capital gains information.
4

S&P Mid-Cap 400 Index Fund
Cumulative Returns of ETF Shares: August 31, 2013, Through August 31, 2023
	One Year	Five Years	Ten Years
S&P Mid-Cap 400 Index Fund ETF Shares Market Price	10.60%	39.41%	158.62%
S&P Mid-Cap 400 Index Fund ETF Shares Net Asset Value	10.60	39.43	158.55
S&P MidCap 400 Index	10.71	40.09	161.52
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.
5

S&P Mid-Cap 400 Index Fund
Fund Allocation
As of August 31, 2023
Communication Services	1.9%
Consumer Discretionary	14.9
Consumer Staples	4.4
Energy	4.9
Financials	14.1
Health Care	9.1
Industrials	22.6
Information Technology	10.5
Materials	7.4
Real Estate	7.2
Utilities	3.0
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
6

S&P Mid-Cap 400 Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.3%)
Communication Services (1.9%)
	New York Times Co. Class A	221,440	9,803
	Iridium Communications Inc.	170,181	8,330
	Nexstar Media Group Inc. Class A	48,461	7,890
*	ZoomInfo Technologies Inc. Class A	364,210	6,563
	World Wrestling Entertainment Inc. Class A	58,656	5,663
	TEGNA Inc.	304,138	5,027
*	Frontier Communications Parent Inc.	301,853	4,836
*	Ziff Davis Inc.	63,918	4,260
	Cable One Inc.	6,371	4,145
*	TripAdvisor Inc.	143,323	2,166
			58,683
Consumer Discretionary (14.8%)
*	Deckers Outdoor Corp.	35,623	18,848
	Aramark	352,215	13,095
*	Five Below Inc.	75,233	12,937
	Service Corp. International	204,292	12,893
	Williams-Sonoma Inc.	88,753	12,532
*	TopBuild Corp.	42,909	12,447
	Lear Corp.	79,767	11,494
	Lithia Motors Inc. Class A	37,204	11,460
	Toll Brothers Inc.	139,181	11,403
	Churchill Downs Inc.	89,044	11,155
	Tempur Sealy International Inc.	232,550	10,865
*	Mattel Inc.	478,389	10,601
	Gentex Corp.	315,812	10,314
	Autoliv Inc.	104,393	10,189
	Dick's Sporting Goods Inc.	83,106	9,669
*	Light & Wonder Inc.	123,158	9,443
	Texas Roadhouse Inc. Class A	90,554	9,427
*	Skechers USA Inc. Class A	181,498	9,131
*	Capri Holdings Ltd.	169,932	8,920
		Shares	Market Value• ($000)
*	RH	24,138	8,815
	Wyndham Hotels & Resorts Inc.	116,013	8,746
	Murphy USA Inc.	27,089	8,605
	H&R Block Inc.	205,805	8,228
*	Crocs Inc.	83,832	8,160
	Polaris Inc.	72,298	8,104
	Thor Industries Inc.	72,287	7,577
	Brunswick Corp.	95,582	7,562
	PVH Corp.	84,794	7,089
*	Taylor Morrison Home Corp. Class A	147,346	6,984
*	Planet Fitness Inc. Class A	114,729	6,976
	Boyd Gaming Corp.	103,787	6,940
*	AutoNation Inc.	42,538	6,682
	Wingstop Inc.	40,465	6,500
	Valvoline Inc.	187,702	6,464
*	Fox Factory Holding Corp.	57,172	6,335
*,1	GameStop Corp. Class A	341,504	6,335
*	Ollie's Bargain Outlet Holdings Inc.	77,816	5,998
	Harley-Davidson Inc.	177,044	5,975
*	YETI Holdings Inc.	117,117	5,850
	KB Home	108,510	5,512
	Marriott Vacations Worldwide Corp.	49,757	5,408
	Penske Automotive Group Inc.	32,643	5,363
*	Visteon Corp.	38,318	5,337
	Leggett & Platt Inc.	179,942	5,074
*	Adient plc	128,001	5,014
*	Goodyear Tire & Rubber Co.	383,087	4,946
*	Penn Entertainment Inc.	208,500	4,939
*	Grand Canyon Education Inc.	41,521	4,868
	Choice Hotels International Inc.	35,839	4,548
*	Hilton Grand Vacations Inc.	103,916	4,543
	Wendy's Co.	227,880	4,510
	Macy's Inc.	368,193	4,503
	Travel + Leisure Co.	103,157	4,147
7

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
*	Helen of Troy Ltd.	32,494	3,994
	Kohl's Corp.	149,560	3,984
	Carter's Inc.	50,975	3,648
	Columbia Sportswear Co.	47,821	3,507
	Gap Inc.	287,835	3,333
*	Topgolf Callaway Brands Corp.	187,988	3,279
	Papa John's International Inc.	40,144	3,039
	Graham Holdings Co. Class B	5,106	2,994
	Nordstrom Inc.	152,400	2,472
	Foot Locker Inc.	107,172	2,103
*	Under Armour Inc. Class A	254,153	1,942
*	Under Armour Inc. Class C	255,329	1,759
			465,514
Consumer Staples (4.3%)
*	Darling Ingredients Inc.	215,651	13,319
*	Performance Food Group Co.	211,043	13,112
*	US Foods Holding Corp.	306,314	12,384
	Casey's General Stores Inc.	50,362	12,309
*	BJ's Wholesale Club Holdings Inc.	181,636	12,240
*	Celsius Holdings Inc.	55,003	10,783
	Ingredion Inc.	89,213	9,181
*	BellRing Brands Inc.	179,480	7,448
*	Post Holdings Inc.	72,375	6,493
	Flowers Foods Inc.	260,569	6,139
*	Coty Inc. Class A	495,653	5,730
*	Sprouts Farmers Market Inc.	139,293	5,682
*	Boston Beer Co. Inc. Class A	12,689	4,637
	Lancaster Colony Corp.	26,784	4,424
	Coca-Cola Consolidated Inc.	6,223	4,349
*	Grocery Outlet Holding Corp.	120,692	3,723
	Energizer Holdings Inc.	89,683	3,081
*	Pilgrim's Pride Corp.	60,556	1,524
			136,558
Energy (4.9%)
	Ovintiv Inc.	330,458	15,518
	Chesapeake Energy Corp.	145,190	12,807
	NOV Inc.	532,097	11,243
	Range Resources Corp.	326,082	10,559
*	Antero Resources Corp.	373,178	10,326
*	Southwestern Energy Co.	1,488,250	10,090
	Matador Resources Co.	153,005	9,716
	ChampionX Corp.	267,538	9,656
	HF Sinclair Corp.	174,120	9,592
	Chord Energy Corp.	56,151	9,068
	Murphy Oil Corp.	198,305	9,003
	PBF Energy Inc. Class A	148,253	6,952
		Shares	Market Value• ($000)
	DT Midstream Inc.	130,931	6,846
*	Valaris Ltd.	81,285	6,122
	Equitrans Midstream Corp.	585,591	5,622
	Antero Midstream Corp.	453,715	5,499
*	CNX Resources Corp.	223,745	5,001
			153,620
Financials (14.0%)
	Annaly Capital Management Inc.	667,489	13,530
	RenaissanceRe Holdings Ltd.	67,882	12,754
	Interactive Brokers Group Inc. Class A	139,185	12,677
	Reinsurance Group of America Inc.	89,924	12,465
	Unum Group	250,337	12,314
	New York Community Bancorp Inc.	975,906	11,984
	Kinsale Capital Group Inc.	29,415	11,726
*	WEX Inc.	57,900	11,359
	American Financial Group Inc.	94,384	10,941
	East West Bancorp Inc.	191,181	10,580
	Old Republic International Corp.	367,911	10,062
	Webster Financial Corp.	236,169	10,016
	Primerica Inc.	48,954	9,838
	Erie Indemnity Co. Class A	33,717	9,398
	Stifel Financial Corp.	143,443	9,327
	Voya Financial Inc.	132,805	9,254
	First Horizon Corp.	726,817	9,122
	Jefferies Financial Group Inc.	252,286	9,004
	Starwood Property Trust Inc.	421,794	8,617
	First American Financial Corp.	139,472	8,603
	SEI Investments Co.	136,895	8,496
	Cullen/Frost Bankers Inc.	87,033	8,227
	Selective Insurance Group Inc.	81,745	8,110
	Commerce Bancshares Inc.	153,341	7,528
	SouthState Corp.	102,601	7,418
	Essent Group Ltd.	145,092	7,287
	Prosperity Bancshares Inc.	127,410	7,238
	RLI Corp.	54,790	7,206
	Pinnacle Financial Partners Inc.	103,635	6,898
	MGIC Investment Corp.	386,973	6,803
	Evercore Inc. Class A	47,684	6,678
	Affiliated Managers Group Inc.	48,767	6,535
	Wintrust Financial Corp.	82,700	6,418
	Western Union Co.	506,068	6,250
	Synovus Financial Corp.	197,730	6,122
	Old National Bancorp	395,432	6,034

8

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
	Bank OZK	145,693	5,853
	Columbia Banking System Inc.	281,754	5,770
	FNB Corp.	488,114	5,677
	Cadence Bank	246,978	5,651
	Home BancShares Inc.	254,623	5,648
*	Euronet Worldwide Inc.	63,715	5,566
	United Bankshares Inc.	181,895	5,471
	Valley National Bancorp	569,775	5,231
	Hanover Insurance Group Inc.	48,282	5,153
	First Financial Bankshares Inc.	175,539	5,041
	Janus Henderson Group plc	179,125	4,921
	Hancock Whitney Corp.	116,347	4,799
	SLM Corp.	327,644	4,666
	Glacier Bancorp Inc.	149,860	4,527
*	Brighthouse Financial Inc.	90,384	4,488
	FirstCash Holdings Inc.	49,773	4,446
	Kemper Corp.	86,490	4,062
*	Texas Capital Bancshares Inc.	64,703	4,040
	Federated Hermes Inc. Class B	114,935	3,995
	UMB Financial Corp.	59,012	3,730
	CNO Financial Group Inc.	154,842	3,623
	Associated Banc-Corp	203,941	3,534
	Cathay General Bancorp	97,955	3,490
	International Bancshares Corp.	71,344	3,195
			439,396
Health Care (9.0%)
*	Neurocrine Biosciences Inc.	131,873	14,360
*	United Therapeutics Corp.	63,312	14,205
*	Penumbra Inc.	51,698	13,674
*	Jazz Pharmaceuticals plc	86,499	12,401
*	Repligen Corp.	69,980	12,170
*	Shockwave Medical Inc.	49,502	10,910
*	Tenet Healthcare Corp.	137,768	10,685
	Chemed Corp.	20,296	10,380
*	Exelixis Inc.	440,085	9,854
	Encompass Health Corp.	135,468	9,624
*	Acadia Healthcare Co. Inc.	124,390	9,590
*	Medpace Holdings Inc.	33,382	9,022
	Bruker Corp.	134,819	8,844
*	Globus Medical Inc. Class A	160,996	8,710
*	HealthEquity Inc.	115,429	7,797
*	Option Care Health Inc.	223,427	7,782
*	Halozyme Therapeutics Inc.	177,961	7,574
*	Masimo Corp.	65,626	7,500
*	Envista Holdings Corp.	221,248	7,084
*	Neogen Corp.	292,231	6,756
	Perrigo Co. plc	182,897	6,401
		Shares	Market Value• ($000)
*	Lantheus Holdings Inc.	92,243	6,313
*	Haemonetics Corp.	68,263	6,125
*	QuidelOrtho Corp.	72,947	6,008
*	Syneos Health Inc.	140,077	5,986
*	Azenta Inc.	88,071	4,970
*	Inari Medical Inc.	69,543	4,633
*	Amedisys Inc.	44,044	4,129
*	Integra LifeSciences Holdings Corp.	96,316	4,097
*	LivaNova plc	72,674	4,037
*	Arrowhead Pharmaceuticals Inc.	144,473	3,993
*	ICU Medical Inc.	27,320	3,962
*	Progyny Inc.	103,368	3,860
*	Doximity Inc. Class A	160,442	3,825
*	Enovis Corp.	64,797	3,631
	Patterson Cos. Inc.	117,543	3,531
*	Omnicell Inc.	60,844	3,460
*	R1 RCM Inc.	186,468	3,215
*	Sotera Health Co.	134,063	2,164
			283,262
Industrials (22.5%)
*	Builders FirstSource Inc.	173,210	25,122
	Hubbell Inc. Class B	64,419	21,004
	Carlisle Cos. Inc.	68,880	18,117
	Graco Inc.	227,502	17,959
	Owens Corning	121,774	17,524
	Watsco Inc.	45,171	16,467
	Lennox International Inc.	43,661	16,452
*	Saia Inc.	35,858	15,283
	Lincoln Electric Holdings Inc.	77,805	14,974
	Regal Rexnord Corp.	89,572	14,528
	Toro Co.	140,933	14,420
	EMCOR Group Inc.	64,252	14,408
	AECOM	159,832	14,025
	nVent Electric plc	223,881	12,658
	Knight-Swift Transportation Holdings Inc. Class A	217,654	11,932
	Fortune Brands Innovations Inc.	171,242	11,819
*	XPO Inc.	156,582	11,686
*	Clean Harbors Inc.	67,996	11,514
	ITT Inc.	111,367	11,391
	Tetra Tech Inc.	71,931	11,318
	KBR Inc.	183,416	11,284
*	Paylocity Holding Corp.	55,822	11,192
	AGCO Corp.	83,977	10,878
	Advanced Drainage Systems Inc.	84,532	10,834
	Curtiss-Wright Corp.	51,819	10,778
*	Middleby Corp.	72,327	10,530
	Woodward Inc.	81,137	10,497
*	Trex Co. Inc.	147,049	10,495
	Donaldson Co. Inc.	163,889	10,468
*	GXO Logistics Inc.	160,744	10,283

9

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
*	Chart Industries Inc.	56,717	10,242
*	CACI International Inc. Class A	30,800	10,103
	WESCO International Inc.	60,980	9,870
	Landstar System Inc.	48,541	9,214
	Simpson Manufacturing Co. Inc.	57,656	9,211
	Oshkosh Corp.	88,274	9,165
	BWX Technologies Inc.	123,586	9,116
	MSA Safety Inc.	49,879	9,112
	UFP Industries Inc.	83,917	8,757
	Science Applications International Corp.	72,909	8,578
	Genpact Ltd.	228,957	8,547
*	FTI Consulting Inc.	45,920	8,533
	Hexcel Corp.	114,028	8,358
*	MasTec Inc.	80,628	8,022
	Valmont Industries Inc.	28,459	7,214
	Flowserve Corp.	177,117	7,008
	Watts Water Technologies Inc. Class A	37,039	6,992
	Acuity Brands Inc.	42,971	6,930
*	Avis Budget Group Inc.	32,245	6,881
	Timken Co.	88,985	6,800
*	Fluor Corp.	193,588	6,774
*	Kirby Corp.	81,085	6,716
	Maximus Inc.	82,140	6,639
*	ExlService Holdings Inc.	224,665	6,567
	MSC Industrial Direct Co. Inc. Class A	63,864	6,518
	Ryder System Inc.	62,842	6,328
	Exponent Inc.	68,779	6,180
	Crane Co.	65,168	5,938
	EnerSys	55,204	5,795
	GATX Corp.	47,709	5,636
	MDU Resources Group Inc.	275,398	5,607
	Terex Corp.	91,638	5,554
*	Stericycle Inc.	125,060	5,529
*	ASGN Inc.	66,635	5,475
	ManpowerGroup Inc.	68,151	5,375
	Esab Corp.	70,000	5,052
	Insperity Inc.	48,545	4,919
	Brink's Co.	62,743	4,757
	Concentrix Corp.	57,698	4,606
*	Sunrun Inc.	291,424	4,555
*	Hertz Global Holdings Inc.	212,861	3,608
	Werner Enterprises Inc.	79,605	3,312
*	JetBlue Airways Corp.	442,068	2,617
*	Vicor Corp.	30,321	2,055
			704,605
Information Technology (10.4%)
	Jabil Inc.	179,320	20,518
*	Lattice Semiconductor Corp.	186,040	18,094
*	Manhattan Associates Inc.	83,830	16,986
		Shares	Market Value• ($000)
*	Super Micro Computer Inc.	61,714	16,976
*	Dynatrace Inc.	292,995	14,122
	Cognex Corp.	233,269	10,982
	National Instruments Corp.	177,703	10,591
*	Dropbox Inc. Class A	367,570	10,215
*	Arrow Electronics Inc.	76,338	10,186
*	Ciena Corp.	201,613	10,077
	Universal Display Corp.	58,858	9,568
	Littelfuse Inc.	33,561	8,963
*	Novanta Inc.	48,391	8,080
	MKS Instruments Inc.	77,607	7,779
*	Aspen Technology Inc.	39,509	7,665
*	Coherent Corp.	188,295	7,086
*	Qualys Inc.	45,380	7,063
	Dolby Laboratories Inc. Class A	80,390	6,791
	Vontier Corp.	210,315	6,606
	Power Integrations Inc.	77,465	6,509
*	Teradata Corp.	136,641	6,322
	Avnet Inc.	123,515	6,268
*	Cirrus Logic Inc.	74,591	6,119
*	Wolfspeed Inc.	126,233	6,036
*	MACOM Technology Solutions Holdings Inc.	69,947	5,915
*	NCR Corp.	189,874	5,840
*	Silicon Laboratories Inc.	43,208	5,827
	TD SYNNEX Corp.	56,112	5,709
	Belden Inc.	57,513	5,400
*	Lumentum Holdings Inc.	92,860	5,026
	Vishay Intertechnology Inc.	172,417	4,731
*	Synaptics Inc.	53,435	4,678
*	Kyndryl Holdings Inc.	276,751	4,672
*	Blackbaud Inc.	61,057	4,647
*	IPG Photonics Corp.	42,199	4,573
*	CommVault Systems Inc.	59,436	4,060
*	Envestnet Inc.	73,458	4,013
	Crane NXT Co.	65,279	3,875
	Amkor Technology Inc.	136,142	3,807
*	Calix Inc.	77,708	3,614
*	ACI Worldwide Inc.	146,167	3,549
*	Allegro MicroSystems Inc.	88,121	3,371
	Xerox Holdings Corp.	152,967	2,431
			325,340
Materials (7.3%)
	Reliance Steel & Aluminum Co.	79,453	22,641
	RPM International Inc.	174,217	17,376
	Crown Holdings Inc.	162,314	15,040
	AptarGroup Inc.	88,548	11,738
*	Cleveland-Cliffs Inc.	696,144	10,644
	Berry Global Group Inc.	161,102	10,526
	Royal Gold Inc.	88,759	9,949
	United States Steel Corp.	306,064	9,516
	Olin Corp.	162,493	9,428
	Graphic Packaging Holding Co.	415,105	9,232

10

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
	Eagle Materials Inc.	48,730	9,226
	Commercial Metals Co.	158,285	8,910
*	Axalta Coating Systems Ltd.	299,419	8,474
	Sonoco Products Co.	132,392	7,606
	Alcoa Corp.	241,150	7,254
	Chemours Co.	201,388	6,851
	Westlake Corp.	46,581	6,101
	Louisiana-Pacific Corp.	97,376	6,084
	Ashland Inc.	65,658	5,688
	Cabot Corp.	75,895	5,499
	Silgan Holdings Inc.	113,252	5,111
	Avient Corp.	115,735	4,642
	NewMarket Corp.	8,978	4,217
*	Knife River Corp.	68,671	3,534
	Sensient Technologies Corp.	57,048	3,515
	Scotts Miracle-Gro Co.	55,264	3,131
	Worthington Industries Inc.	41,031	3,088
*	MP Materials Corp.	124,602	2,609
	Greif Inc. Class A	35,009	2,541
			230,171
Real Estate (7.2%)
	Equity LifeStyle Properties Inc.	236,543	15,839
	Rexford Industrial Realty Inc.	271,585	14,522
	CubeSmart	303,633	12,665
*	Jones Lang LaSalle Inc.	64,554	11,155
	Lamar Advertising Co. Class A	118,231	10,785
	EastGroup Properties Inc.	60,019	10,781
	Omega Healthcare Investors Inc.	316,707	10,078
	NNN REIT Inc.	246,052	9,692
	First Industrial Realty Trust Inc.	178,713	9,282
	Healthcare Realty Trust Inc. Class A	514,666	9,017
	Brixmor Property Group Inc.	406,165	8,927
	STAG Industrial Inc.	242,416	8,855
	Agree Realty Corp.	125,943	7,786
	Spirit Realty Capital Inc.	190,842	7,368
	Apartment Income REIT Corp. Class A	201,628	6,867
	Kite Realty Group Trust	296,437	6,691
	Rayonier Inc.	200,304	5,989
[1]	Medical Properties Trust Inc.	808,400	5,837
	Kilroy Realty Corp.	142,490	5,265
	Vornado Realty Trust	217,882	5,233
	PotlatchDeltic Corp.	108,006	5,104
	Independence Realty Trust Inc.	303,248	5,104
	Cousins Properties Inc.	205,072	4,819
		Shares	Market Value• ($000)
	EPR Properties	101,749	4,556
	Physicians Realty Trust	322,334	4,484
	Corporate Office Properties Trust	152,075	3,936
	Sabra Health Care REIT Inc.	312,364	3,914
	Park Hotels & Resorts Inc.	291,495	3,740
	National Storage Affiliates Trust	111,009	3,730
	Highwoods Properties Inc.	142,333	3,392
			225,413
Utilities (3.0%)
	Essential Utilities Inc.	325,101	11,996
	OGE Energy Corp.	270,592	9,214
	UGI Corp.	282,968	7,125
	National Fuel Gas Co.	123,951	6,661
	IDACORP Inc.	68,359	6,552
	Portland General Electric Co.	130,732	5,734
	New Jersey Resources Corp.	131,020	5,525
	Southwest Gas Holdings Inc.	88,706	5,494
	ONE Gas Inc.	74,865	5,426
	Ormat Technologies Inc.	70,995	5,391
	PNM Resources Inc.	115,958	5,138
	Black Hills Corp.	90,077	4,954
	ALLETE Inc.	77,446	4,252
	Spire Inc.	71,105	4,153
	NorthWestern Corp.	80,797	4,072
[1]	Hawaiian Electric Industries Inc.	148,596	2,083
			93,770
Total Common Stocks (Cost $2,635,867)			3,116,332

11

S&P Mid-Cap 400 Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[2,3] Vanguard Market Liquidity Fund, 5.384% (Cost $29,328)	293,331	29,330
Total Investments (100.2%) (Cost $2,665,195)		3,145,662
Other Assets and Liabilities—Net (-0.2%)		(7,426)
Net Assets (100%)		3,138,236
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,653,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $7,937,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	September 2023	57	15,098	269

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
AECOM	1/31/24	CITNA	2,446	(5.326)	1	—
Hubbell Inc. Class B	1/31/24	CITNA	2,608	(5.331)	—	—
Wolfspeed Inc.	8/30/24	BANA	2,008	(5.331)	—	—
					1	—
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
12

S&P Mid-Cap 400 Index Fund
Statement of Assets and Liabilities
As of August 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $2,635,867)	3,116,332
Affiliated Issuers (Cost $29,328)	29,330
Total Investments in Securities	3,145,662
Investment in Vanguard	106
Cash Collateral Pledged—Futures Contracts	900
Cash Collateral Pledged—Over-the-Counter Swap Contracts	550
Receivables for Investment Securities Sold	186
Receivables for Accrued Income	2,926
Receivables for Capital Shares Issued	60
Unrealized Appreciation—Over-the-Counter Swap Contracts	1
Total Assets	3,150,391
Liabilities
Due to Custodian	183
Payables for Investment Securities Purchased	3,700
Collateral for Securities on Loan	7,937
Payables for Capital Shares Redeemed	210
Payables to Vanguard	122
Variation Margin Payable—Futures Contracts	3
Total Liabilities	12,155
Net Assets	3,138,236
1 Includes $7,653,000 of securities on loan.
13

S&P Mid-Cap 400 Index Fund
Statement of Assets and Liabilities (continued)
At August 31, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	3,003,526
Total Distributable Earnings (Loss)	134,710
Net Assets	3,138,236

ETF Shares—Net Assets[2]
Applicable to 18,402,315 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,646,934
Net Asset Value Per Share—ETF Shares	$89.50

Institutional Shares—Net Assets
Applicable to 4,177,196 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,491,302
Net Asset Value Per Share—Institutional Shares	$357.01
2	Shares outstanding and Net Asset Value Per Share adjusted to reflect a 2-for-1 share split effective March 13, 2023. See Notes to Financial Statements for further details.
See accompanying Notes, which are an integral part of the Financial Statements.
14

S&P Mid-Cap 400 Index Fund
Statement of Operations

Year Ended August 31, 2023
($000)
Investment Income
Income
Dividends	44,641
Interest[1]	644
Securities Lending—Net	798
Total Income	46,083
Expenses
The Vanguard Group—Note B
Investment Advisory Services	66
Management and Administrative—ETF Shares	1,279
Management and Administrative—Institutional Shares	980
Marketing and Distribution—ETF Shares	86
Marketing and Distribution—Institutional Shares	41
Custodian Fees	40
Auditing Fees	29
Shareholders’ Reports—ETF Shares	59
Shareholders’ Reports—Institutional Shares	14
Trustees’ Fees and Expenses	1
Other Expenses	17
Total Expenses	2,612
Expenses Paid Indirectly	(1)
Net Expenses	2,611
Net Investment Income	43,472
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	36,197
Futures Contracts	586
Swap Contracts	(2,887)
Realized Net Gain (Loss)	33,896
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	217,519
Futures Contracts	135
Swap Contracts	1
Change in Unrealized Appreciation (Depreciation)	217,655
Net Increase (Decrease) in Net Assets Resulting from Operations	295,023
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $614,000, $2,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $136,071,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
15

S&P Mid-Cap 400 Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2023 ($000)	2022 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	43,472	40,787
Realized Net Gain (Loss)	33,896	142,855
Change in Unrealized Appreciation (Depreciation)	217,655	(502,988)
Net Increase (Decrease) in Net Assets Resulting from Operations	295,023	(319,346)
Distributions
ETF Shares	(23,449)	(19,007)
Institutional Shares	(21,631)	(18,307)
Total Distributions	(45,080)	(37,314)
Capital Share Transactions
ETF Shares	110,037	119,621
Institutional Shares	42,807	100,708
Net Increase (Decrease) from Capital Share Transactions	152,844	220,329
Total Increase (Decrease)	402,787	(136,331)
Net Assets
Beginning of Period	2,735,449	2,871,780
End of Period	3,138,236	2,735,449
See accompanying Notes, which are an integral part of the Financial Statements.
16

S&P Mid-Cap 400 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period[1]	Year Ended August 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$82.25	$93.08	$65.16	$63.59	$69.01
Investment Operations
Net Investment Income[2]	1.267	1.247	.998	.980	.940
Net Realized and Unrealized Gain (Loss) on Investments	7.301	(10.928)	27.898	1.607	(5.437)
Total from Investment Operations	8.568	(9.681)	28.896	2.587	(4.497)
Distributions
Dividends from Net Investment Income	(1.318)	(1.149)	(.976)	(1.017)	(.923)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.318)	(1.149)	(.976)	(1.017)	(.923)
Net Asset Value, End of Period	$89.50	$82.25	$93.08	$65.16	$63.59
Total Return	10.60%	-10.47%	44.65%	4.11%	-6.50%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,647	$1,411	$1,476	$890	$919
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%[3]	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.50%	1.41%	1.21%	1.57%	1.47%
Portfolio Turnover Rate[4]	14%	11%	16%	17%	10%
1	Adjusted to reflect a 2-for-1 share split effective March 13, 2023. See Notes to Financial Statements for further details.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
17

S&P Mid-Cap 400 Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$328.11	$371.30	$259.90	$253.60	$275.26
Investment Operations
Net Investment Income[1]	5.108	5.037	4.038	3.959	3.786
Net Realized and Unrealized Gain (Loss) on Investments	29.113	(43.574)	111.307	6.384	(21.653)
Total from Investment Operations	34.221	(38.537)	115.345	10.343	(17.867)
Distributions
Dividends from Net Investment Income	(5.321)	(4.653)	(3.945)	(4.043)	(3.793)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(5.321)	(4.653)	(3.945)	(4.043)	(3.793)
Net Asset Value, End of Period	$357.01	$328.11	$371.30	$259.90	$253.60
Total Return	10.64%	-10.43%	44.69%	4.14%	-6.49%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,491	$1,325	$1,396	$1,164	$1,202
Ratio of Total Expenses to Average Net Assets	0.08%[2]	0.08%[2]	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.51%	1.43%	1.24%	1.59%	1.49%
Portfolio Turnover Rate[3]	14%	11%	16%	17%	10%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
18

S&P Mid-Cap 400 Index Fund
Notes to Financial Statements
Vanguard S&P Mid-Cap 400 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. In November 2022, the board of trustees authorized a two-for-one share split of the fund’s ETF share class, which occurred after the close of trading on March 13, 2023. Each ETF shareholder who owns shares as of the close of trading on that date received one additional share for every share held. The share split had no effect on fund net assets, but decreased the net asset value per share. Additionally, the share split had no effect on total return.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
19

S&P Mid-Cap 400 Index Fund
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2023, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
20

S&P Mid-Cap 400 Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
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S&P Mid-Cap 400 Index Fund
For the year ended August 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2023, the fund had contributed to Vanguard capital in the amount of $106,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended August 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $1,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
22

S&P Mid-Cap 400 Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	3,116,332	—	—	3,116,332
Temporary Cash Investments	29,330	—	—	29,330
Total	3,145,662	—	—	3,145,662

Derivative Financial Instruments
Assets
Futures Contracts[1]	269	—	—	269
Swap Contracts	—	1	—	1
Total	269	1	—	270
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	135,964
Total Distributable Earnings (Loss)	(135,964)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	6,502
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	470,913
Capital Loss Carryforwards	(342,705)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	134,710
23

S&P Mid-Cap 400 Index Fund
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	45,080	37,314
Long-Term Capital Gains	—	—
Total	45,080	37,314
*	Includes short-term capital gains, if any.
As of August 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,674,749
Gross Unrealized Appreciation	719,630
Gross Unrealized Depreciation	(248,717)
Net Unrealized Appreciation (Depreciation)	470,913
F.  During the year ended August 31, 2023, the fund purchased $910,011,000 of investment securities and sold $761,243,000 of investment securities, other than temporary cash investments. Purchases and sales include $369,700,000 and $358,236,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2023, such purchases were $93,700,000 and sales were $133,281,000, resulting in net realized loss of $75,678,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital share transactions for each class of shares were:
	Year Ended August 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares[1]
Issued	469,310	5,675	520,086	5,850
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(359,273)	(4,425)	(400,465)	(4,550)
Net Increase (Decrease)—ETF Shares	110,037	1,250	119,621	1,300
24

S&P Mid-Cap 400 Index Fund
	Year Ended August 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	218,125	652	239,857	682
Issued in Lieu of Cash Distributions	20,276	64	17,388	51
Redeemed	(195,594)	(576)	(156,537)	(456)
Net Increase (Decrease)—Institutional Shares	42,807	140	100,708	277
1	Shares adjusted to reflect a 2-for-1 share split effective March 13, 2023.
H.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to August 31, 2023, that would require recognition or disclosure in these financial statements.
25

S&P Mid-Cap 400 Value Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2013, Through August 31, 2023
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended August 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
S&P Mid-Cap 400 Value Index Fund ETF Shares Net Asset Value	9.79%	6.98%	9.62%	$25,048
S&P Mid-Cap 400 Value Index Fund ETF Shares Market Price	9.80	6.97	9.61	25,037
S&P MidCap 400 Value Index	9.93	7.12	9.79	25,441
Dow Jones U.S. Total Stock Market Float Adjusted Index	14.75	10.12	12.14	31,461

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
S&P Mid-Cap 400 Value Index Fund Institutional Shares	9.88%	7.07%	9.73%	$12,651,391
S&P MidCap 400 Value Index	9.93	7.12	9.79	12,720,421
Dow Jones U.S. Total Stock Market Float Adjusted Index	14.75	10.12	12.14	15,730,560

See Financial Highlights for dividend and capital gains information.
26

S&P Mid-Cap 400 Value Index Fund
Cumulative Returns of ETF Shares: August 31, 2013, Through August 31, 2023
	One Year	Five Years	Ten Years
S&P Mid-Cap 400 Value Index Fund ETF Shares Market Price	9.80%	40.08%	150.37%
S&P Mid-Cap 400 Value Index Fund ETF Shares Net Asset Value	9.79	40.14	150.48
S&P MidCap 400 Value Index	9.93	41.05	154.41
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.
27

S&P Mid-Cap 400 Value Index Fund
Fund Allocation
As of August 31, 2023
Communication Services	1.9%
Consumer Discretionary	17.1
Consumer Staples	4.4
Energy	1.8
Financials	17.5
Health Care	7.1
Industrials	19.5
Information Technology	11.2
Materials	5.9
Real Estate	10.6
Utilities	3.0
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
28

S&P Mid-Cap 400 Value Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Communication Services (1.9%)
	TEGNA Inc.	183,052	3,026
	New York Times Co. Class A	66,644	2,950
*	Frontier Communications Parent Inc.	181,624	2,910
*	Ziff Davis Inc.	38,463	2,563
	Cable One Inc.	3,836	2,496
*	ZoomInfo Technologies Inc. Class A	105,253	1,897
*	TripAdvisor Inc.	86,255	1,303
			17,145
Consumer Discretionary (17.0%)
	Lear Corp.	48,013	6,918
	Toll Brothers Inc.	83,772	6,863
*	Mattel Inc.	287,931	6,381
*	Skechers USA Inc. Class A	109,225	5,495
*	Capri Holdings Ltd.	102,260	5,368
*	RH	14,526	5,305
	Lithia Motors Inc. Class A	15,893	4,895
	Aramark	125,078	4,650
	Thor Industries Inc.	43,536	4,563
	PVH Corp.	51,076	4,270
*	Taylor Morrison Home Corp. Class A	88,759	4,207
	Autoliv Inc.	42,730	4,170
	Williams-Sonoma Inc.	27,776	3,922
*,1	GameStop Corp. Class A	205,737	3,816
*	TopBuild Corp.	12,139	3,521
	Gentex Corp.	102,659	3,353
	KB Home	65,302	3,317
	Marriott Vacations Worldwide Corp.	29,943	3,254
	Penske Automotive Group Inc.	19,645	3,228
*	Light & Wonder Inc.	40,025	3,069
	Leggett & Platt Inc.	108,282	3,054
*	Adient plc	77,037	3,018
*	Goodyear Tire & Rubber Co.	230,558	2,976
*	Penn Entertainment Inc.	125,367	2,970
	Dick's Sporting Goods Inc.	25,010	2,910
		Shares	Market Value• ($000)
	Macy's Inc.	221,528	2,709
	Wyndham Hotels & Resorts Inc.	33,527	2,528
	Travel + Leisure Co.	62,070	2,495
*	Five Below Inc.	14,037	2,414
*	Helen of Troy Ltd.	19,555	2,404
	Kohl's Corp.	90,087	2,400
	Polaris Inc.	20,887	2,341
	Carter's Inc.	30,658	2,194
*	AutoNation Inc.	13,824	2,172
	Columbia Sportswear Co.	28,766	2,110
	Valvoline Inc.	60,994	2,101
	Gap Inc.	173,545	2,010
*	Topgolf Callaway Brands Corp.	113,236	1,975
	Brunswick Corp.	23,584	1,866
*	Ollie's Bargain Outlet Holdings Inc.	23,881	1,841
	Graham Holdings Co. Class B	3,074	1,802
	Boyd Gaming Corp.	25,608	1,712
*	YETI Holdings Inc.	31,719	1,584
	Nordstrom Inc.	91,919	1,491
*	Planet Fitness Inc. Class A	22,115	1,345
*	Hilton Grand Vacations Inc.	30,640	1,340
	Harley-Davidson Inc.	39,375	1,329
	Foot Locker Inc.	64,601	1,267
*	Under Armour Inc. Class A	153,504	1,173
	Choice Hotels International Inc.	8,844	1,122
*	Under Armour Inc. Class C	154,211	1,063
	Papa John's International Inc.	13,296	1,006
			155,287
Consumer Staples (4.4%)
	Ingredion Inc.	53,702	5,526
*	US Foods Holding Corp.	132,735	5,367
*	Performance Food Group Co.	69,860	4,340
*	Post Holdings Inc.	43,554	3,907
*	Coty Inc. Class A	298,299	3,448
*	BJ's Wholesale Club Holdings Inc.	47,007	3,168
29

S&P Mid-Cap 400 Value Index Fund
		Shares	Market Value• ($000)
*	BellRing Brands Inc.	63,738	2,645
	Coca-Cola Consolidated Inc.	3,744	2,617
*	Grocery Outlet Holding Corp.	72,756	2,245
	Energizer Holdings Inc.	54,074	1,857
*	Sprouts Farmers Market Inc.	38,560	1,573
	Flowers Foods Inc.	58,018	1,367
*	Pilgrim's Pride Corp.	36,589	921
*	Boston Beer Co. Inc. Class A	2,367	865
			39,846
Energy (1.8%)
	Chesapeake Energy Corp.	87,118	7,685
	HF Sinclair Corp.	58,694	3,233
	Ovintiv Inc.	45,750	2,148
	Equitrans Midstream Corp.	190,284	1,827
	Chord Energy Corp.	8,112	1,310
			16,203
Financials (17.4%)
	Reinsurance Group of America Inc.	54,129	7,503
	Unum Group	150,690	7,412
	Old Republic International Corp.	221,487	6,058
	Webster Financial Corp.	142,149	6,029
	Stifel Financial Corp.	86,334	5,613
	Voya Financial Inc.	79,939	5,570
	New York Community Bancorp Inc.	442,423	5,433
	Starwood Property Trust Inc.	253,874	5,187
	First American Financial Corp.	83,962	5,179
	Essent Group Ltd.	87,251	4,382
	Prosperity Bancshares Inc.	76,693	4,357
	Pinnacle Financial Partners Inc.	62,428	4,155
	MGIC Investment Corp.	233,153	4,099
	Wintrust Financial Corp.	49,778	3,863
	Western Union Co.	304,616	3,762
	Synovus Financial Corp.	118,861	3,680
	Old National Bancorp	238,018	3,632
	American Financial Group Inc.	31,250	3,623
	Bank OZK	87,686	3,522
	FNB Corp.	293,714	3,416
	Home BancShares Inc.	153,422	3,403
	Cadence Bank	148,620	3,400
	RenaissanceRe Holdings Ltd.	17,979	3,378
	Interactive Brokers Group Inc. Class A	36,864	3,358
	Valley National Bancorp	342,904	3,148
	East West Bancorp Inc.	56,386	3,120
	Janus Henderson Group plc	107,805	2,961
*	Brighthouse Financial Inc.	54,389	2,701
	Kemper Corp.	52,054	2,445
*	Texas Capital Bancshares Inc.	38,940	2,431
	UMB Financial Corp.	35,514	2,245
		Shares	Market Value• ($000)
	CNO Financial Group Inc.	93,185	2,181
	Associated Banc-Corp	122,744	2,127
	Evercore Inc. Class A	14,349	2,010
	SouthState Corp.	26,557	1,920
	First Horizon Corp.	148,746	1,867
	Primerica Inc.	9,135	1,836
	United Bankshares Inc.	56,930	1,713
*	Euronet Worldwide Inc.	19,559	1,709
	Columbia Banking System Inc.	81,395	1,667
	Cullen/Frost Bankers Inc.	17,287	1,634
	Hancock Whitney Corp.	35,710	1,473
	Commerce Bancshares Inc.	29,543	1,450
	First Financial Bankshares Inc.	49,659	1,426
	Affiliated Managers Group Inc.	9,985	1,338
	Hanover Insurance Group Inc.	11,915	1,272
	Glacier Bancorp Inc.	41,487	1,253
	Cathay General Bancorp	28,913	1,030
	International Bancshares Corp.	16,750	750
	Federated Hermes Inc. Class B	21,443	745
			158,466
Health Care (7.1%)
*	Tenet Healthcare Corp.	82,920	6,431
*	Envista Holdings Corp.	133,166	4,264
*	Neogen Corp.	175,888	4,067
	Perrigo Co. plc	110,083	3,853
*	Syneos Health Inc.	84,323	3,603
	Encompass Health Corp.	44,031	3,128
*	Penumbra Inc.	11,513	3,045
*	Azenta Inc.	53,011	2,991
*	Amedisys Inc.	26,507	2,485
*	Integra LifeSciences Holdings Corp.	57,965	2,466
*	LivaNova plc	43,738	2,430
*	Acadia Healthcare Co. Inc.	31,444	2,424
*	ICU Medical Inc.	16,443	2,385
*	Enovis Corp.	39,011	2,186
	Bruker Corp.	33,277	2,183
	Patterson Cos. Inc.	70,739	2,125
*	Omnicell Inc.	36,672	2,085
	Chemed Corp.	3,910	2,000
*	R1 RCM Inc.	112,264	1,936
*	Masimo Corp.	14,615	1,670
*	QuidelOrtho Corp.	19,757	1,627
*	Progyny Inc.	39,189	1,463
*	Sotera Health Co.	80,436	1,298
*	Arrowhead Pharmaceuticals Inc.	45,219	1,250
*	Doximity Inc. Class A	39,590	944
*	STAAR Surgical Co.	69	3
			64,342

30

S&P Mid-Cap 400 Value Index Fund
		Shares	Market Value• ($000)
Industrials (19.4%)
	Regal Rexnord Corp.	53,916	8,744
	Fortune Brands Innovations Inc.	103,074	7,114
*	XPO Inc.	94,245	7,034
	Woodward Inc.	48,836	6,318
*	GXO Logistics Inc.	96,744	6,189
	Oshkosh Corp.	53,131	5,517
	Hexcel Corp.	68,634	5,031
	Owens Corning	33,718	4,852
*	MasTec Inc.	48,532	4,828
	AECOM	52,012	4,564
	Flowserve Corp.	106,685	4,222
*	Fluor Corp.	116,518	4,077
*	Kirby Corp.	48,808	4,043
	Maximus Inc.	49,446	3,996
*	Saia Inc.	9,281	3,956
	Ryder System Inc.	37,820	3,808
	Graco Inc.	47,928	3,783
	Lennox International Inc.	9,987	3,763
	ITT Inc.	36,196	3,702
	Knight-Swift Transportation Holdings Inc. Class A	65,496	3,591
	EnerSys	33,231	3,489
*	Chart Industries Inc.	18,776	3,391
	MDU Resources Group Inc.	165,652	3,373
	Terex Corp.	55,153	3,343
*	Stericycle Inc.	75,201	3,325
*	Middleby Corp.	22,637	3,296
*	ASGN Inc.	40,104	3,295
	WESCO International Inc.	20,187	3,267
	ManpowerGroup Inc.	41,020	3,235
	AGCO Corp.	24,262	3,143
	Esab Corp.	42,130	3,041
*	Trex Co. Inc.	41,599	2,969
	Tetra Tech Inc.	18,619	2,930
*	Sunrun Inc.	175,392	2,741
	MSA Safety Inc.	13,512	2,468
	Donaldson Co. Inc.	35,515	2,268
	Genpact Ltd.	59,261	2,212
*	CACI International Inc. Class A	6,675	2,189
*	Hertz Global Holdings Inc.	128,218	2,173
	Timken Co.	27,331	2,089
	Acuity Brands Inc.	12,933	2,086
	Watts Water Technologies Inc. Class A	10,702	2,020
	Werner Enterprises Inc.	47,946	1,995
	MSC Industrial Direct Co. Inc. Class A	19,221	1,962
	Crane Co.	19,613	1,787
	Science Applications International Corp.	14,494	1,705
	GATX Corp.	13,783	1,628
*	JetBlue Airways Corp.	266,735	1,579
	Brink's Co.	20,015	1,517
		Shares	Market Value• ($000)
	Advanced Drainage Systems Inc.	11,703	1,500
	Exponent Inc.	12,819	1,152
*	Vicor Corp.	10,389	704
			177,004
Information Technology (11.1%)
	Jabil Inc.	107,934	12,350
*	Arrow Electronics Inc.	45,951	6,131
*	Ciena Corp.	121,336	6,064
	MKS Instruments Inc.	46,709	4,682
*	Aspen Technology Inc.	23,746	4,607
*	Manhattan Associates Inc.	21,192	4,294
*	Coherent Corp.	113,379	4,266
	Vontier Corp.	126,590	3,976
	Avnet Inc.	74,350	3,773
*	NCR Corp.	114,210	3,513
	TD SYNNEX Corp.	33,773	3,436
	Cognex Corp.	67,394	3,173
*	Lumentum Holdings Inc.	55,885	3,025
	Vishay Intertechnology Inc.	103,786	2,848
*	Synaptics Inc.	32,151	2,815
*	Kyndryl Holdings Inc.	166,560	2,812
*	IPG Photonics Corp.	25,398	2,752
	National Instruments Corp.	44,927	2,678
*	Wolfspeed Inc.	55,690	2,663
*	ACI Worldwide Inc.	88,116	2,139
	Universal Display Corp.	13,107	2,131
	Dolby Laboratories Inc. Class A	24,365	2,058
*	Teradata Corp.	44,410	2,055
	Littelfuse Inc.	7,676	2,050
*	Super Micro Computer Inc.	7,429	2,044
*	Silicon Laboratories Inc.	12,233	1,650
*	Blackbaud Inc.	19,875	1,513
	Xerox Holdings Corp.	91,929	1,461
*	Allegro MicroSystems Inc.	32,351	1,237
*	Envestnet Inc.	22,570	1,233
	Crane NXT Co.	19,613	1,164
*	CommVault Systems Inc.	11,805	806
			101,399
Materials (5.9%)
*	Cleveland-Cliffs Inc.	418,998	6,406
	United States Steel Corp.	184,213	5,727
	Crown Holdings Inc.	59,595	5,522
	Alcoa Corp.	145,123	4,365
	AptarGroup Inc.	28,248	3,745
	Berry Global Group Inc.	54,300	3,548
*	Axalta Coating Systems Ltd.	99,115	2,805
	Avient Corp.	69,639	2,793
	Commercial Metals Co.	41,919	2,360
	Sonoco Products Co.	39,045	2,243
*	Knife River Corp.	41,413	2,131
	Sensient Technologies Corp.	34,364	2,117
	Scotts Miracle-Gro Co.	33,297	1,887
	Chemours Co.	52,173	1,775

31

S&P Mid-Cap 400 Value Index Fund
		Shares	Market Value• ($000)
	Graphic Packaging Holding Co.	72,456	1,611
	Greif Inc. Class A	21,099	1,532
	NewMarket Corp.	2,485	1,167
	Ashland Inc.	13,040	1,130
	Worthington Industries Inc.	12,591	948
			53,812
Real Estate (10.6%)
	Equity LifeStyle Properties Inc.	142,386	9,534
*	Jones Lang LaSalle Inc.	38,855	6,714
	Healthcare Realty Trust Inc. Class A	309,781	5,427
	Spirit Realty Capital Inc.	114,940	4,438
	Apartment Income REIT Corp. Class A	121,369	4,134
	Kite Realty Group Trust	178,414	4,027
	Rexford Industrial Realty Inc.	70,291	3,758
	Medical Properties Trust Inc.	486,695	3,514
	CubeSmart	84,073	3,507
	Kilroy Realty Corp.	85,746	3,168
	Vornado Realty Trust	131,114	3,149
	Omega Healthcare Investors Inc.	97,225	3,094
	Independence Realty Trust Inc.	182,472	3,071
	STAG Industrial Inc.	80,254	2,932
	EastGroup Properties Inc.	16,257	2,920
	Cousins Properties Inc.	123,397	2,900
	Lamar Advertising Co. Class A	31,314	2,856
	EPR Properties	61,237	2,742
	NNN REIT Inc.	69,617	2,742
	Brixmor Property Group Inc.	124,687	2,741
	First Industrial Realty Trust Inc.	52,712	2,738
	Physicians Realty Trust	193,929	2,698
	Sabra Health Care REIT Inc.	188,069	2,357
	Park Hotels & Resorts Inc.	175,407	2,250
	Highwoods Properties Inc.	85,786	2,044
	Rayonier Inc.	54,258	1,622
	Agree Realty Corp.	23,502	1,453
	PotlatchDeltic Corp.	27,954	1,321
	National Storage Affiliates Trust	35,406	1,190
	Corporate Office Properties Trust	43,932	1,137
			96,178
	Shares	Market Value• ($000)
Utilities (2.9%)
UGI Corp.	170,281	4,288
Portland General Electric Co.	78,598	3,447
Southwest Gas Holdings Inc.	53,387	3,306
ALLETE Inc.	46,624	2,560
NorthWestern Corp.	48,641	2,451
IDACORP Inc.	19,349	1,854
Black Hills Corp.	26,028	1,431
Ormat Technologies Inc.	17,524	1,331
Spire Inc.	21,821	1,275
[1] Hawaiian Electric Industries Inc.	89,133	1,250
National Fuel Gas Co.	22,404	1,204
PNM Resources Inc.	26,533	1,176
New Jersey Resources Corp.	27,607	1,164
		26,737
Total Common Stocks (Cost $869,966)		906,419
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[2,3] Vanguard Market Liquidity Fund, 5.384% (Cost $7,727)	77,281	7,728
Total Investments (100.3%) (Cost $877,693)		914,147
Other Assets and Liabilities—Net (-0.3%)		(3,087)
Net Assets (100%)		911,060
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,948,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $4,035,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

32

S&P Mid-Cap 400 Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	September 2023	3	795	13

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Lithia Motors Inc. Class A	1/31/24	CITNA	1,974	(5.326)	23	—
New York Community Bancorp Inc.	1/31/24	CITNA	1,950	(5.326)	—	(153)
					23	(153)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
CITNA—Citibank, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
33

S&P Mid-Cap 400 Value Index Fund
Statement of Assets and Liabilities
As of August 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $869,966)	906,419
Affiliated Issuers (Cost $7,727)	7,728
Total Investments in Securities	914,147
Investment in Vanguard	31
Cash Collateral Pledged—Futures Contracts	30
Cash Collateral Pledged—Over-the-Counter Swap Contracts	260
Receivables for Investment Securities Sold	116
Receivables for Accrued Income	919
Receivables for Capital Shares Issued	3
Unrealized Appreciation—Over-the-Counter Swap Contracts	23
Total Assets	915,529
Liabilities
Due to Custodian	115
Payables for Investment Securities Purchased	24
Collateral for Securities on Loan	4,035
Payables for Capital Shares Redeemed	86
Payables to Vanguard	56
Variation Margin Payable—Futures Contracts	—
Unrealized Depreciation—Over-the-Counter Swap Contracts	153
Total Liabilities	4,469
Net Assets	911,060
1 Includes $3,948,000 of securities on loan.
34

S&P Mid-Cap 400 Value Index Fund
Statement of Assets and Liabilities (continued)
At August 31, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	1,106,197
Total Distributable Earnings (Loss)	(195,137)
Net Assets	911,060

ETF Shares—Net Assets[2]
Applicable to 9,825,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	812,377
Net Asset Value Per Share—ETF Shares	$82.68

Institutional Shares—Net Assets
Applicable to 297,437 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	98,683
Net Asset Value Per Share—Institutional Shares	$331.78
2	Shares outstanding and Net Asset Value Per Share adjusted to reflect a 2-for-1 share split effective March 13, 2023. See Notes to Financial Statements for further details.
See accompanying Notes, which are an integral part of the Financial Statements.
35

S&P Mid-Cap 400 Value Index Fund
Statement of Operations

Year Ended August 31, 2023
($000)
Investment Income
Income
Dividends	16,313
Interest[1]	70
Securities Lending—Net	308
Total Income	16,691
Expenses
The Vanguard Group—Note B
Investment Advisory Services	21
Management and Administrative—ETF Shares	1,019
Management and Administrative—Institutional Shares	53
Marketing and Distribution—ETF Shares	46
Marketing and Distribution—Institutional Shares	3
Custodian Fees	30
Auditing Fees	29
Shareholders’ Reports—ETF Shares	42
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	—
Other Expenses	17
Total Expenses	1,260
Net Investment Income	15,431
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	20,941
Futures Contracts	(247)
Swap Contracts	564
Realized Net Gain (Loss)	21,258
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	31,263
Futures Contracts	59
Swap Contracts	(130)
Change in Unrealized Appreciation (Depreciation)	31,192
Net Increase (Decrease) in Net Assets Resulting from Operations	67,881
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $67,000, less than $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $80,621,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
36

S&P Mid-Cap 400 Value Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2023 ($000)	2022 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	15,431	16,431
Realized Net Gain (Loss)	21,258	104,438
Change in Unrealized Appreciation (Depreciation)	31,192	(172,682)
Net Increase (Decrease) in Net Assets Resulting from Operations	67,881	(51,813)
Distributions
ETF Shares	(14,943)	(15,176)
Institutional Shares	(1,578)	(1,625)
Total Distributions	(16,521)	(16,801)
Capital Share Transactions
ETF Shares	(39,235)	46,955
Institutional Shares	13,348	(76,811)
Net Increase (Decrease) from Capital Share Transactions	(25,887)	(29,856)
Total Increase (Decrease)	25,473	(98,470)
Net Assets
Beginning of Period	885,587	984,057
End of Period	911,060	885,587
See accompanying Notes, which are an integral part of the Financial Statements.
37

S&P Mid-Cap 400 Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period[1]	Year Ended August 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$76.82	$82.65	$54.80	$58.77	$65.03
Investment Operations
Net Investment Income[2]	1.383	1.442	1.244	1.212	1.031
Net Realized and Unrealized Gain (Loss) on Investments	5.987	(5.769)	28.198	(4.044)	(6.310)
Total from Investment Operations	7.370	(4.327)	29.442	(2.832)	(5.279)
Distributions
Dividends from Net Investment Income	(1.510)	(1.503)	(1.592)	(1.138)	(.981)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.510)	(1.503)	(1.592)	(1.138)	(.981)
Net Asset Value, End of Period	$82.68	$76.82	$82.65	$54.80	$58.77
Total Return	9.79%	-5.34%	54.51%	-5.10%	-8.04%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$812	$807	$822	$501	$685
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.75%	1.79%	1.72%	2.13%	1.72%
Portfolio Turnover Rate[3]	43%	33%	36%	51%	38%
1	Adjusted to reflect a 2-for-1 share split effective March 13, 2023. See Notes to Financial Statements for further details.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
38

S&P Mid-Cap 400 Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$308.23	$331.49	$219.78	$235.62	$260.90
Investment Operations
Net Investment Income[1]	5.762	6.147	5.090	5.011	4.332
Net Realized and Unrealized Gain (Loss) on Investments	24.063	(23.292)	113.153	(16.157)	(25.380)
Total from Investment Operations	29.825	(17.145)	118.243	(11.146)	(21.048)
Distributions
Dividends from Net Investment Income	(6.275)	(6.115)	(6.533)	(4.694)	(4.232)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(6.275)	(6.115)	(6.533)	(4.694)	(4.232)
Net Asset Value, End of Period	$331.78	$308.23	$331.49	$219.78	$235.62
Total Return	9.88%	-5.23%	54.62%	-5.01%	-7.99%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$99	$79	$162	$160	$186
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.81%	1.90%	1.79%	2.21%	1.79%
Portfolio Turnover Rate[2]	43%	33%	36%	51%	38%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
39

S&P Mid-Cap 400 Value Index Fund
Notes to Financial Statements
Vanguard S&P Mid-Cap 400 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. In November 2022, the board of trustees authorized a two-for-one share split of the fund’s ETF share class, which occurred after the close of trading on March 13, 2023. Each ETF shareholder who owns shares as of the close of trading on that date received one additional share for every share held. The share split had no effect on fund net assets, but decreased the net asset value per share. Additionally, the share split had no effect on total return.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
40

S&P Mid-Cap 400 Value Index Fund
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2023, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
41

S&P Mid-Cap 400 Value Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
42

S&P Mid-Cap 400 Value Index Fund
For the year ended August 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2023, the fund had contributed to Vanguard capital in the amount of $31,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
43

S&P Mid-Cap 400 Value Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	906,419	—	—	906,419
Temporary Cash Investments	7,728	—	—	7,728
Total	914,147	—	—	914,147

Derivative Financial Instruments
Assets
Futures Contracts[1]	13	—	—	13
Swap Contracts	—	23	—	23
Total	13	23	—	36
Liabilities
Swap Contracts	—	153	—	153
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	80,475
Total Distributable Earnings (Loss)	(80,475)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of
44

S&P Mid-Cap 400 Value Index Fund
period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	8,190
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	34,171
Capital Loss Carryforwards	(237,498)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(195,137)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	16,521	16,801
Long-Term Capital Gains	—	—
Total	16,521	16,801
*	Includes short-term capital gains, if any.
As of August 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	879,976
Gross Unrealized Appreciation	124,207
Gross Unrealized Depreciation	(90,036)
Net Unrealized Appreciation (Depreciation)	34,171
E.  During the year ended August 31, 2023, the fund purchased $718,049,000 of investment securities and sold $742,639,000 of investment securities, other than temporary cash investments. Purchases and sales include $314,776,000 and $368,456,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2023, such purchases were $253,867,000 and sales were $194,716,000, resulting in net realized loss of $34,638,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
45

S&P Mid-Cap 400 Value Index Fund
F.  Capital share transactions for each class of shares were:
	Year Ended August 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares[1]
Issued	329,721	4,150	392,670	4,750
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(368,956)	(4,825)	(345,715)	(4,200)
Net Increase (Decrease)—ETF Shares	(39,235)	(675)	46,955	550
Institutional Shares
Issued	28,150	88	12,349	37
Issued in Lieu of Cash Distributions	1,399	5	1,318	4
Redeemed	(16,201)	(52)	(90,478)	(273)
Net Increase (Decrease)—Institutional Shares	13,348	41	(76,811)	(232)
1	Shares adjusted to reflect a 2-for-1 share split effective March 13, 2023.
G.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to August 31, 2023, that would require recognition or disclosure in these financial statements.
46

S&P Mid-Cap 400 Growth Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2013, Through August 31, 2023
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended August 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
S&P Mid-Cap 400 Growth Index Fund ETF Shares Net Asset Value	11.12%	6.25%	9.86%	$25,615
S&P Mid-Cap 400 Growth Index Fund ETF Shares Market Price	11.21	6.28	9.87	25,633
S&P MidCap 400 Growth Index	11.27	6.41	10.04	26,037
Dow Jones U.S. Total Stock Market Float Adjusted Index	14.75	10.12	12.14	31,461

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
S&P Mid-Cap 400 Growth Index Fund Institutional Shares	11.21%	6.34%	9.97%	$12,933,498
S&P MidCap 400 Growth Index	11.27	6.41	10.04	13,018,480
Dow Jones U.S. Total Stock Market Float Adjusted Index	14.75	10.12	12.14	15,730,560

See Financial Highlights for dividend and capital gains information.
47

S&P Mid-Cap 400 Growth Index Fund
Cumulative Returns of ETF Shares: August 31, 2013, Through August 31, 2023
	One Year	Five Years	Ten Years
S&P Mid-Cap 400 Growth Index Fund ETF Shares Market Price	11.21%	35.59%	156.33%
S&P Mid-Cap 400 Growth Index Fund ETF Shares Net Asset Value	11.12	35.43	156.15
S&P MidCap 400 Growth Index	11.27	36.44	160.37
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.
48

S&P Mid-Cap 400 Growth Index Fund
Fund Allocation
As of August 31, 2023
Communication Services	1.9%
Consumer Discretionary	12.7
Consumer Staples	4.4
Energy	7.9
Financials	10.7
Health Care	10.9
Industrials	25.8
Information Technology	9.8
Materials	8.7
Real Estate	4.1
Utilities	3.1
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
49

S&P Mid-Cap 400 Growth Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Communication Services (1.9%)
	Iridium Communications Inc.	101,444	4,966
	Nexstar Media Group Inc. Class A	28,886	4,702
	World Wrestling Entertainment Inc. Class A	34,963	3,376
	New York Times Co. Class A	65,998	2,922
*	ZoomInfo Technologies Inc. Class A	112,930	2,035
			18,001
Consumer Discretionary (12.7%)
*	Deckers Outdoor Corp.	21,234	11,235
	Service Corp. International	121,779	7,685
	Churchill Downs Inc.	53,075	6,649
	Tempur Sealy International Inc.	138,617	6,476
	Texas Roadhouse Inc. Class A	53,974	5,619
*	Five Below Inc.	30,942	5,321
	Murphy USA Inc.	16,144	5,128
	H&R Block Inc.	122,677	4,905
*	Crocs Inc.	49,967	4,864
*	TopBuild Corp.	13,556	3,932
	Wingstop Inc.	24,143	3,878
*	Fox Factory Holding Corp.	34,080	3,776
	Williams-Sonoma Inc.	25,392	3,585
	Aramark	86,077	3,200
*	Visteon Corp.	22,840	3,181
*	Grand Canyon Education Inc.	24,753	2,902
	Dick's Sporting Goods Inc.	24,769	2,882
*	Planet Fitness Inc. Class A	46,542	2,830
	Gentex Corp.	86,606	2,829
	Wyndham Hotels & Resorts Inc.	35,971	2,712
	Wendy's Co.	135,812	2,688
	Brunswick Corp.	33,614	2,660
*	Light & Wonder Inc.	33,768	2,589
	Polaris Inc.	22,410	2,512
	Boyd Gaming Corp.	36,495	2,440
	Harley-Davidson Inc.	66,400	2,241
	Autoliv Inc.	19,909	1,943
*	YETI Holdings Inc.	38,379	1,917
		Shares	Market Value• ($000)
*	AutoNation Inc.	11,659	1,832
	Valvoline Inc.	51,431	1,771
*	Ollie's Bargain Outlet Holdings Inc.	22,709	1,750
	Choice Hotels International Inc.	12,594	1,598
*	Hilton Grand Vacations Inc.	31,544	1,379
	Papa John's International Inc.	10,799	818
			121,727
Consumer Staples (4.4%)
*	Darling Ingredients Inc.	128,543	7,939
	Casey's General Stores Inc.	30,018	7,337
*	Celsius Holdings Inc.	32,786	6,427
*	BJ's Wholesale Club Holdings Inc.	61,711	4,159
*	Performance Food Group Co.	56,608	3,517
	Lancaster Colony Corp.	15,964	2,637
	Flowers Foods Inc.	97,836	2,305
*	US Foods Holding Corp.	51,116	2,066
*	Boston Beer Co. Inc. Class A	5,217	1,906
*	Sprouts Farmers Market Inc.	44,810	1,828
*	BellRing Brands Inc.	43,848	1,820
			41,941
Energy (7.8%)
	Ovintiv Inc.	151,679	7,123
	NOV Inc.	317,180	6,702
	Range Resources Corp.	194,376	6,294
*	Antero Resources Corp.	222,444	6,155
*	Southwestern Energy Co.	887,149	6,015
	Matador Resources Co.	91,214	5,792
	ChampionX Corp.	159,483	5,756
	Murphy Oil Corp.	118,208	5,367
	PBF Energy Inc. Class A	88,373	4,144
	Chord Energy Corp.	25,439	4,108
	DT Midstream Inc.	78,054	4,081
*	Valaris Ltd.	48,453	3,649
	Antero Midstream Corp.	270,486	3,278
*	CNX Resources Corp.	133,381	2,981
	HF Sinclair Corp.	45,669	2,516
	Equitrans Midstream Corp.	160,386	1,540
			75,501
50

S&P Mid-Cap 400 Growth Index Fund
		Shares	Market Value• ($000)
Financials (10.7%)
	Annaly Capital Management Inc.	397,875	8,065
	Kinsale Capital Group Inc.	17,534	6,990
*	WEX Inc.	34,514	6,771
	Erie Indemnity Co. Class A	20,093	5,600
	Jefferies Financial Group Inc.	150,432	5,369
	SEI Investments Co.	81,618	5,065
	Selective Insurance Group Inc.	48,732	4,835
	RLI Corp.	32,661	4,296
	RenaissanceRe Holdings Ltd.	22,661	4,258
	Interactive Brokers Group Inc. Class A	46,462	4,232
	Primerica Inc.	20,136	4,047
	First Horizon Corp.	285,980	3,589
	Cullen/Frost Bankers Inc.	34,767	3,286
	East West Bancorp Inc.	58,134	3,217
	Commerce Bancshares Inc.	62,197	3,053
	American Financial Group Inc.	25,322	2,935
	SLM Corp.	195,291	2,781
	FirstCash Holdings Inc.	29,670	2,650
	Affiliated Managers Group Inc.	19,196	2,572
	SouthState Corp.	34,883	2,522
	Evercore Inc. Class A	14,213	1,991
	Hanover Insurance Group Inc.	16,974	1,811
	Columbia Banking System Inc.	87,288	1,788
	Federated Hermes Inc. Class B	47,235	1,642
*	Euronet Worldwide Inc.	18,597	1,625
	First Financial Bankshares Inc.	55,413	1,591
	United Bankshares Inc.	51,999	1,564
	Glacier Bancorp Inc.	48,179	1,455
	Hancock Whitney Corp.	33,937	1,400
	International Bancshares Corp.	25,896	1,160
	Cathay General Bancorp	29,873	1,064
			103,224
Health Care (10.9%)
*	Neurocrine Biosciences Inc.	78,606	8,559
*	United Therapeutics Corp.	37,740	8,467
*	Jazz Pharmaceuticals plc	51,562	7,392
*	Repligen Corp.	41,715	7,255
*	Shockwave Medical Inc.	29,505	6,503
*	Exelixis Inc.	262,338	5,874
*	Medpace Holdings Inc.	19,901	5,379
*	Globus Medical Inc. Class A	96,061	5,197
*	Penumbra Inc.	19,414	5,135
*	HealthEquity Inc.	68,853	4,651
*	Option Care Health Inc.	133,229	4,640
*	Halozyme Therapeutics Inc.	106,082	4,515
	Chemed Corp.	8,227	4,208
*	Lantheus Holdings Inc.	55,049	3,768
*	Haemonetics Corp.	40,640	3,647
*	Acadia Healthcare Co. Inc.	43,002	3,315
	Bruker Corp.	47,422	3,111
*	Masimo Corp.	24,645	2,816
*	Inari Medical Inc.	41,452	2,761
		Shares	Market Value• ($000)
	Encompass Health Corp.	37,142	2,639
*	QuidelOrtho Corp.	23,911	1,969
*	Doximity Inc. Class A	56,344	1,343
*	Arrowhead Pharmaceuticals Inc.	41,248	1,140
*	Progyny Inc.	22,846	853
			105,137
Industrials (25.7%)
*	Builders FirstSource Inc.	103,249	14,975
	Hubbell Inc. Class B	43,171	14,076
	Carlisle Cos. Inc.	41,058	10,799
	Watsco Inc.	26,924	9,815
	Lincoln Electric Holdings Inc.	46,379	8,926
	Toro Co.	84,009	8,596
	EMCOR Group Inc.	38,301	8,589
	nVent Electric plc	133,462	7,546
	Graco Inc.	88,149	6,959
*	Clean Harbors Inc.	40,534	6,864
	KBR Inc.	109,334	6,726
*	Paylocity Holding Corp.	33,274	6,671
	Curtiss-Wright Corp.	30,888	6,424
	Lennox International Inc.	16,136	6,080
	Owens Corning	39,197	5,641
	Landstar System Inc.	28,946	5,494
	Simpson Manufacturing Co. Inc.	34,374	5,492
	BWX Technologies Inc.	73,669	5,434
	AECOM	60,466	5,306
	UFP Industries Inc.	50,023	5,220
*	Saia Inc.	12,184	5,193
*	FTI Consulting Inc.	27,373	5,086
	Advanced Drainage Systems Inc.	38,800	4,973
	Valmont Industries Inc.	16,963	4,300
*	Avis Budget Group Inc.	19,219	4,101
	Donaldson Co. Inc.	62,525	3,994
*	ExlService Holdings Inc.	133,919	3,914
*	CACI International Inc. Class A	11,751	3,854
	Tetra Tech Inc.	24,442	3,846
	Knight-Swift Transportation Holdings Inc. Class A	64,866	3,556
	Science Applications International Corp.	29,140	3,429
	AGCO Corp.	26,030	3,372
*	Trex Co. Inc.	46,457	3,316
	ITT Inc.	30,538	3,123
*	Middleby Corp.	20,695	3,013
	MSA Safety Inc.	16,354	2,988
	Insperity Inc.	28,939	2,932
	Genpact Ltd.	77,796	2,904
*	Chart Industries Inc.	15,214	2,747
	Concentrix Corp.	34,393	2,746
	WESCO International Inc.	16,358	2,648
	Exponent Inc.	28,258	2,539
	Watts Water Technologies Inc. Class A	11,482	2,167

51

S&P Mid-Cap 400 Growth Index Fund
		Shares	Market Value• ($000)
	Acuity Brands Inc.	12,810	2,066
	Timken Co.	26,001	1,987
	MSC Industrial Direct Co. Inc. Class A	19,035	1,943
	Crane Co.	19,414	1,769
	GATX Corp.	14,781	1,746
	Brink's Co.	17,553	1,331
*	Vicor Corp.	7,728	524
			247,740
Information Technology (9.8%)
*	Lattice Semiconductor Corp.	110,889	10,785
*	Dynatrace Inc.	174,643	8,418
*	Super Micro Computer Inc.	29,429	8,095
*	Dropbox Inc. Class A	219,087	6,088
*	Manhattan Associates Inc.	28,981	5,872
*	Novanta Inc.	28,845	4,817
*	Qualys Inc.	27,049	4,210
	Power Integrations Inc.	46,204	3,882
	National Instruments Corp.	61,435	3,661
*	Cirrus Logic Inc.	44,515	3,652
	Universal Display Corp.	22,101	3,593
*	MACOM Technology Solutions Holdings Inc.	41,686	3,525
	Cognex Corp.	72,304	3,404
	Littelfuse Inc.	12,402	3,312
	Belden Inc.	34,278	3,219
	Amkor Technology Inc.	81,137	2,269
*	Calix Inc.	46,430	2,159
*	Wolfspeed Inc.	45,125	2,158
	Dolby Laboratories Inc. Class A	23,465	1,982
*	Silicon Laboratories Inc.	13,656	1,842
*	Teradata Corp.	37,446	1,733
*	CommVault Systems Inc.	23,718	1,620
*	Blackbaud Inc.	16,739	1,274
*	Envestnet Inc.	21,526	1,176
	Crane NXT Co.	19,468	1,156
*	Allegro MicroSystems Inc.	20,446	782
			94,684
Materials (8.7%)
	Reliance Steel & Aluminum Co.	47,361	13,496
	RPM International Inc.	103,849	10,358
	Royal Gold Inc.	52,909	5,931
	Olin Corp.	96,854	5,619
	Eagle Materials Inc.	29,042	5,498
	Graphic Packaging Holding Co.	175,673	3,907
	Westlake Corp.	27,764	3,637
	Louisiana-Pacific Corp.	58,040	3,626
	Crown Holdings Inc.	37,733	3,496
	AptarGroup Inc.	24,807	3,288
	Cabot Corp.	45,235	3,278
	Silgan Holdings Inc.	67,502	3,046
	Commercial Metals Co.	52,833	2,974
	Berry Global Group Inc.	42,253	2,761
	Chemours Co.	68,497	2,330
		Shares	Market Value• ($000)
	Sonoco Products Co.	40,246	2,312
*	Axalta Coating Systems Ltd.	80,320	2,273
	Ashland Inc.	26,221	2,272
*	MP Materials Corp.	74,335	1,557
	NewMarket Corp.	2,885	1,355
	Worthington Industries Inc.	12,009	904
			83,918
Real Estate (4.1%)
	Rexford Industrial Realty Inc.	92,277	4,934
	CubeSmart	97,739	4,077
	Lamar Advertising Co. Class A	39,469	3,600
	EastGroup Properties Inc.	19,678	3,535
	Agree Realty Corp.	51,802	3,202
	NNN REIT Inc.	77,741	3,062
	Omega Healthcare Investors Inc.	92,508	2,944
	First Industrial Realty Trust Inc.	54,334	2,822
	Brixmor Property Group Inc.	118,644	2,608
	STAG Industrial Inc.	65,030	2,376
	Rayonier Inc.	65,660	1,963
	PotlatchDeltic Corp.	36,679	1,733
	Corporate Office Properties Trust	47,242	1,223
	National Storage Affiliates Trust	31,039	1,043
			39,122
Utilities (3.1%)
	Essential Utilities Inc.	193,819	7,152
	OGE Energy Corp.	161,374	5,495
	ONE Gas Inc.	44,628	3,234
	National Fuel Gas Co.	51,776	2,782
	New Jersey Resources Corp.	50,784	2,142
	IDACORP Inc.	21,607	2,071
	PNM Resources Inc.	42,862	1,899
	Ormat Technologies Inc.	24,977	1,897
	Black Hills Corp.	27,901	1,534
	Spire Inc.	20,727	1,211
			29,417
Total Common Stocks (Cost $813,572)			960,412

52

S&P Mid-Cap 400 Growth Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 5.384% (Cost $5)	52	5
Total Investments (99.8%) (Cost $813,577)		960,417
Other Assets and Liabilities—Net (0.2%)		2,193
Net Assets (100%)		962,610
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	September 2023	8	2,119	1

See accompanying Notes, which are an integral part of the Financial Statements.
53

S&P Mid-Cap 400 Growth Index Fund
Statement of Assets and Liabilities
As of August 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $813,572)	960,412
Affiliated Issuers (Cost $5)	5
Total Investments in Securities	960,417
Investment in Vanguard	32
Receivables for Investment Securities Sold	3,498
Receivables for Accrued Income	824
Receivables for Capital Shares Issued	28
Total Assets	964,799
Liabilities
Due to Custodian	393
Payables for Investment Securities Purchased	1,715
Payables for Capital Shares Redeemed	24
Payables to Vanguard	57
Total Liabilities	2,189
Net Assets	962,610
At August 31, 2023, net assets consisted of:

Paid-in Capital	1,144,637
Total Distributable Earnings (Loss)	(182,027)
Net Assets	962,610

ETF Shares—Net Assets[1]
Applicable to 8,275,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	785,332
Net Asset Value Per Share—ETF Shares	$94.90

Institutional Shares—Net Assets
Applicable to 468,516 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	177,278
Net Asset Value Per Share—Institutional Shares	$378.38
1	Shares outstanding and Net Asset Value Per Share adjusted to reflect a 2-for-1 share split effective March 13, 2023. See Notes to Financial Statements for further details.
See accompanying Notes, which are an integral part of the Financial Statements.
54

S&P Mid-Cap 400 Growth Index Fund
Statement of Operations

Year Ended August 31, 2023
($000)
Investment Income
Income
Dividends	10,862
Interest[1]	27
Securities Lending—Net	259
Total Income	11,148
Expenses
The Vanguard Group—Note B
Investment Advisory Services	21
Management and Administrative—ETF Shares	958
Management and Administrative—Institutional Shares	92
Marketing and Distribution—ETF Shares	42
Marketing and Distribution—Institutional Shares	5
Custodian Fees	20
Auditing Fees	29
Shareholders’ Reports—ETF Shares	37
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	—
Other Expenses	17
Total Expenses	1,221
Net Investment Income	9,927
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(60,170)
Futures Contracts	(36)
Realized Net Gain (Loss)	(60,206)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	145,189
Futures Contracts	58
Change in Unrealized Appreciation (Depreciation)	145,247
Net Increase (Decrease) in Net Assets Resulting from Operations	94,968
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $25,000, less than $1,000, less than $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $36,958,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
55

S&P Mid-Cap 400 Growth Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2023 ($000)	2022 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	9,927	8,246
Realized Net Gain (Loss)	(60,206)	74,072
Change in Unrealized Appreciation (Depreciation)	145,247	(246,971)
Net Increase (Decrease) in Net Assets Resulting from Operations	94,968	(164,653)
Distributions
ETF Shares	(7,505)	(4,524)
Institutional Shares	(1,358)	(821)
Total Distributions	(8,863)	(5,345)
Capital Share Transactions
ETF Shares	(11,158)	(53,845)
Institutional Shares	37,423	(1,657)
Net Increase (Decrease) from Capital Share Transactions	26,265	(55,502)
Total Increase (Decrease)	112,370	(225,500)
Net Assets
Beginning of Period	850,240	1,075,740
End of Period	962,610	850,240
See accompanying Notes, which are an integral part of the Financial Statements.
56

S&P Mid-Cap 400 Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period[1]	Year Ended August 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$86.30	$102.72	$76.26	$68.85	$73.23
Investment Operations
Net Investment Income[2]	.988	.809	.526	.680	.760
Net Realized and Unrealized Gain (Loss) on Investments	8.500	(16.729)	26.594	7.591	(4.542)
Total from Investment Operations	9.488	(15.920)	27.120	8.271	(3.782)
Distributions
Dividends from Net Investment Income	(.888)	(.500)	(.660)	(.861)	(.598)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.888)	(.500)	(.660)	(.861)	(.598)
Net Asset Value, End of Period	$94.90	$86.30	$102.72	$76.26	$68.85
Total Return	11.12%	-15.57%	35.70%	12.08%	-5.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$785	$725	$925	$774	$737
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.12%	0.85%	0.57%	0.98%	1.13%
Portfolio Turnover Rate[3]	48%	44%	40%	49%	40%
1	Adjusted to reflect a 2-for-1 share split effective March 13, 2023. See Notes to Financial Statements for further details.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
57

S&P Mid-Cap 400 Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$344.11	$409.55	$303.97	$274.38	$292.07
Investment Operations
Net Investment Income[1]	4.208	3.533	2.347	2.925	3.242
Net Realized and Unrealized Gain (Loss) on Investments	33.855	(66.731)	106.033	30.247	(18.167)
Total from Investment Operations	38.063	(63.198)	108.380	33.172	(14.925)
Distributions
Dividends from Net Investment Income	(3.793)	(2.242)	(2.800)	(3.582)	(2.765)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.793)	(2.242)	(2.800)	(3.582)	(2.765)
Net Asset Value, End of Period	$378.38	$344.11	$409.55	$303.97	$274.38
Total Return	11.21%	-15.50%	35.80%	12.17%	-5.02%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$177	$125	$151	$213	$205
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.19%	0.94%	0.65%	1.06%	1.20%
Portfolio Turnover Rate[2]	48%	44%	40%	49%	40%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
58

S&P Mid-Cap 400 Growth Index Fund
Notes to Financial Statements
Vanguard S&P Mid-Cap 400 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. In November 2022, the board of trustees authorized a two-for-one share split of the fund’s ETF share class, which occurred after the close of trading on March 13, 2023. Each ETF shareholder who owns shares as of the close of trading on that date received one additional share for every share held. The share split had no effect on fund net assets, but decreased the net asset value per share. Additionally, the share split had no effect on total return.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
59

S&P Mid-Cap 400 Growth Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow
60

S&P Mid-Cap 400 Growth Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2023, the fund had contributed to Vanguard capital in the amount of $32,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2023, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
61

S&P Mid-Cap 400 Growth Index Fund
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	36,999
Total Distributable Earnings (Loss)	(36,999)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	6,430
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	144,641
Capital Loss Carryforwards	(333,098)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(182,027)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	8,863	5,345
Long-Term Capital Gains	—	—
Total	8,863	5,345
*	Includes short-term capital gains, if any.
62

S&P Mid-Cap 400 Growth Index Fund
As of August 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	815,776
Gross Unrealized Appreciation	187,407
Gross Unrealized Depreciation	(42,766)
Net Unrealized Appreciation (Depreciation)	144,641
E.  During the year ended August 31, 2023, the fund purchased $568,379,000 of investment securities and sold $541,468,000 of investment securities, other than temporary cash investments. Purchases and sales include $109,489,000 and $115,630,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2023, such purchases were $182,436,000 and sales were $265,402,000, resulting in net realized loss of $76,095,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Year Ended August 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares[1]
Issued	109,722	1,275	321,229	3,200
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(120,880)	(1,400)	(375,074)	(3,800)
Net Increase (Decrease)—ETF Shares	(11,158)	(125)	(53,845)	(600)
Institutional Shares
Issued	52,131	146	42,038	115
Issued in Lieu of Cash Distributions	1,358	4	821	2
Redeemed	(16,066)	(45)	(44,516)	(122)
Net Increase (Decrease)—Institutional Shares	37,423	105	(1,657)	(5)
1	Shares adjusted to reflect a 2-for-1 share split effective March 13, 2023.
G.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
63

S&P Mid-Cap 400 Growth Index Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to August 31, 2023, that would require recognition or disclosure in these financial statements.
64

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Admiral Funds and Shareholders of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund and Vanguard S&P Mid-Cap 400 Growth Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund and Vanguard S&P Mid-Cap 400 Growth Index Fund (three of the funds constituting Vanguard Admiral Funds, hereafter collectively referred to as the "Funds") as of August 31, 2023, the related statements of operations for the year ended August 31, 2023, the statements of changes in net assets for each of the two years in the period ended August 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2023 and each of the financial highlights for each of the five years in the period ended August 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 18, 2023
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
65

Tax information (unaudited)
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction for corporate shareholders.
Fund	Percentage
S&P Mid-Cap 400 Index Fund	85.8%
S&P Mid-Cap 400 Value Index Fund	77.5
S&P Mid-Cap 400 Growth Index Fund	90.0
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for individual shareholders for the fiscal year.
Fund	($000)
S&P Mid-Cap 400 Index Fund	37,314
S&P Mid-Cap 400 Value Index Fund	13,813
S&P Mid-Cap 400 Growth Index Fund	7,663
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
S&P Mid-Cap 400 Index Fund	195
S&P Mid-Cap 400 Value Index Fund	21
S&P Mid-Cap 400 Growth Index Fund	8
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified business income for individual shareholders for the fiscal year.
Fund	($000)
S&P Mid-Cap 400 Index Fund	5,444
S&P Mid-Cap 400 Value Index Fund	2,475
S&P Mid-Cap 400 Growth Index Fund	898
66

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year through advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.
Investment performance
The board considered the short-and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.
Cost
The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.
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The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
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Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Admiral Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program's operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022 through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.
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The S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index (the “Indexes”) are products of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and have been licensed for use by Vanguard. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Vanguard. Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of the Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund particularly or the ability of the S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index to track general market performance. S&P Dow Jones Indices’ only relationship to Vanguard with respect to the S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index are determined, composed and calculated by S&P Dow Jones Indices without regard to Vanguard or Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund. S&P Dow Jones Indices have no obligation to take the needs of Vanguard or the owners of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund into consideration in determining, composing or calculating the S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices and amount of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund or the timing of the issuance or sale of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund or in the determination or calculation of the equation by which Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S& P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund. There is no assurance that investment products based on the S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF VANGUARD S&P MID-CAP 400 INDEX FUND, VANGUARD S&P MID-CAP 400 VALUE INDEX FUND, AND VANGUARD S&P MID-CAP 400 GROWTH INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND VANGUARD, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 205 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal, the advisory board of the University of California, Berkeley School of Engineering, and the advisory board of Santa Clara University’s Leavey School of Business.
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Chair of the board of Catholic Investment Services, Inc. (investment advisors). Member of the board of superintendence of the Institute for the Works of Religion, the Notre Dame 403(b) Investment Committee, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Director of DuPont. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and partner of HighVista Strategies (private investment firm). Member of the board of RIT Capital Partners (investment firm).
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law, Duke Law School (2021–present); Rubenstein Fellow, Duke University (2017–2020); Distinguished Fellow of the Global Financial Markets Center, Duke Law School (2020–2022); and Senior Fellow, Duke Center on Risk (2020–present). Partner of Kaya Partners (climate policy advisory services). Member of the board of directors of Arcadia (energy solution technology).
Grant Reid
Born in 1959. Trustee since July 2023. Principal occupation(s) during the past five years and other experience: chief executive officer and president (2014–2022) and member of the board of directors (2015–2022) of Mars, Incorporated (multinational manufacturer). Member of the board of directors of Marriott International, Inc. Chair of Agribusiness Task Force, Sustainable Markets Initiative.
David Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company. Trustee of Common Fund.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Jodi Miller
Born in 1980. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2022–present) of each of the investment companies served by Vanguard. Head of Enterprise Investment Services (2020–present), head of Retail Client Services and Operations (2020–2022), and head of Retail Strategic Support (2018–2020) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director (2022–present) of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. McIsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
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Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q18420 102023

Annual Report  |  August 31, 2023
Vanguard S&P 500 Value and Growth
Index Funds
Vanguard S&P 500 Value Index Fund
Vanguard S&P 500 Growth Index Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended August 31, 2023, Vanguard S&P 500 Value Index Fund returned 17.15% for ETF Shares and 17.19% for Institutional Shares. Vanguard S&P 500 Growth Index Fund returned 13.26% for ETF Shares and 13.29% for Institutional Shares. Both funds tracked their target indexes. (Returns for ETF Shares are based on net asset value.)
•	Early in the period, inflation in many developed markets began to ease off multidecade highs but remained stubbornly high in some sectors—including services, which felt the effects of a tight labor market. While aggressive interest rate hikes by many major central banks including the Federal Reserve fanned fears of recession, the economy proved more resilient than expected.
•	Large-capitalization stocks outperformed their small- and mid-cap counterparts for the period. Value and growth stocks both posted positive returns, but growth significantly outperformed value.
•	Multiple sectors across both funds posted positive results for the 12 months. Information technology, financial, and communication services stocks contributed most to the performance of the Growth Index Fund, as did information technology, consumer discretionary, and communication services for the Value Index Fund.
Market Barometer
	Average Annual Total Returns Periods Ended August 31, 2023
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	15.40%	9.93%	10.77%
Russell 2000 Index (Small-caps)	4.65	8.12	3.14
Russell 3000 Index (Broad U.S. market)	14.76	9.81	10.25
FTSE All-World ex US Index (International)	12.02	4.49	3.74
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	-1.05%	-4.40%	0.55%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	1.70	-1.32	1.52
FTSE Three-Month U.S. Treasury Bill Index	4.44	1.63	1.68
CPI
Consumer Price Index	3.67%	5.71%	4.02%
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended August 31, 2023
	Beginning Account Value 2/28/2023	Ending Account Value 8/31/2023	Expenses Paid During Period
Based on Actual Fund Return
S&P 500 Value Index Fund
ETF Shares	$1,000.00	$1,086.10	$0.53
Institutional Shares	1,000.00	1,086.30	0.42
S&P 500 Growth Index Fund
ETF Shares	$1,000.00	$1,198.10	$0.55
Institutional Shares	1,000.00	1,198.20	0.44
Based on Hypothetical 5% Yearly Return
S&P 500 Value Index Fund
ETF Shares	$1,000.00	$1,024.70	$0.51
Institutional Shares	1,000.00	1,024.80	0.41
S&P 500 Growth Index Fund
ETF Shares	$1,000.00	$1,024.70	$0.51
Institutional Shares	1,000.00	1,024.80	0.41
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the S&P 500 Value Index Fund, 0.10% for ETF Shares and 0.08% for Institutional Shares; and for the S&P 500 Growth Index Fund, 0.10% for ETF Shares and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
3

S&P 500 Value Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2013, Through August 31, 2023
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended August 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
S&P 500 Value Index Fund ETF Shares Net Asset Value	17.15%	9.41%	10.29%	$26,636
S&P 500 Value Index Fund ETF Shares Market Price	17.18	9.42	10.30	26,651
S&P 500 Value Index	17.28	9.53	10.43	26,968
Dow Jones U.S. Total Stock Market Float Adjusted Index	14.75	10.12	12.14	31,461

	One Year	Five Years	Since Inception (3/3/2015)	Final Value of a $5,000,000 Investment
S&P 500 Value Index Fund Institutional Shares	17.19%	9.45%	9.15%	$10,515,932
S&P 500 Value Index	17.28	9.53	9.22	10,576,229
Dow Jones U.S. Total Stock Market Float Adjusted Index	14.75	10.12	10.73	11,886,634
“Since Inception” performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standard(s).
See Financial Highlights for dividend and capital gains information.
4

S&P 500 Value Index Fund
Cumulative Returns of ETF Shares: August 31, 2013, Through August 31, 2023
	One Year	Five Years	Ten Years
S&P 500 Value Index Fund ETF Shares Market Price	17.18%	56.85%	166.51%
S&P 500 Value Index Fund ETF Shares Net Asset Value	17.15	56.81	166.36
S&P 500 Value Index	17.28	57.65	169.68
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.
5

S&P 500 Value Index Fund
Fund Allocation
As of August 31, 2023
Communication Services	9.9%
Consumer Discretionary	11.1
Consumer Staples	6.8
Energy	1.6
Financials	19.2
Health Care	8.6
Industrials	12.3
Information Technology	18.2
Materials	3.1
Real Estate	4.4
Utilities	4.8
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
6

S&P 500 Value Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Communication Services (9.9%)
*	Meta Platforms Inc. Class A	484,378	143,323
	Comcast Corp. Class A	910,792	42,589
*	Netflix Inc.	97,341	42,215
*	Walt Disney Co.	400,148	33,484
	Verizon Communications Inc.	920,593	32,202
	AT&T Inc.	1,565,537	23,154
*	Charter Communications Inc. Class A	22,756	9,970
*	Warner Bros Discovery Inc.	485,518	6,380
	Activision Blizzard Inc.	64,231	5,909
*	T-Mobile US Inc.	40,355	5,498
*	Take-Two Interactive Software Inc.	34,726	4,938
	Omnicom Group Inc.	43,723	3,542
*	Match Group Inc.	61,203	2,868
	Interpublic Group of Cos. Inc.	84,304	2,749
*	Live Nation Entertainment Inc.	31,429	2,657
	Electronic Arts Inc.	18,211	2,185
	Fox Corp. Class A	59,217	1,958
	News Corp. Class A	89,946	1,933
	Paramount Global Class B	110,679	1,670
	Fox Corp. Class B	29,729	907
	News Corp. Class B	18,906	416
			370,547
Consumer Discretionary (11.0%)
*	Amazon.com Inc.	1,055,475	145,666
	Home Depot Inc.	104,218	34,423
	NIKE Inc. Class B	269,803	27,442
*	Booking Holdings Inc.	8,086	25,107
	McDonald's Corp.	60,740	17,077
	Starbucks Corp.	123,001	11,985
	Ford Motor Co.	860,637	10,440
	General Motors Co.	304,403	10,201
	Lowe's Cos. Inc.	40,486	9,331
	Ross Stores Inc.	74,909	9,125
	TJX Cos. Inc.	90,770	8,394
	Lennar Corp. Class A	55,262	6,581
		Shares	Market Value• ($000)
*	Aptiv plc	59,241	6,010
	Marriott International Inc. Class A	27,669	5,631
	eBay Inc.	117,106	5,244
*	Royal Caribbean Cruises Ltd.	48,178	4,767
	Hilton Worldwide Holdings Inc.	30,146	4,481
*	NVR Inc.	666	4,247
	Darden Restaurants Inc.	26,487	4,119
	DR Horton Inc.	33,985	4,045
	PulteGroup Inc.	48,959	4,018
	Las Vegas Sands Corp.	71,966	3,948
	Garmin Ltd.	33,510	3,553
*	Carnival Corp.	220,420	3,487
*	Expedia Group Inc.	31,238	3,386
	Best Buy Co. Inc.	42,634	3,259
	LKQ Corp.	55,689	2,925
	MGM Resorts International	66,348	2,918
	Yum! Brands Inc.	22,013	2,848
*	CarMax Inc.	34,770	2,840
*	Caesars Entertainment Inc.	46,996	2,597
	Wynn Resorts Ltd.	22,632	2,295
	BorgWarner Inc.	51,245	2,088
	Hasbro Inc.	28,448	2,048
	Bath & Body Works Inc.	50,004	1,844
	Tapestry Inc.	50,841	1,694
	Whirlpool Corp.	11,959	1,674
	Domino's Pizza Inc.	4,164	1,613
*	Norwegian Cruise Line Holdings Ltd.	92,650	1,535
	VF Corp.	72,127	1,425
	Genuine Parts Co.	8,592	1,321
*	Mohawk Industries Inc.	11,590	1,175
	Pool Corp.	3,150	1,152
	Ralph Lauren Corp. Class A	8,938	1,043
	Newell Brands Inc.	82,175	869
*	Etsy Inc.	11,313	832
	Lennar Corp. Class B	360	38
			412,741
Consumer Staples (6.8%)
	Walmart Inc.	307,097	49,937
	Procter & Gamble Co.	232,204	35,838
7

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
	Costco Wholesale Corp.	33,016	18,135
	Coca-Cola Co.	298,153	17,839
	Philip Morris International Inc.	156,347	15,019
	Target Corp.	101,081	12,792
	Mondelez International Inc. Class A	137,192	9,776
	Altria Group Inc.	187,651	8,298
	Estee Lauder Cos. Inc. Class A	50,780	8,152
	Sysco Corp.	110,982	7,730
	Kroger Co.	143,012	6,634
	Colgate-Palmolive Co.	81,754	6,006
	Kraft Heinz Co.	174,720	5,781
	Church & Dwight Co. Inc.	53,497	5,177
	Kimberly-Clark Corp.	38,420	4,950
	Archer-Daniels-Midland Co.	60,837	4,824
	Constellation Brands Inc. Class A	15,537	4,048
	Walgreens Boots Alliance Inc.	156,878	3,971
	J M Smucker Co.	23,390	3,390
	Tyson Foods Inc. Class A	62,570	3,333
	Conagra Brands Inc.	104,592	3,125
	Keurig Dr Pepper Inc.	92,493	3,112
	General Mills Inc.	41,038	2,777
	Molson Coors Beverage Co. Class B	41,227	2,618
	Clorox Co.	14,903	2,332
	Bunge Ltd.	19,389	2,217
	McCormick & Co. Inc. (Non-Voting)	26,860	2,205
	Kellogg Co.	25,275	1,542
	Brown-Forman Corp. Class B	17,908	1,184
	Campbell Soup Co.	17,922	747
	Hormel Foods Corp.	17,701	683
			254,172
Energy (1.6%)
	Phillips 66	100,467	11,469
	Valero Energy Corp.	79,158	10,283
	Schlumberger NV	146,679	8,648
	Baker Hughes Co. Class A	221,669	8,022
	Halliburton Co.	197,577	7,631
	Kinder Morgan Inc.	431,826	7,436
	Marathon Petroleum Corp.	48,307	6,897
			60,386
Financials (19.1%)
*	Berkshire Hathaway Inc. Class B	390,462	140,644
	JPMorgan Chase & Co.	639,862	93,631
	Bank of America Corp.	1,518,073	43,523
	Wells Fargo & Co.	821,575	33,923
	S&P Global Inc.	71,822	28,072
	Morgan Stanley	285,253	24,289
	Goldman Sachs Group Inc.	72,795	23,856
	BlackRock Inc.	32,793	22,973
		Shares	Market Value• ($000)
	Citigroup Inc.	426,236	17,599
	CME Group Inc.	78,767	15,965
*	PayPal Holdings Inc.	244,323	15,273
	Intercontinental Exchange Inc.	122,601	14,466
	US Bancorp	305,474	11,159
	PNC Financial Services Group Inc.	87,396	10,551
	American Express Co.	66,401	10,491
	American International Group Inc.	158,500	9,276
	Aflac Inc.	120,394	8,978
	MetLife Inc.	140,882	8,924
	Truist Financial Corp.	291,666	8,910
	Capital One Financial Corp.	83,605	8,560
	Charles Schwab Corp.	133,426	7,892
	Chubb Ltd.	39,001	7,834
	Marsh & McLennan Cos. Inc.	39,002	7,605
	Prudential Financial Inc.	79,945	7,568
	Global Payments Inc.	57,369	7,268
	Fidelity National Information Services Inc.	129,771	7,249
	Bank of New York Mellon Corp.	157,259	7,056
	Allstate Corp.	57,573	6,207
	Moody's Corp.	18,318	6,170
	T. Rowe Price Group Inc.	49,188	5,520
*	Fiserv Inc.	41,916	5,088
	Aon plc Class A	15,210	5,071
	State Street Corp.	73,210	5,033
	Hartford Financial Services Group Inc.	67,966	4,881
	Willis Towers Watson plc	23,307	4,819
	M&T Bank Corp.	36,339	4,544
	MSCI Inc. Class A	7,542	4,100
	Fifth Third Bancorp	149,108	3,959
	Arthur J Gallagher & Co.	16,897	3,895
	Regions Financial Corp.	205,563	3,770
	Travelers Cos. Inc.	23,279	3,753
	Cincinnati Financial Corp.	34,485	3,648
	Huntington Bancshares Inc.	316,800	3,513
	Northern Trust Corp.	45,657	3,473
	Synchrony Financial	93,900	3,031
	Citizens Financial Group Inc.	106,311	2,991
	Loews Corp.	41,476	2,575
	KeyCorp	204,182	2,313
	Discover Financial Services	23,370	2,105
*	FleetCor Technologies Inc.	7,576	2,059
	Franklin Resources Inc.	62,318	1,666
	Assurant Inc.	11,600	1,616
	Invesco Ltd.	100,004	1,592
	Brown & Brown Inc.	21,013	1,557
	Principal Financial Group Inc.	19,207	1,493
	FactSet Research Systems Inc.	3,356	1,465
	Everest Group Ltd.	3,929	1,417

8

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
	Nasdaq Inc.	26,662	1,399
	Comerica Inc.	28,686	1,380
	Zions Bancorp NA	32,332	1,148
	Cboe Global Markets Inc.	7,581	1,135
	MarketAxess Holdings Inc.	4,184	1,008
	Lincoln National Corp.	33,523	860
	Globe Life Inc.	5,818	649
			714,438
Health Care (8.6%)
	Johnson & Johnson	200,357	32,394
	Medtronic plc	291,311	23,742
	Stryker Corp.	73,975	20,976
	Zoetis Inc. Class A	101,186	19,277
	Abbott Laboratories	182,762	18,806
	CVS Health Corp.	280,737	18,296
	Becton Dickinson & Co.	62,188	17,378
*	Intuitive Surgical Inc.	39,131	12,235
*	Edwards Lifesciences Corp.	132,751	10,151
	Cigna Group	33,045	9,129
*	Boston Scientific Corp.	147,953	7,981
*	Centene Corp.	119,582	7,372
	West Pharmaceutical Services Inc.	16,258	6,615
	McKesson Corp.	16,036	6,612
	Cencora Inc.	35,472	6,242
	GE HealthCare Technologies Inc.	85,626	6,032
*	Align Technology Inc.	15,582	5,768
	HCA Healthcare Inc.	20,786	5,764
*	Illumina Inc.	34,624	5,721
	Zimmer Biomet Holdings Inc.	45,676	5,441
	STERIS plc	21,743	4,992
	Cardinal Health Inc.	55,766	4,870
*	IDEXX Laboratories Inc.	9,272	4,742
*	IQVIA Holdings Inc.	21,137	4,706
	Humana Inc.	9,851	4,547
	Baxter International Inc.	110,800	4,498
*	Biogen Inc.	16,798	4,491
	Laboratory Corp. of America Holdings	19,407	4,039
	Cooper Cos. Inc.	10,838	4,010
	Revvity Inc.	27,491	3,217
	Agilent Technologies Inc.	25,964	3,143
	Viatris Inc.	263,265	2,830
	ResMed Inc.	14,808	2,363
*	Charles River Laboratories International Inc.	11,182	2,313
*	Henry Schein Inc.	28,609	2,190
	Teleflex Inc.	10,294	2,190
*	Mettler-Toledo International Inc.	1,685	2,045
*	Catalent Inc.	39,304	1,964
*	Bio-Rad Laboratories Inc. Class A	4,666	1,867
		Shares	Market Value• ($000)
	Universal Health Services Inc. Class B	13,752	1,852
	DENTSPLY SIRONA Inc.	46,362	1,720
	Bio-Techne Corp.	17,911	1,404
*	DaVita Inc.	12,085	1,238
	Organon & Co.	55,837	1,226
	Quest Diagnostics Inc.	8,331	1,096
*	Fortrea Holdings Inc.	20	1
			319,486
Industrials (12.2%)
*	Boeing Co.	123,820	27,739
	RTX Corp.	319,901	27,524
	Honeywell International Inc.	145,701	27,383
	General Electric Co.	238,437	27,292
	United Parcel Service Inc. Class B	158,709	26,885
	Eaton Corp. plc	87,287	20,108
	Union Pacific Corp.	66,751	14,723
	FedEx Corp.	50,638	13,218
	3M Co.	120,815	12,887
	Caterpillar Inc.	45,135	12,689
	Parker-Hannifin Corp.	28,095	11,713
	Carrier Global Corp.	182,829	10,504
	Trane Technologies plc	49,940	10,251
	Norfolk Southern Corp.	49,849	10,220
	PACCAR Inc.	114,413	9,415
	Emerson Electric Co.	89,144	8,758
	Rockwell Automation Inc.	25,160	7,852
	Otis Worldwide Corp.	90,499	7,742
	Illinois Tool Works Inc.	29,666	7,338
	United Rentals Inc.	15,053	7,173
	CSX Corp.	231,529	6,992
	Lockheed Martin Corp.	14,300	6,411
	Ingersoll Rand Inc.	88,589	6,167
	Fortive Corp.	77,412	6,104
	Delta Air Lines Inc.	140,777	6,037
	Johnson Controls International plc	101,251	5,980
*	TransDigm Group Inc.	6,054	5,472
	Xylem Inc.	52,395	5,425
	General Dynamics Corp.	23,122	5,240
	Waste Management Inc.	33,217	5,208
	Dover Corp.	30,629	4,542
	Westinghouse Air Brake Technologies Corp.	39,385	4,432
	Verisk Analytics Inc. Class A	17,118	4,146
	Southwest Airlines Co.	130,350	4,119
	AMETEK Inc.	25,251	4,028
	Howmet Aerospace Inc.	80,522	3,983
	Cintas Corp.	7,772	3,918
	Northrop Grumman Corp.	8,767	3,797
	Jacobs Solutions Inc.	27,810	3,749
	Paychex Inc.	30,266	3,699
	L3Harris Technologies Inc.	20,738	3,693
	Fastenal Co.	63,775	3,672
*	United Airlines Holdings Inc.	71,838	3,578

9

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
	Cummins Inc.	15,190	3,494
	Textron Inc.	44,243	3,438
	Stanley Black & Decker Inc.	33,635	3,175
	Republic Services Inc. Class A	20,306	2,927
	Nordson Corp.	11,821	2,886
	Equifax Inc.	13,697	2,831
	Pentair plc	36,006	2,530
	Broadridge Financial Solutions Inc.	13,392	2,494
*	Ceridian HCM Holding Inc.	34,092	2,472
	Allegion plc	19,209	2,186
*	American Airlines Group Inc.	143,155	2,109
	A O Smith Corp.	27,196	1,972
	Huntington Ingalls Industries Inc.	8,773	1,933
	Robert Half Inc.	23,555	1,742
*	Generac Holdings Inc.	13,572	1,613
	IDEX Corp.	7,083	1,604
	Snap-on Inc.	4,967	1,334
*	Alaska Air Group Inc.	27,845	1,169
	CH Robinson Worldwide Inc.	11,689	1,057
	Leidos Holdings Inc.	10,437	1,018
	Masco Corp.	14,201	838
			456,628
Information Technology (18.1%)
	Microsoft Corp.	683,804	224,125
	Cisco Systems Inc.	896,842	51,434
*	Salesforce Inc.	214,373	47,475
	Broadcom Inc.	36,515	33,699
	Intel Corp.	913,301	32,093
*	Adobe Inc.	53,234	29,776
	International Business Machines Corp.	198,816	29,192
	Accenture plc Class A	70,519	22,832
*	Advanced Micro Devices Inc.	162,209	17,149
	Micron Technology Inc.	239,638	16,760
	Oracle Corp.	138,154	16,632
	Intuit Inc.	28,873	15,644
	Texas Instruments Inc.	73,530	12,357
	Roper Technologies Inc.	23,341	11,649
	Analog Devices Inc.	58,706	10,672
	TE Connectivity Ltd.	68,986	9,133
	Cognizant Technology Solutions Corp. Class A	111,117	7,957
*	ANSYS Inc.	18,981	6,053
	HP Inc.	189,712	5,636
	Corning Inc.	167,527	5,498
	Microchip Technology Inc.	61,187	5,008
	Hewlett Packard Enterprise Co.	283,611	4,819
	NXP Semiconductors NV	23,325	4,798
	Motorola Solutions Inc.	16,532	4,688
*	Autodesk Inc.	21,110	4,685
*	Teledyne Technologies Inc.	10,302	4,309
	Skyworks Solutions Inc.	34,862	3,791
		Shares	Market Value• ($000)
	NetApp Inc.	46,929	3,599
*	Akamai Technologies Inc.	33,381	3,508
*	Western Digital Corp.	70,062	3,153
*	Zebra Technologies Corp. Class A	11,266	3,098
	Seagate Technology Holdings plc	42,308	2,995
*	Trimble Inc.	54,424	2,982
*	Keysight Technologies Inc.	17,945	2,392
*	Qorvo Inc.	21,820	2,343
	CDW Corp.	10,940	2,310
*	F5 Inc.	13,202	2,161
*	VeriSign Inc.	10,114	2,102
	Juniper Networks Inc.	70,279	2,047
*	Tyler Technologies Inc.	4,848	1,932
	Teradyne Inc.	17,246	1,860
	Gen Digital Inc.	58,384	1,182
*	EPAM Systems Inc.	4,048	1,048
*	DXC Technology Co.	49,737	1,032
			677,608
Materials (3.1%)
	Linde plc	41,801	16,179
	Sherwin-Williams Co.	51,385	13,962
	Ecolab Inc.	54,232	9,968
	Dow Inc.	154,860	8,449
	DuPont de Nemours Inc.	100,499	7,727
	PPG Industries Inc.	51,547	7,307
	Newmont Corp.	174,002	6,859
	Martin Marietta Materials Inc.	13,570	6,058
	LyondellBasell Industries NV Class A	55,545	5,486
	International Flavors & Fragrances Inc.	55,871	3,936
	Ball Corp.	68,860	3,750
	Avery Dennison Corp.	17,676	3,330
	Amcor plc	322,070	3,137
	Packaging Corp. of America	19,753	2,945
	Celanese Corp. Class A	21,930	2,771
	International Paper Co.	76,281	2,664
	Vulcan Materials Co.	11,946	2,607
	Corteva Inc.	48,261	2,438
	Eastman Chemical Co.	26,192	2,227
	Westrock Co.	55,915	1,829
	Sealed Air Corp.	31,524	1,168
			114,797
Real Estate (4.4%)
	Prologis Inc.	202,214	25,115
	Equinix Inc.	20,481	16,003
	Crown Castle Inc.	94,986	9,546
	Welltower Inc.	108,838	9,020
	American Tower Corp.	47,972	8,698
	Digital Realty Trust Inc.	63,805	8,404
	Realty Income Corp.	147,483	8,265
	Simon Property Group Inc.	71,614	8,127

10

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
*	CBRE Group Inc. Class A	68,077	5,790
	AvalonBay Communities Inc.	31,109	5,718
	Equity Residential	74,713	4,844
	Invitation Homes Inc.	127,367	4,342
	Alexandria Real Estate Equities Inc.	34,490	4,013
	Ventas Inc.	87,614	3,827
	Mid-America Apartment Communities Inc.	25,577	3,715
	Public Storage	13,171	3,640
	Essex Property Trust Inc.	14,080	3,356
	Extra Space Storage Inc.	23,140	2,978
	VICI Properties Inc. Class A	94,291	2,908
	UDR Inc.	67,896	2,709
	Kimco Realty Corp.	135,379	2,564
	Camden Property Trust	23,311	2,509
	Healthpeak Properties Inc.	120,026	2,470
	Host Hotels & Resorts Inc.	155,274	2,452
	SBA Communications Corp. Class A	10,410	2,337
	Weyerhaeuser Co.	68,729	2,251
	Regency Centers Corp.	36,054	2,243
	Boston Properties Inc.	31,164	2,081
	Federal Realty Investment Trust	15,995	1,567
	Iron Mountain Inc.	23,602	1,500
			162,992
Utilities (4.8%)
	NextEra Energy Inc.	443,056	29,596
	Southern Co.	238,743	16,170
	Duke Energy Corp.	168,720	14,982
	Dominion Energy Inc.	183,052	8,885
	American Electric Power Co. Inc.	112,753	8,840
	Exelon Corp.	217,746	8,736
	Constellation Energy Corp.	71,039	7,399
	Xcel Energy Inc.	120,566	6,888
	Consolidated Edison Inc.	75,849	6,747
	Public Service Enterprise Group Inc.	109,197	6,670
	American Water Works Co. Inc.	42,631	5,915
	Shares	Market Value• ($000)
Edison International	83,879	5,775
Eversource Energy	76,433	4,878
DTE Energy Co.	45,138	4,666
Ameren Corp.	57,514	4,559
Entergy Corp.	46,322	4,412
FirstEnergy Corp.	119,210	4,300
PPL Corp.	161,383	4,022
Sempra	55,221	3,878
CenterPoint Energy Inc.	138,222	3,855
CMS Energy Corp.	63,926	3,592
WEC Energy Group Inc.	33,071	2,782
Alliant Energy Corp.	55,186	2,769
Evergy Inc.	50,167	2,758
NiSource Inc.	90,668	2,426
Pinnacle West Capital Corp.	24,729	1,911
Atmos Energy Corp.	12,305	1,427
AES Corp.	59,713	1,071
NRG Energy Inc.	26,558	997
		180,906
Total Common Stocks (Cost $3,394,531)		3,724,701
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[1] Vanguard Market Liquidity Fund, 5.384% (Cost $25,685)	256,885	25,686
Total Investments (100.3%) (Cost $3,420,216)		3,750,387
Other Assets and Liabilities—Net (-0.3%)		(12,726)
Net Assets (100%)		3,737,661
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

11

S&P 500 Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2023	28	6,322	150

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Emerson Electric Co.	8/30/24	BANA	3,537	(5.331)	—	—
Johnson Controls Inc.	8/30/24	BANA	2,894	(5.331)	—	—
					—	—
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
12

S&P 500 Value Index Fund
Statement of Assets and Liabilities
As of August 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $3,394,531)	3,724,701
Affiliated Issuers (Cost $25,685)	25,686
Total Investments in Securities	3,750,387
Investment in Vanguard	125
Cash Collateral Pledged—Futures Contracts	270
Receivables for Accrued Income	7,257
Receivables for Capital Shares Issued	138
Unrealized Appreciation—Over-the-Counter Swap Contracts	—
Total Assets	3,758,177
Liabilities
Due to Custodian	2
Payables for Investment Securities Purchased	20,344
Payables for Capital Shares Redeemed	1
Payables to Vanguard	159
Variation Margin Payable—Futures Contracts	10
Total Liabilities	20,516
Net Assets	3,737,661
At August 31, 2023, net assets consisted of:

Paid-in Capital	3,646,062
Total Distributable Earnings (Loss)	91,599
Net Assets	3,737,661

ETF Shares—Net Assets
Applicable to 22,725,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,559,012
Net Asset Value Per Share—ETF Shares	$156.61

Institutional Shares—Net Assets
Applicable to 520,100 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	178,649
Net Asset Value Per Share—Institutional Shares	$343.49
See accompanying Notes, which are an integral part of the Financial Statements.
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S&P 500 Value Index Fund
Statement of Operations

Year Ended August 31, 2023
($000)
Investment Income
Income
Dividends[1]	71,350
Interest[2]	267
Securities Lending—Net	24
Total Income	71,641
Expenses
The Vanguard Group—Note B
Investment Advisory Services	79
Management and Administrative—ETF Shares	2,717
Management and Administrative—Institutional Shares	121
Marketing and Distribution—ETF Shares	179
Marketing and Distribution—Institutional Shares	6
Custodian Fees	44
Auditing Fees	29
Shareholders’ Reports—ETF Shares	105
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	2
Other Expenses	17
Total Expenses	3,299
Expenses Paid Indirectly	(3)
Net Expenses	3,296
Net Investment Income	68,345
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	132,774
Futures Contracts	(680)
Swap Contracts	(29)
Realized Net Gain (Loss)	132,065
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	298,326
Futures Contracts	310
Swap Contracts	249
Change in Unrealized Appreciation (Depreciation)	298,885
Net Increase (Decrease) in Net Assets Resulting from Operations	499,295
1	Dividends are net of foreign withholding taxes of $11,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $258,000, $3,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $242,765,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
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S&P 500 Value Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2023 ($000)	2022 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	68,345	60,832
Realized Net Gain (Loss)	132,065	167,428
Change in Unrealized Appreciation (Depreciation)	298,885	(390,988)
Net Increase (Decrease) in Net Assets Resulting from Operations	499,295	(162,728)
Distributions
ETF Shares	(64,844)	(54,037)
Institutional Shares	(3,620)	(3,520)
Total Distributions	(68,464)	(57,557)
Capital Share Transactions
ETF Shares	350,557	658,546
Institutional Shares	(12,596)	4,677
Net Increase (Decrease) from Capital Share Transactions	337,961	663,223
Total Increase (Decrease)	768,792	442,938
Net Assets
Beginning of Period	2,968,869	2,525,931
End of Period	3,737,661	2,968,869
See accompanying Notes, which are an integral part of the Financial Statements.
15

S&P 500 Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$136.61	$146.23	$112.29	$111.46	$111.93
Investment Operations
Net Investment Income[1]	2.984	3.029	2.897	2.984	2.694
Net Realized and Unrealized Gain (Loss) on Investments	20.032	(9.703)	33.786	.683	(.511)
Total from Investment Operations	23.016	(6.674)	36.683	3.667	2.183
Distributions
Dividends from Net Investment Income	(3.016)	(2.946)	(2.743)	(2.837)	(2.653)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.016)	(2.946)	(2.743)	(2.837)	(2.653)
Net Asset Value, End of Period	$156.61	$136.61	$146.23	$112.29	$111.46
Total Return	17.15%	-4.63%	33.10%	3.33%	2.05%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,559	$2,801	$2,351	$1,244	$984
Ratio of Total Expenses to Average Net Assets	0.10%[2]	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.05%	2.10%	2.19%	2.66%	2.48%
Portfolio Turnover Rate[3]	27%	16%	18%	31%	28%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
16

S&P 500 Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$299.63	$320.71	$246.27	$244.40	$245.49
Investment Operations
Net Investment Income[1]	6.624	6.731	6.402	6.596	5.950
Net Realized and Unrealized Gain (Loss) on Investments	43.912	(21.295)	74.102	1.491	(1.115)
Total from Investment Operations	50.536	(14.564)	80.504	8.087	4.835
Distributions
Dividends from Net Investment Income	(6.676)	(6.516)	(6.064)	(6.217)	(5.925)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(6.676)	(6.516)	(6.064)	(6.217)	(5.925)
Net Asset Value, End of Period	$343.49	$299.63	$320.71	$246.27	$244.40
Total Return	17.19%	-4.60%	33.14%	3.39%	2.07%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$179	$168	$175	$102	$94
Ratio of Total Expenses to Average Net Assets	0.08%[2]	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.08%	2.12%	2.22%	2.68%	2.50%
Portfolio Turnover Rate[3]	27%	16%	18%	31%	28%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
17

S&P 500 Value Index Fund
Notes to Financial Statements
Vanguard S&P 500 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional
18

S&P 500 Value Index Fund
amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2023, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
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S&P 500 Value Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
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S&P 500 Value Index Fund
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2023, the fund had contributed to Vanguard capital in the amount of $125,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended August 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $3,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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S&P 500 Value Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	3,723,519	1,182	—	3,724,701
Temporary Cash Investments	25,686	—	—	25,686
Total	3,749,205	1,182	—	3,750,387

Derivative Financial Instruments
Assets
Futures Contracts[1]	150	—	—	150
Swap Contracts	—	—	—	—
Total	150	—	—	150
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	242,448
Total Distributable Earnings (Loss)	(242,448)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	13,864
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	326,168
Capital Loss Carryforwards	(248,433)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	91,599
22

S&P 500 Value Index Fund
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	68,464	57,557
Long-Term Capital Gains	—	—
Total	68,464	57,557
*	Includes short-term capital gains, if any.
As of August 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,424,219
Gross Unrealized Appreciation	592,594
Gross Unrealized Depreciation	(266,426)
Net Unrealized Appreciation (Depreciation)	326,168
F.  During the year ended August 31, 2023, the fund purchased $2,227,607,000 of investment securities and sold $1,894,047,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,326,059,000 and $992,607,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2023, such purchases were $739,159,000 and sales were $664,462,000, resulting in net realized loss of $60,956,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital share transactions for each class of shares were:
	Year Ended August 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,346,221	9,325	1,264,192	8,600
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(995,664)	(7,100)	(605,646)	(4,175)
Net Increase (Decrease)—ETF Shares	350,557	2,225	658,546	4,425
23

S&P 500 Value Index Fund
	Year Ended August 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	38,239	115	50,529	158
Issued in Lieu of Cash Distributions	3,360	11	3,266	11
Redeemed	(54,195)	(168)	(49,118)	(154)
Net Increase (Decrease)—Institutional Shares	(12,596)	(42)	4,677	15
H.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to August 31, 2023, that would require recognition or disclosure in these financial statements.
24

S&P 500 Growth Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2013, Through August 31, 2023
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended August 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
S&P 500 Growth Index Fund ETF Shares Net Asset Value	13.26%	11.60%	14.31%	$38,079
S&P 500 Growth Index Fund ETF Shares Market Price	13.31	11.60	14.31	38,093
S&P 500 Growth Index	13.38	11.71	14.45	38,572
Dow Jones U.S. Total Stock Market Float Adjusted Index	14.75	10.12	12.14	31,461

	One Year	Since Inception (4/5/2019) [1]	Final Value of a $5,000,000 Investment
S&P 500 Growth Index Fund Institutional Shares	13.29%	13.20%	$8,632,455
S&P 500 Growth Index	13.38	13.29	8,662,215
Dow Jones U.S. Total Stock Market Float Adjusted Index	14.75	11.58	8,101,903
1	Institutional Shares commenced operations on October 17, 2018, and on December 13, 2018, all outstanding shares were redeemed; the return for this period was -5.47%. On April 5, 2019, the class recommenced operations. The total returns shown for both the fund and its comparative standards are based on the period beginning April 5, 2019.

See Financial Highlights for dividend and capital gains information.
25

S&P 500 Growth Index Fund
Cumulative Returns of ETF Shares: August 31, 2013, Through August 31, 2023
	One Year	Five Years	Ten Years
S&P 500 Growth Index Fund ETF Shares Market Price	13.31%	73.11%	280.93%
S&P 500 Growth Index Fund ETF Shares Net Asset Value	13.26	73.08	280.79
S&P 500 Growth Index	13.38	73.98	285.72
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.
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S&P 500 Growth Index Fund
Fund Allocation
As of August 31, 2023
Communication Services	7.9%
Consumer Discretionary	10.2
Consumer Staples	6.4
Energy	6.7
Financials	6.9
Health Care	17.0
Industrials	5.1
Information Technology	36.5
Materials	2.0
Real Estate	0.9
Utilities	0.4
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
27

S&P 500 Growth Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Communication Services (7.9%)
*	Alphabet Inc. Class A	2,352,392	320,325
*	Alphabet Inc. Class C	2,023,534	277,932
*	T-Mobile US Inc.	155,093	21,132
	Activision Blizzard Inc.	167,140	15,375
	Electronic Arts Inc.	70,155	8,417
			643,181
Consumer Discretionary (10.2%)
*	Tesla Inc.	1,066,757	275,309
*	Amazon.com Inc.	1,625,875	224,387
	Home Depot Inc.	212,510	70,192
	McDonald's Corp.	179,235	50,392
	Lowe's Cos. Inc.	162,936	37,554
	TJX Cos. Inc.	291,781	26,984
*	O'Reilly Automotive Inc.	24,101	22,648
	Starbucks Corp.	231,494	22,557
*	Chipotle Mexican Grill Inc. Class A	10,931	21,060
*	AutoZone Inc.	7,289	18,451
	Marriott International Inc. Class A	52,062	10,595
	Tractor Supply Co.	43,398	9,482
	Yum! Brands Inc.	70,988	9,184
*	Ulta Beauty Inc.	19,839	8,234
	Hilton Worldwide Holdings Inc.	50,300	7,477
	DR Horton Inc.	61,453	7,314
	Genuine Parts Co.	40,073	6,160
	Pool Corp.	9,742	3,562
	Domino's Pizza Inc.	6,428	2,490
*	Etsy Inc.	28,411	2,090
			836,122
Consumer Staples (6.3%)
	PepsiCo Inc.	545,515	97,058
	Procter & Gamble Co.	513,296	79,222
	Costco Wholesale Corp.	115,887	63,654
	Coca-Cola Co.	1,001,730	59,934
	Philip Morris International Inc.	331,883	31,881
		Shares	Market Value• ($000)
	Mondelez International Inc. Class A	291,170	20,749
*	Monster Beverage Corp.	302,565	17,370
	Altria Group Inc.	367,578	16,254
	Kenvue Inc.	682,395	15,729
	Colgate-Palmolive Co.	180,701	13,276
	Hershey Co.	58,307	12,528
	Dollar General Corp.	86,762	12,017
	General Mills Inc.	158,144	10,700
*	Dollar Tree Inc.	82,344	10,076
	Constellation Brands Inc. Class A	35,753	9,316
	Archer-Daniels-Midland Co.	105,674	8,380
	Kimberly-Clark Corp.	64,121	8,261
	Lamb Weston Holdings Inc.	57,690	5,620
	Keurig Dr Pepper Inc.	166,607	5,606
	McCormick & Co. Inc. (Non-Voting)	50,652	4,158
	Clorox Co.	22,009	3,443
	Kellogg Co.	55,872	3,409
	Hormel Foods Corp.	82,665	3,190
	Bunge Ltd.	24,504	2,801
	Brown-Forman Corp. Class B	39,862	2,636
	Campbell Soup Co.	46,937	1,957
			519,225
Energy (6.7%)
	Exxon Mobil Corp.	1,600,847	177,998
	Chevron Corp.	704,600	113,511
	ConocoPhillips	479,137	57,032
	EOG Resources Inc.	231,575	29,785
	Pioneer Natural Resources Co.	92,561	22,023
	Occidental Petroleum Corp.	284,511	17,864
	Schlumberger NV	299,107	17,635
	Hess Corp.	109,416	16,905
	Williams Cos. Inc.	482,361	16,656
	Devon Energy Corp.	254,113	12,983
	ONEOK Inc.	177,181	11,552
	Marathon Petroleum Corp.	80,635	11,512
28

S&P 500 Growth Index Fund
		Shares	Market Value• ($000)
	Diamondback Energy Inc.	71,712	10,885
	Coterra Energy Inc.	299,930	8,455
	Targa Resources Corp.	89,496	7,719
	Marathon Oil Corp.	244,315	6,438
	EQT Corp.	143,110	6,185
	APA Corp.	122,508	5,371
			550,509
Financials (6.9%)
	Visa Inc. Class A	640,756	157,421
	Mastercard Inc. Class A	331,331	136,720
	Progressive Corp.	231,790	30,937
	Marsh & McLennan Cos. Inc.	125,368	24,445
	Charles Schwab Corp.	347,199	20,537
*	Fiserv Inc.	168,671	20,475
	Chubb Ltd.	93,473	18,776
	American Express Co.	115,378	18,229
	Aon plc Class A	53,385	17,798
	Ameriprise Financial Inc.	41,260	13,929
	Arthur J Gallagher & Co.	54,276	12,510
*	Arch Capital Group Ltd.	147,449	11,333
	Moody's Corp.	29,366	9,890
	MSCI Inc. Class A	18,065	9,820
	Travelers Cos. Inc.	49,388	7,963
	Raymond James Financial Inc.	75,525	7,899
	Discover Financial Services	58,334	5,254
	W R Berkley Corp.	79,394	4,911
	Jack Henry & Associates Inc.	28,815	4,518
	Nasdaq Inc.	85,804	4,503
	Principal Financial Group Inc.	54,414	4,229
*	FleetCor Technologies Inc.	15,468	4,203
	Cboe Global Markets Inc.	27,933	4,182
	Brown & Brown Inc.	55,145	4,086
	FactSet Research Systems Inc.	9,091	3,967
	Everest Group Ltd.	9,859	3,556
	Globe Life Inc.	24,708	2,757
	MarketAxess Holdings Inc.	7,322	1,764
			566,612
Health Care (16.9%)
	UnitedHealth Group Inc.	368,658	175,695
	Eli Lilly & Co.	311,982	172,900
	Merck & Co. Inc.	1,004,713	109,494
	AbbVie Inc.	698,585	102,664
	Johnson & Johnson	591,160	95,579
	Thermo Fisher Scientific Inc.	152,737	85,090
	Pfizer Inc.	2,235,349	79,087
	Danaher Corp.	262,956	69,683
	Amgen Inc.	211,584	54,237
	Bristol-Myers Squibb Co.	831,872	51,285
	Elevance Health Inc.	93,870	41,492
		Shares	Market Value• ($000)
	Gilead Sciences Inc.	493,897	37,773
	Abbott Laboratories	358,041	36,842
*	Vertex Pharmaceuticals Inc.	101,975	35,522
*	Regeneron Pharmaceuticals Inc.	42,720	35,308
*	Intuitive Surgical Inc.	67,981	21,256
*	Boston Scientific Corp.	301,699	16,274
	Cigna Group	57,412	15,861
*	Dexcom Inc.	153,484	15,499
*	Moderna Inc.	129,806	14,677
	Humana Inc.	31,659	14,615
	HCA Healthcare Inc.	44,109	12,231
	McKesson Corp.	24,704	10,186
	Agilent Technologies Inc.	70,233	8,503
*	IDEXX Laboratories Inc.	16,109	8,238
*	IQVIA Holdings Inc.	35,261	7,850
*	Hologic Inc.	97,465	7,285
*	Biogen Inc.	26,926	7,199
*	Molina Healthcare Inc.	23,108	7,166
*	Mettler-Toledo International Inc.	5,677	6,889
*	Waters Corp.	23,371	6,563
*	Insulet Corp.	27,599	5,291
	ResMed Inc.	31,418	5,014
*	Incyte Corp.	73,326	4,732
	Quest Diagnostics Inc.	29,220	3,842
	Bio-Techne Corp.	30,039	2,355
			1,384,177
Industrials (5.1%)
	Automatic Data Processing Inc.	163,583	41,650
	Deere & Co.	93,773	38,535
	Caterpillar Inc.	122,450	34,424
	Lockheed Martin Corp.	63,357	28,406
	Union Pacific Corp.	120,714	26,626
	Northrop Grumman Corp.	40,690	17,622
*	Copart Inc.	339,678	15,228
	Old Dominion Freight Line Inc.	35,599	15,214
	Illinois Tool Works Inc.	55,841	13,812
	Waste Management Inc.	86,495	13,561
	WW Grainger Inc.	17,680	12,626
	Quanta Services Inc.	57,497	12,067
	CSX Corp.	386,495	11,672
	General Dynamics Corp.	47,212	10,700
	Cintas Corp.	20,196	10,182
	Paychex Inc.	72,446	8,855
*	TransDigm Group Inc.	9,718	8,784
	AMETEK Inc.	45,606	7,275
	Expeditors International of Washington Inc.	60,493	7,060
	L3Harris Technologies Inc.	37,518	6,682
	Cummins Inc.	28,588	6,576
	Republic Services Inc. Class A	44,734	6,447

29

S&P 500 Growth Index Fund
		Shares	Market Value• ($000)
	Verisk Analytics Inc. Class A	26,360	6,385
	Fastenal Co.	110,709	6,375
	JB Hunt Transport Services Inc.	32,779	6,158
*	Axon Enterprise Inc.	27,767	5,912
	Paycom Software Inc.	19,231	5,670
	Equifax Inc.	23,804	4,920
	Broadridge Financial Solutions Inc.	22,438	4,178
	IDEX Corp.	17,105	3,873
	Masco Corp.	63,238	3,732
	Rollins Inc.	91,856	3,635
	Leidos Holdings Inc.	35,234	3,436
	Snap-on Inc.	11,952	3,210
	CH Robinson Worldwide Inc.	24,971	2,258
			413,746
Information Technology (36.5%)
	Apple Inc.	5,854,268	1,099,841
	Microsoft Corp.	1,707,612	559,687
	NVIDIA Corp.	979,260	483,314
	Broadcom Inc.	99,052	91,414
	Applied Materials Inc.	334,639	51,119
	QUALCOMM Inc.	441,095	50,519
*	Adobe Inc.	85,366	47,749
*	ServiceNow Inc.	80,669	47,500
	Oracle Corp.	359,503	43,281
	Accenture plc Class A	122,549	39,678
	Texas Instruments Inc.	226,405	38,050
	Lam Research Corp.	53,185	37,357
*	Advanced Micro Devices Inc.	344,323	36,402
	Intuit Inc.	58,880	31,902
*	Palo Alto Networks Inc.	119,814	29,151
*	Synopsys Inc.	60,306	27,674
	KLA Corp.	54,319	27,261
*	Cadence Design Systems Inc.	107,975	25,961
	Amphenol Corp. Class A	235,782	20,838
*	Arista Networks Inc.	98,881	19,304
	Analog Devices Inc.	94,139	17,113
*	ON Semiconductor Corp.	171,003	16,837
*	Fortinet Inc.	258,075	15,539
	NXP Semiconductors NV	60,675	12,482
*	Gartner Inc.	31,306	10,947
	Motorola Solutions Inc.	36,521	10,356
*	Autodesk Inc.	46,642	10,352
	Monolithic Power Systems Inc.	17,835	9,296
*	Fair Isaac Corp.	9,899	8,954
	Microchip Technology Inc.	106,292	8,699
*	First Solar Inc.	39,333	7,439
	CDW Corp.	33,612	7,097
*	Enphase Energy Inc.	54,260	6,865
*	PTC Inc.	42,190	6,209
		Shares	Market Value• ($000)
*	Keysight Technologies Inc.	38,077	5,076
*	EPAM Systems Inc.	15,545	4,026
*	VeriSign Inc.	17,540	3,645
*	SolarEdge Technologies Inc.	22,300	3,625
	Teradyne Inc.	30,160	3,253
*	Tyler Technologies Inc.	7,779	3,099
	Gen Digital Inc.	119,490	2,420
			2,981,331
Materials (2.0%)
	Linde plc	118,256	45,770
	Air Products and Chemicals Inc.	87,958	25,991
	Freeport-McMoRan Inc.	567,547	22,651
	Nucor Corp.	99,476	17,120
	Corteva Inc.	194,275	9,813
	Albemarle Corp.	46,466	9,233
	Steel Dynamics Inc.	63,593	6,778
	Vulcan Materials Co.	31,052	6,777
	CF Industries Holdings Inc.	77,109	5,943
	Mosaic Co.	131,325	5,102
	FMC Corp.	49,455	4,264
			159,442
Real Estate (0.9%)
	American Tower Corp.	97,813	17,736
*	CoStar Group Inc.	161,778	13,264
	Public Storage	38,850	10,737
	VICI Properties Inc. Class A	226,739	6,993
	Weyerhaeuser Co.	165,511	5,421
	SBA Communications Corp. Class A	24,003	5,389
	Extra Space Storage Inc.	41,777	5,376
	Iron Mountain Inc.	72,810	4,626
			69,542
Utilities (0.4%)
	Sempra	149,588	10,504
*	PG&E Corp.	640,180	10,435
	WEC Energy Group Inc.	65,019	5,469
	Atmos Energy Corp.	34,826	4,038
	AES Corp.	156,324	2,803
	NRG Energy Inc.	42,629	1,601
			34,850
Total Common Stocks (Cost $5,887,631)			8,158,737
Rights (0.0%)
*,1	ABIOMED Inc. CVR (Cost $—)	56	—

30

S&P 500 Growth Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2] Vanguard Market Liquidity Fund, 5.384% (Cost $6,980)	69,823	6,981
Total Investments (99.9%) (Cost $5,894,611)		8,165,718
Other Assets and Liabilities—Net (0.1%)		11,175
Net Assets (100%)		8,176,893
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	September 2023	10	3,108	55
E-mini S&P 500 Index	September 2023	43	9,709	84
				139

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Deere & Co.	8/30/24	BANA	5,342	(5.331)	—	—
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
31

S&P 500 Growth Index Fund
Statement of Assets and Liabilities
As of August 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,887,631)	8,158,737
Affiliated Issuers (Cost $6,980)	6,981
Total Investments in Securities	8,165,718
Investment in Vanguard	270
Cash	5
Cash Collateral Pledged—Futures Contracts	590
Cash Collateral Pledged—Over-the-Counter Swap Contracts	510
Receivables for Accrued Income	10,327
Receivables for Capital Shares Issued	137
Unrealized Appreciation—Over-the-Counter Swap Contracts	—
Total Assets	8,177,557
Liabilities
Payables for Investment Securities Purchased	307
Payables to Vanguard	348
Variation Margin Payable—Futures Contracts	9
Total Liabilities	664
Net Assets	8,176,893
At August 31, 2023, net assets consisted of:

Paid-in Capital	6,817,695
Total Distributable Earnings (Loss)	1,359,198
Net Assets	8,176,893

ETF Shares—Net Assets
Applicable to 31,395,972 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,169,651
Net Asset Value Per Share—ETF Shares	$260.21

Institutional Shares—Net Assets
Applicable to 12,235 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,242
Net Asset Value Per Share—Institutional Shares	$591.92
See accompanying Notes, which are an integral part of the Financial Statements.
32

S&P 500 Growth Index Fund
Statement of Operations

Year Ended August 31, 2023
($000)
Investment Income
Income
Dividends[1]	88,287
Interest[2]	380
Securities Lending—Net	4
Total Income	88,671
Expenses
The Vanguard Group—Note B
Investment Advisory Services	167
Management and Administrative—ETF Shares	6,202
Management and Administrative—Institutional Shares	4
Marketing and Distribution—ETF Shares	359
Marketing and Distribution—Institutional Shares	—
Custodian Fees	9
Auditing Fees	32
Shareholders’ Reports—ETF Shares	238
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	4
Other Expenses	17
Total Expenses	7,032
Expenses Paid Indirectly	(9)
Net Expenses	7,023
Net Investment Income	81,648
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(595,073)
Futures Contracts	(1,404)
Swap Contracts	968
Realized Net Gain (Loss)	(595,509)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,459,888
Futures Contracts	564
Swap Contracts	775
Change in Unrealized Appreciation (Depreciation)	1,461,227
Net Increase (Decrease) in Net Assets Resulting from Operations	947,366
1	Dividends are net of foreign withholding taxes of $36,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $364,000, $5,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $153,353,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
33

S&P 500 Growth Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2023 ($000)	2022 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	81,648	52,438
Realized Net Gain (Loss)	(595,509)	530,788
Change in Unrealized Appreciation (Depreciation)	1,461,227	(2,018,303)
Net Increase (Decrease) in Net Assets Resulting from Operations	947,366	(1,435,077)
Distributions
ETF Shares	(75,029)	(48,040)
Institutional Shares	(66)	(108)
Total Distributions	(75,095)	(48,148)
Capital Share Transactions
ETF Shares	458,971	1,542,386
Institutional Shares	388	(18,702)
Net Increase (Decrease) from Capital Share Transactions	459,359	1,523,684
Total Increase (Decrease)	1,331,630	40,459
Net Assets
Beginning of Period	6,845,263	6,804,804
End of Period	8,176,893	6,845,263
See accompanying Notes, which are an integral part of the Financial Statements.
34

S&P 500 Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$232.26	$283.53	$219.32	$161.81	$158.27
Investment Operations
Net Investment Income[1]	2.678	1.923	1.751	2.111	2.156
Net Realized and Unrealized Gain (Loss) on Investments	27.743	(51.406)	64.190	57.589	3.437
Total from Investment Operations	30.421	(49.483)	65.941	59.700	5.593
Distributions
Dividends from Net Investment Income	(2.471)	(1.787)	(1.731)	(2.190)	(2.053)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.471)	(1.787)	(1.731)	(2.190)	(2.053)
Net Asset Value, End of Period	$260.21	$232.26	$283.53	$219.32	$161.81
Total Return	13.26%	-17.52%	30.26%	37.29%	3.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,170	$6,839	$6,776	$4,485	$2,755
Ratio of Total Expenses to Average Net Assets	0.10%[2]	0.10%[2]	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.16%	0.73%	0.73%	1.20%	1.41%
Portfolio Turnover Rate[3]	33%	13%	12%	24%	23%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
35

S&P 500 Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,				April 5, 2019[1] to August 31, 2019	October 17, 2018[1] to December 13, 2018
	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$528.34	$644.91	$498.89	$368.04	$356.55	$343.28
Investment Operations
Net Investment Income[2]	6.185	4.203	3.959	4.861	3.777	.856
Net Realized and Unrealized Gain (Loss) on Investments	63.118	(116.631)	146.133	131.012	7.713	(19.628)
Total from Investment Operations	69.303	(112.428)	150.092	135.873	11.490	(18.772)
Distributions
Dividends from Net Investment Income	(5.723)	(4.142)	(4.072)	(5.023)	—	(.938)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(5.723)	(4.142)	(4.072)	(5.023)	—	(.938)
Net Asset Value, End of Period	$591.92	$528.34	$644.91	$498.89	$368.04	$323.57
Total Return	13.29%	-17.50%	30.29%	37.35%	3.22%	-5.47%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7	$6	$28	$9	$7	—
Ratio of Total Expenses to Average Net Assets	0.08%[3]	0.08%[3]	0.08%	0.08%	0.08%[4]	0.08%[4]
Ratio of Net Investment Income to Average Net Assets	1.18%	0.68%	0.71%	1.22%	2.52%[4]	1.64%[4]
Portfolio Turnover Rate[5]	33%	13%	12%	24%	23%[6]	23%[6]
1	The class commenced operations on October 17, 2018. On December 13, 2018, all outstanding shares were redeemed and the Net Asset Value represents the per share amount at which such shares were redeemed. On April 5, 2019, the class recommenced operations.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
6	Reflects the fund’s portfolio turnover for the fiscal year ended August 31, 2019.
See accompanying Notes, which are an integral part of the Financial Statements.
36

S&P 500 Growth Index Fund
Notes to Financial Statements
Vanguard S&P 500 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional
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S&P 500 Growth Index Fund
amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2023, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
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S&P 500 Growth Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
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S&P 500 Growth Index Fund
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2023, the fund had contributed to Vanguard capital in the amount of $270,000, representing less than 0.01% of the fund’s net assets and 0.11% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended August 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $9,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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S&P 500 Growth Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	8,156,317	2,420	—	8,158,737
Rights	—	—	—	—
Temporary Cash Investments	6,981	—	—	6,981
Total	8,163,298	2,420	—	8,165,718

Derivative Financial Instruments
Assets
Futures Contracts[1]	139	—	—	139
Swap Contracts	—	—	—	—
Total	139	—	—	139
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	153,323
Total Distributable Earnings (Loss)	(153,323)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of
41

S&P 500 Growth Index Fund
period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	19,183
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	2,268,172
Capital Loss Carryforwards	(928,157)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	1,359,198
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	75,095	48,148
Long-Term Capital Gains	—	—
Total	75,095	48,148
*	Includes short-term capital gains, if any.
As of August 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,897,546
Gross Unrealized Appreciation	2,504,582
Gross Unrealized Depreciation	(236,410)
Net Unrealized Appreciation (Depreciation)	2,268,172
F.  During the year ended August 31, 2023, the fund purchased $3,219,291,000 of investment securities and sold $2,753,541,000 of investment securities, other than temporary cash investments. Purchases and sales include $893,320,000 and $452,272,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2023, such purchases were $999,966,000 and sales were $1,371,473,000, resulting in net realized loss of $379,766,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
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S&P 500 Growth Index Fund
G.  Capital share transactions for each class of shares were:
	Year Ended August 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	915,745	4,000	2,939,972	10,746
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(456,774)	(2,050)	(1,397,586)	(5,200)
Net Increase (Decrease)—ETF Shares	458,971	1,950	1,542,386	5,546
Institutional Shares
Issued	509	—	554	1
Issued in Lieu of Cash Distributions	66	—	87	—
Redeemed	(187)	—	(19,343)	(33)
Net Increase (Decrease)—Institutional Shares	388	—	(18,702)	(32)
H.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to August 31, 2023, that would require recognition or disclosure in these financial statements.
43

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Admiral Funds and Shareholders of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund (two of the funds constituting Vanguard Admiral Funds, hereafter collectively referred to as the "Funds") as of August 31, 2023, the related statements of operations for the year ended August 31, 2023, the statements of changes in net assets for each of the two years in the period ended August 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2023 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 18, 2023
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
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Tax information (unaudited)
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction for corporate shareholders.
Fund	Percentage
S&P 500 Value Index Fund	92.9%
S&P 500 Growth Index Fund	100.0
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for individual shareholders for the fiscal year.
Fund	($000)
S&P 500 Value Index Fund	66,795
S&P 500 Growth Index Fund	75,095
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
S&P 500 Value Index Fund	83
S&P 500 Growth Index Fund	113
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified business income for individual shareholders for the fiscal year.
Fund	($000)
S&P 500 Value Index Fund	1,669
S&P 500 Growth Index Fund	—
45

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year through advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.
Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.
Cost
The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.
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The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
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Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Admiral Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program's operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.
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The S&P 500 Value Index and S&P 500 Growth Index (the “Indexes”) are products of S&P Dow Jones Indices LLC (“SPDJI”), and have been licensed for use by Vanguard. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P® and S&P 500® are trademarks of S&P; and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Vanguard. Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund particularly or the ability of the S&P 500 Value Index and S&P 500 Growth Index to track general market performance. S&P Dow Jones Indices’ only relationship to Vanguard with respect to the S&P 500 Value Index and S&P 500 Growth Index is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500 Value Index and S&P 500 Growth Index are determined, composed and calculated by S&P Dow Jones Indices without regard to Vanguard or Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund. S&P Dow Jones Indices have no obligation to take the needs of Vanguard or the owners of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund into consideration in determining, composing or calculating the S&P 500 Value Index and S&P 500 Growth Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices and amount of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund or the timing of the issuance or sale of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund or in the determination or calculation of the equation by which Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund. There is no assurance that investment products based on the S&P 500 Value Index and S&P 500 Growth Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF VANGUARD S&P 500 VALUE INDEX FUND AND VANGUARD S&P 500 GROWTH INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND VANGUARD, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 205 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal, the advisory board of the University of California, Berkeley School of Engineering, and the advisory board of Santa Clara University’s Leavey School of Business.
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Chair of the board of Catholic Investment Services, Inc. (investment advisors). Member of the board of superintendence of the Institute for the Works of Religion, the Notre Dame 403(b) Investment Committee, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Director of DuPont. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and partner of HighVista Strategies (private investment firm). Member of the board of RIT Capital Partners (investment firm).
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law, Duke Law School (2021–present); Rubenstein Fellow, Duke University (2017–2020); Distinguished Fellow of the Global Financial Markets Center, Duke Law School (2020–2022); and Senior Fellow, Duke Center on Risk (2020–present). Partner of Kaya Partners (climate policy advisory services). Member of the board of directors of Arcadia (energy solution technology).
Grant Reid
Born in 1959. Trustee since July 2023. Principal occupation(s) during the past five years and other experience: chief executive officer and president (2014–2022) and member of the board of directors (2015–2022) of Mars, Incorporated (multinational manufacturer). Member of the board of directors of Marriott International, Inc. Chair of Agribusiness Task Force, Sustainable Markets Initiative.
David Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company. Trustee of Common Fund.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Jodi Miller
Born in 1980. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2022–present) of each of the investment companies served by Vanguard. Head of Enterprise Investment Services (2020–present), head of Retail Client Services and Operations (2020–2022), and head of Retail Strategic Support (2018–2020) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director (2022–present) of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. McIsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q18400 102023

Annual Report  |  August 31, 2023
Vanguard S&P Small-Cap 600 Index Funds
Vanguard S&P Small-Cap 600 Index Fund
Vanguard S&P Small-Cap 600 Value Index Fund
Vanguard S&P Small-Cap 600 Growth Index Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended August 31, 2023, returns for the three Vanguard S&P Small-Cap 600 Index Funds ranged from 5.28% for ETF Shares (based on net asset value) of Vanguard S&P Small-Cap 600 Growth Index Fund to 5.46% for Institutional Shares of Vanguard S&P Small-Cap 600 Index Fund.
•	Early in the period, inflation in many developed markets began to ease off multidecade highs but remained stubbornly high in some sectors—including services, which felt the effects of a tight labor market. While aggressive interest rate hikes by many major central banks including the Federal Reserve fanned fears of recession, the economy proved more resilient than expected.
•	Equities rallied during the 12 months, led by large-capitalization stocks. (The Standard & Poor’s 500 Index returned 15.94%.) Relative performance between growth and value investment styles were mixed, depending on the methodology of the index provider.
•	Performance among sectors in the benchmark indexes were mixed. Double-digit positive returns in sectors such as industrials, information technology, and consumer discretionary more than offset declines in other sectors, such as financials and health care.
Market Barometer
	Average Annual Total Returns Periods Ended August 31, 2023
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	15.40%	9.93%	10.77%
Russell 2000 Index (Small-caps)	4.65	8.12	3.14
Russell 3000 Index (Broad U.S. market)	14.76	9.81	10.25
FTSE All-World ex US Index (International)	12.02	4.49	3.74
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	-1.05%	-4.40%	0.55%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	1.70	-1.32	1.52
FTSE Three-Month U.S. Treasury Bill Index	4.44	1.63	1.68
CPI
Consumer Price Index	3.67%	5.71%	4.02%

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended August 31, 2023
	Beginning Account Value 2/28/2023	Ending Account Value 8/31/2023	Expenses Paid During Period
Based on Actual Fund Return
S&P Small-Cap 600 Index Fund
ETF Shares	$1,000.00	$991.30	$0.50
Institutional Shares	1,000.00	991.40	0.40
S&P Small-Cap 600 Value Index Fund
ETF Shares	$1,000.00	$961.30	$0.74
Institutional Shares	1,000.00	961.70	0.40
S&P Small-Cap 600 Growth Index Fund
ETF Shares	$1,000.00	$1,020.40	$0.76
Based on Hypothetical 5% Yearly Return
S&P Small-Cap 600 Index Fund
ETF Shares	$1,000.00	$1,024.70	$0.51
Institutional Shares	1,000.00	1,024.80	0.41
S&P Small-Cap 600 Value Index Fund
ETF Shares	$1,000.00	$1,024.45	$0.77
Institutional Shares	1,000.00	1,024.80	0.41
S&P Small-Cap 600 Growth Index Fund
ETF Shares	$1,000.00	$1,024.45	$0.77
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the S&P Small-Cap 600 Index Fund, 0.10% for ETF Shares and 0.08% for Institutional Shares; for the S&P Small-Cap 600 Value Index Fund, 0.15% for ETF Shares and 0.08% for Institutional Shares; and for the S&P Small-Cap 600 Growth Index Fund, 0.15% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

S&P Small-Cap 600 Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2013, Through August 31, 2023
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended August 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
S&P Small-Cap 600 Index Fund ETF Shares Net Asset Value	5.44%	3.78%	9.41%	$24,574
S&P Small-Cap 600 Index Fund ETF Shares Market Price	5.39	3.78	9.40	24,566
S&P SmallCap 600 Index	5.53	3.82	9.48	24,734
Dow Jones U.S. Total Stock Market Float Adjusted Index	14.75	10.12	12.14	31,461

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
S&P Small-Cap 600 Index Fund Institutional Shares	5.46%	3.80%	9.46%	$12,344,957
S&P SmallCap 600 Index	5.53	3.82	9.48	12,366,838
Dow Jones U.S. Total Stock Market Float Adjusted Index	14.75	10.12	12.14	15,730,560

See Financial Highlights for dividend and capital gains information.

S&P Small-Cap 600 Index Fund
Cumulative Returns of ETF Shares: August 31, 2013, Through August 31, 2023
	One Year	Five Years	Ten Years
S&P Small-Cap 600 Index Fund ETF Shares Market Price	5.39%	20.37%	145.66%
S&P Small-Cap 600 Index Fund ETF Shares Net Asset Value	5.44	20.36	145.74
S&P SmallCap 600 Index	5.53	20.62	147.34
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.

S&P Small-Cap 600 Index Fund
Fund Allocation
As of August 31, 2023
Communication Services	2.8%
Consumer Discretionary	14.0
Consumer Staples	5.0
Energy	5.4
Financials	17.3
Health Care	10.1
Industrials	17.2
Information Technology	13.6
Materials	5.1
Real Estate	7.6
Utilities	1.9
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

S&P Small-Cap 600 Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Communication Services (2.8%)
	Madison Square Garden Sports Corp.	74,518	13,264
	Cogent Communications Holdings Inc.	179,862	12,695
*	Yelp Inc. Class A	287,979	12,340
	Telephone & Data Systems Inc.	413,983	8,897
*	Cinemark Holdings Inc.	452,293	7,363
*	Cargurus Inc. Class A	373,400	6,762
	John Wiley & Sons Inc. Class A	178,576	6,636
*	DISH Network Corp. Class A	1,059,554	6,357
*	Lumen Technologies Inc.	3,859,985	6,137
	Scholastic Corp.	122,300	5,314
*	Cars.com Inc.	259,946	4,859
	Shenandoah Telecommunications Co.	210,493	4,787
	Shutterstock Inc.	101,182	4,261
*	Gogo Inc.	274,719	3,118
*	TechTarget Inc.	108,186	3,110
*	Thryv Holdings Inc.	129,833	2,647
*	QuinStreet Inc.	213,108	2,110
*	EW Scripps Co. Class A	245,600	1,876
	ATN International Inc.	44,834	1,608
[1]	Marcus Corp.	103,032	1,565
*	AMC Networks Inc. Class A	119,378	1,390
*	Consolidated Communications Holdings Inc.	312,718	1,235
			118,331
Consumer Discretionary (13.9%)
	Meritage Homes Corp.	153,828	21,388
*	Asbury Automotive Group Inc.	90,102	20,723
	Academy Sports & Outdoors Inc.	322,553	17,602
	Advance Auto Parts Inc.	248,684	17,114
	Group 1 Automotive Inc.	59,166	15,645
		Shares	Market Value• ($000)
	Signet Jewelers Ltd.	188,781	14,159
	Installed Building Products Inc.	97,432	14,101
	LCI Industries	105,865	13,263
*	Tri Pointe Homes Inc.	418,756	13,023
	American Eagle Outfitters Inc.	767,782	13,022
	MDC Holdings Inc.	244,690	11,611
*	M/I Homes Inc.	116,577	11,446
*	Boot Barn Holdings Inc.	124,721	11,443
*	Abercrombie & Fitch Co. Class A	209,278	11,249
*	Frontdoor Inc.	341,903	11,221
*	Shake Shack Inc. Class A	156,603	10,962
*	LGI Homes Inc.	86,611	10,662
	Steven Madden Ltd.	298,862	10,311
	Bloomin' Brands Inc.	365,159	10,246
*	Dorman Products Inc.	118,427	9,771
	Kontoor Brands Inc.	208,713	9,557
*	Cavco Industries Inc.	33,821	9,454
	Century Communities Inc.	119,204	8,851
	Dana Inc.	537,381	8,657
*	Urban Outfitters Inc.	252,071	8,371
*	Gentherm Inc.	138,500	8,339
	Winnebago Industries Inc.	127,753	8,285
*	Adtalem Global Education Inc.	182,714	8,012
	Hanesbrands Inc.	1,461,364	7,672
	Cracker Barrel Old Country Store Inc.	92,619	7,635
	Patrick Industries Inc.	88,711	7,420
*	Sonos Inc.	536,378	7,391
	Strategic Education Inc.	93,777	7,268
*	Stride Inc.	170,869	7,260
*	Six Flags Entertainment Corp.	309,945	7,116
*	ODP Corp.	142,285	7,017
*	Vista Outdoor Inc.	238,589	6,979
*	Sabre Corp.	1,391,005	6,955
	Jack in the Box Inc.	86,296	6,936
*	XPEL Inc.	82,146	6,843

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
*	Dave & Buster's Entertainment Inc.	167,748	6,587
	Upbound Group Inc.	210,894	6,458
	Cheesecake Factory Inc.	200,077	6,372
*	Victoria's Secret & Co.	328,093	6,293
	Oxford Industries Inc.	62,143	6,276
*	Brinker International Inc.	185,561	6,073
*	National Vision Holdings Inc.	326,265	5,974
	La-Z-Boy Inc.	180,726	5,575
*	Green Brick Partners Inc.	112,504	5,564
*	Phinia Inc.	196,287	5,457
	Perdoceo Education Corp.	282,680	4,684
*	Sally Beauty Holdings Inc.	450,572	4,578
	Buckle Inc.	124,707	4,557
*	iRobot Corp.	114,069	4,436
	Caleres Inc.	152,062	4,360
	Monro Inc.	131,614	4,309
*	Leslie's Inc.	623,812	3,905
	Sturm Ruger & Co. Inc.	74,179	3,826
	Monarch Casino & Resort Inc.	56,111	3,782
*	American Axle & Manufacturing Holdings Inc.	490,214	3,701
	Dine Brands Global Inc.	65,633	3,595
	Sonic Automotive Inc. Class A	66,629	3,553
*	G-III Apparel Group Ltd.	171,891	3,412
	Golden Entertainment Inc.	93,019	3,387
*	MarineMax Inc.	91,554	3,046
	Guess? Inc.	125,402	3,017
	Ethan Allen Interiors Inc.	95,597	3,000
	Standard Motor Products Inc.	78,983	2,925
*	BJ's Restaurants Inc.	98,618	2,900
*	Chuy's Holdings Inc.	75,909	2,892
*	America's Car-Mart Inc.	24,288	2,703
	Wolverine World Wide Inc.	332,753	2,689
*	Chico's FAS Inc.	517,102	2,653
	Hibbett Inc.	53,402	2,473
*	Mister Car Wash Inc.	336,031	2,433
*	Sleep Number Corp.	92,932	2,377
	Designer Brands Inc. Class A	211,387	2,222
	Movado Group Inc.	65,417	1,789
	Haverty Furniture Cos. Inc.	55,854	1,748
	Shoe Carnival Inc.	71,014	1,643
	Aaron's Co. Inc.	129,481	1,563
			583,767
Consumer Staples (5.0%)
*	elf Beauty Inc.	211,860	29,387
*	Hostess Brands Inc. Class A	555,896	15,832
*	Simply Good Foods Co.	353,789	12,765
	WD-40 Co.	56,780	12,200
		Shares	Market Value• ($000)
	Inter Parfums Inc.	75,099	10,494
	J & J Snack Foods Corp.	62,913	10,200
*	TreeHouse Foods Inc.	211,930	9,859
	PriceSmart Inc.	104,990	8,345
	Edgewell Personal Care Co.	213,916	8,249
	MGP Ingredients Inc.	64,405	7,722
	Cal-Maine Foods Inc.	159,193	7,608
*	Central Garden & Pet Co. Class A	172,554	7,040
	Andersons Inc.	131,835	6,771
	Vector Group Ltd.	553,846	5,932
*	National Beverage Corp.	97,766	5,016
*	United Natural Foods Inc.	248,822	5,009
	Nu Skin Enterprises Inc. Class A	209,274	5,000
	Universal Corp.	102,461	4,879
*	Chefs' Warehouse Inc.	147,423	4,207
*	Hain Celestial Group Inc.	374,703	3,968
	B&G Foods Inc.	302,497	3,869
	Medifast Inc.	45,604	3,846
	John B Sanfilippo & Son Inc.	37,528	3,766
	Fresh Del Monte Produce Inc.	128,698	3,288
	SpartanNash Co.	147,126	3,201
*	USANA Health Sciences Inc.	46,889	3,015
	Calavo Growers Inc.	74,324	2,450
	Tootsie Roll Industries Inc.	75,336	2,422
*	Central Garden & Pet Co.	40,358	1,781
			208,121
Energy (5.4%)
	SM Energy Co.	504,257	21,335
	Helmerich & Payne Inc.	429,131	17,161
	Civitas Resources Inc.	205,273	16,878
	California Resources Corp.	295,225	16,485
	Northern Oil & Gas Inc.	338,817	14,173
	Patterson-UTI Energy Inc.	869,131	12,289
	CONSOL Energy Inc.	133,374	11,475
*	Oceaneering International Inc.	421,349	9,602
*	Callon Petroleum Co.	214,785	8,426
*	Par Pacific Holdings Inc.	235,250	8,081
*	Talos Energy Inc.	452,250	7,788
*	Green Plains Inc.	249,249	7,737
	Archrock Inc.	563,139	7,203
*	NexTier Oilfield Solutions Inc.	627,279	6,655
*	Helix Energy Solutions Group Inc.	596,579	6,049
	World Kinect Corp.	259,489	5,683
[1]	Comstock Resources Inc.	383,651	4,704
	Core Laboratories Inc.	195,483	4,699
*	Vital Energy Inc.	77,903	4,697
*	Nabors Industries Ltd.	37,960	4,202

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
	CVR Energy Inc.	122,130	3,994
*	US Silica Holdings Inc.	322,838	3,981
*	Dril-Quip Inc.	143,158	3,948
*	ProPetro Holding Corp.	405,485	3,909
	Dorian LPG Ltd.	133,536	3,445
	RPC Inc.	347,627	2,777
*	Bristow Group Inc. Class A	98,558	2,730
*	REX American Resources Corp.	64,109	2,532
*	Oil States International Inc.	269,171	2,110
			224,748
Financials (17.2%)
	Radian Group Inc.	654,351	17,720
*	Mr Cooper Group Inc.	284,750	16,134
	Assured Guaranty Ltd.	248,048	14,595
	American Equity Investment Life Holding Co.	264,388	14,192
	Moelis & Co. Class A	278,543	13,206
	United Community Banks Inc.	481,648	13,004
[1]	Arbor Realty Trust Inc.	757,792	12,094
*	Genworth Financial Inc. Class A	1,999,258	11,576
	ServisFirst Bancshares Inc.	204,360	11,452
	Ameris Bancorp	272,659	11,111
	Walker & Dunlop Inc.	129,654	11,065
	Artisan Partners Asset Management Inc. Class A	286,372	11,002
	EVERTEC Inc.	272,223	10,772
	Community Bank System Inc.	224,730	10,686
	First Bancorp	751,948	10,422
	WSFS Financial Corp.	256,982	10,099
	First Hawaiian Inc.	533,671	10,092
	Independent Bank Corp.	184,530	9,968
*	NMI Holdings Inc. Class A	348,268	9,967
	CVB Financial Corp.	548,352	9,574
*	Axos Financial Inc.	220,314	9,493
	Simmons First National Corp. Class A	532,351	9,486
	Atlantic Union Bankshares Corp.	313,578	9,310
	Fulton Financial Corp.	692,063	9,225
	Pacific Premier Bancorp Inc.	400,344	9,216
	Piper Sandler Cos.	61,709	9,193
	Bank of Hawaii Corp.	166,013	8,922
	Jackson Financial Inc. Class A	233,603	8,783
*	Bancorp Inc.	229,080	8,410
	Seacoast Banking Corp. of Florida	350,189	8,268
	First Financial Bancorp	397,838	8,267
	BankUnited Inc.	311,603	8,180
	Bread Financial Holdings Inc.	209,889	7,888
		Shares	Market Value• ($000)
	Washington Federal Inc.	275,634	7,492
	Ready Capital Corp.	674,394	7,364
	Navient Corp.	412,077	7,273
	BancFirst Corp.	73,052	6,982
*	StoneX Group Inc.	73,696	6,919
*	Goosehead Insurance Inc. Class A	97,943	6,842
	NBT Bancorp Inc.	197,503	6,798
*	PROG Holdings Inc.	195,817	6,716
*	Enova International Inc.	130,495	6,583
	Renasant Corp.	234,439	6,529
	Independent Bank Group Inc.	148,293	6,258
	Banner Corp.	143,499	6,249
	Park National Corp.	60,121	6,118
	OFG Bancorp	199,106	6,005
	Virtus Investment Partners Inc.	28,700	5,944
	Apollo Commercial Real Estate Finance Inc.	543,228	5,932
*	Triumph Financial Inc.	92,027	5,911
	Hilltop Holdings Inc.	193,405	5,878
	Trustmark Corp.	255,120	5,878
	Northwest Bancshares Inc.	531,142	5,843
	City Holding Co.	63,131	5,768
	First Commonwealth Financial Corp.	431,026	5,633
	Two Harbors Investment Corp.	405,156	5,579
	Pathward Financial Inc.	112,744	5,555
	Lakeland Financial Corp.	106,540	5,554
*	Payoneer Global Inc.	859,137	5,318
*	Palomar Holdings Inc.	104,133	5,312
	Stewart Information Services Corp.	114,148	5,287
*	Donnelley Financial Solutions Inc.	106,019	5,224
	Provident Financial Services Inc.	315,220	5,195
	First Bancorp (XNGS)	171,736	5,090
	National Bank Holdings Corp. Class A	157,977	4,983
	Westamerica Bancorp	111,631	4,915
	PennyMac Mortgage Investment Trust	366,086	4,909
	Horace Mann Educators Corp.	171,103	4,904
	Franklin BSP Realty Trust Inc.	344,695	4,874
	Hope Bancorp Inc.	502,402	4,858
	S&T Bancorp Inc.	163,242	4,625
*	Encore Capital Group Inc.	98,372	4,610
	FB Financial Corp.	146,983	4,465
	Employers Holdings Inc.	112,596	4,417
*	Trupanion Inc.	148,522	4,416
*	Customers Bancorp Inc.	123,055	4,324

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
	Safety Insurance Group Inc.	62,279	4,289
	Veritex Holdings Inc.	227,252	4,275
	AMERISAFE Inc.	80,236	4,156
	Stellar Bancorp Inc.	189,800	4,037
[1]	ARMOUR Residential REIT Inc.	819,025	4,021
	ProAssurance Corp.	226,331	4,002
*	SiriusPoint Ltd.	359,284	3,974
	PacWest Bancorp	494,464	3,931
	Berkshire Hills Bancorp Inc.	185,480	3,877
	Redwood Trust Inc.	477,650	3,826
	Southside Bancshares Inc.	123,089	3,705
	New York Mortgage Trust Inc.	381,972	3,636
	Ellington Financial Inc.	267,284	3,574
	Brookline Bancorp Inc.	367,729	3,519
	WisdomTree Inc.	475,232	3,469
	Preferred Bank	55,334	3,437
*	Avantax Inc.	161,651	3,382
[1]	B. Riley Financial Inc.	66,005	3,380
*	PRA Group Inc.	164,086	3,196
	Mercury General Corp.	111,338	3,185
	Eagle Bancorp Inc.	128,678	3,096
	KKR Real Estate Finance Trust Inc.	243,137	3,042
	Capitol Federal Financial Inc.	530,462	3,008
	Dime Community Bancshares Inc.	136,565	2,910
*	Green Dot Corp. Class A	194,022	2,879
	Banc of California Inc.	224,383	2,811
	Brightsphere Investment Group Inc.	135,482	2,806
	Tompkins Financial Corp.	52,912	2,748
	Heritage Financial Corp.	146,883	2,529
*	Ambac Financial Group Inc.	189,875	2,446
	James River Group Holdings Ltd.	157,593	2,295
	TrustCo Bank Corp.	79,693	2,269
	Hanmi Financial Corp.	127,963	2,216
	Invesco Mortgage Capital Inc.	174,456	1,963
	Central Pacific Financial Corp.	113,132	1,920
*	World Acceptance Corp.	14,016	1,889
*	EZCORP Inc. Class A	219,712	1,848
	Northfield Bancorp Inc.	171,534	1,808
	United Fire Group Inc.	90,924	1,798
	HCI Group Inc.	28,452	1,516
	Universal Insurance Holdings Inc.	114,765	1,453
			722,822
Health Care (10.1%)
	Ensign Group Inc.	234,296	23,481
		Shares	Market Value• ($000)
*	Merit Medical Systems Inc.	240,600	15,706
*	Glaukos Corp.	201,711	15,157
	CONMED Corp.	127,914	14,257
*	Cytokinetics Inc.	400,051	13,978
	Select Medical Holdings Corp.	436,137	12,740
*	Corcept Therapeutics Inc.	378,220	12,379
*	Prestige Consumer Healthcare Inc.	207,915	12,128
*	Integer Holdings Corp.	139,365	11,889
*	AMN Healthcare Services Inc.	119,897	10,597
*	Privia Health Group Inc.	391,898	10,287
*	Fortrea Holdings Inc.	370,760	10,214
*	STAAR Surgical Co.	202,001	8,759
*	Amphastar Pharmaceuticals Inc.	157,423	8,392
*	Schrodinger Inc.	224,633	8,287
*	CorVel Corp.	38,101	8,247
*	NeoGenomics Inc.	533,348	8,016
*	RadNet Inc.	239,892	8,015
*	Tandem Diabetes Care Inc.	270,563	7,403
*	Supernus Pharmaceuticals Inc.	227,650	7,248
*	Dynavax Technologies Corp.	500,577	7,188
*	Certara Inc.	441,877	7,141
*	Pacira BioSciences Inc.	192,173	6,784
*	Vericel Corp.	199,238	6,541
*	Apollo Medical Holdings Inc.	168,750	6,389
	US Physical Therapy Inc.	61,525	6,204
*	Veradigm Inc.	457,563	6,122
*	Myriad Genetics Inc.	340,805	6,083
*	Addus HomeCare Corp.	67,672	5,935
*	Catalyst Pharmaceuticals Inc.	408,427	5,734
*	Xencor Inc.	252,215	5,544
*	Owens & Minor Inc.	318,279	5,379
*	UFP Technologies Inc.	29,024	5,100
*	Ironwood Pharmaceuticals Inc. Class A	566,389	4,984
*	Pediatrix Medical Group Inc.	345,888	4,887
	LeMaitre Vascular Inc.	81,677	4,722
*	Harmony Biosciences Holdings Inc.	125,579	4,552
*	Ligand Pharmaceuticals Inc.	68,738	4,521
*	Arcus Biosciences Inc.	220,498	4,520
	Embecta Corp.	240,026	4,400
*	Avanos Medical Inc.	194,721	4,097
*	NextGen Healthcare Inc.	224,027	4,080
*	Vir Biotechnology Inc.	319,030	4,039
*	AdaptHealth Corp. Class A	320,373	3,822

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
*	ANI Pharmaceuticals Inc.	58,323	3,755
*	Cross Country Healthcare Inc.	143,006	3,684
*	Collegium Pharmaceutical Inc.	144,924	3,394
*	Varex Imaging Corp.	169,239	3,329
*	Innoviva Inc.	246,961	3,149
*	Avid Bioservices Inc.	262,013	3,092
*	Orthofix Medical Inc.	145,432	3,077
	Mesa Laboratories Inc.	21,054	3,018
	Simulations Plus Inc.	66,178	2,944
*	Artivion Inc.	171,227	2,897
*	REGENXBIO Inc.	158,400	2,804
*	Fulgent Genetics Inc.	83,359	2,731
*	Enhabit Inc.	209,877	2,688
*	Cytek Biosciences Inc.	335,317	2,548
	HealthStream Inc.	101,559	2,136
*	OraSure Technologies Inc.	306,905	1,983
*	BioLife Solutions Inc.	145,631	1,924
*	Community Health Systems Inc.	532,742	1,801
*	ModivCare Inc.	53,415	1,715
*	uniQure NV	175,408	1,528
*	Coherus Biosciences Inc.	281,072	1,498
*	Agiliti Inc.	140,815	1,359
*	AngioDynamics Inc.	164,358	1,320
*	Vanda Pharmaceuticals Inc.	240,608	1,249
*	iTeos Therapeutics Inc.	103,381	1,247
*	Enanta Pharmaceuticals Inc.	82,900	1,231
	Phibro Animal Health Corp. Class A	85,190	1,188
*	Anika Therapeutics Inc.	61,812	1,103
*	Computer Programs & Systems Inc.	59,462	967
*,1	Zynex Inc.	89,064	686
*,2	OmniAb Inc. 12.5 Earnout	27,888	—
*,2	OmniAb Inc. 15 Earnout	27,888	—
			421,993
Industrials (17.2%)
	Comfort Systems USA Inc.	149,687	27,628
	Applied Industrial Technologies Inc.	161,765	24,972
	Mueller Industries Inc.	238,546	18,406
	Boise Cascade Co.	165,666	18,119
	AAON Inc.	269,026	16,965
	Arcosa Inc.	202,698	15,855
	Franklin Electric Co. Inc.	162,355	15,701
	Federal Signal Corp.	254,782	15,529
*	SPX Technologies Inc.	190,343	15,041
	John Bean Technologies Corp.	133,157	14,635
	Hillenbrand Inc.	291,128	14,102
	Moog Inc. Class A	120,149	13,956
	Matson Inc.	150,171	13,197
	ABM Industries Inc.	276,554	12,561
		Shares	Market Value• ($000)
	Encore Wire Corp.	75,171	12,389
*	Dycom Industries Inc.	122,805	12,272
	Albany International Corp. Class A	130,370	12,088
*	GMS Inc.	172,799	11,982
	EnPro Industries Inc.	87,353	11,914
	ESCO Technologies Inc.	107,748	11,530
	Korn Ferry	219,240	11,177
	UniFirst Corp.	63,163	11,125
*	Hub Group Inc. Class A	137,117	10,701
	ArcBest Corp.	100,318	10,593
*	Verra Mobility Corp. Class A	584,967	10,407
*	Resideo Technologies Inc.	615,438	10,376
*	AeroVironment Inc.	105,683	10,254
*	MYR Group Inc.	69,865	9,926
	Brady Corp. Class A	193,236	9,747
*	Mercury Systems Inc.	243,408	9,554
	Veritiv Corp.	56,752	9,553
*	Gibraltar Industries Inc.	127,174	9,542
	Kennametal Inc.	335,761	8,888
*	RXO Inc.	489,008	8,841
	Trinity Industries Inc.	339,288	8,506
*	AAR Corp.	137,857	8,492
*	SkyWest Inc.	186,118	8,394
	Griffon Corp.	198,890	8,328
	Barnes Group Inc.	211,824	8,325
	Forward Air Corp.	108,580	7,690
	Standex International Corp.	49,791	7,649
	Granite Construction Inc.	183,871	7,592
	Alamo Group Inc.	43,157	7,408
*	OPENLANE Inc.	456,553	7,127
*	PGT Innovations Inc.	245,392	6,918
	CSG Systems International Inc.	126,998	6,897
*	Masterbrand Inc.	538,371	6,897
	Tennant Co.	77,565	6,394
	HNI Corp.	193,940	6,353
	Enerpac Tool Group Corp. Class A	239,640	6,279
	MillerKnoll Inc.	316,817	6,051
	Allegiant Travel Co.	65,470	5,816
	Lindsay Corp.	45,983	5,706
	Greenbrier Cos. Inc.	133,726	5,691
*	American Woodmark Corp.	69,688	5,413
	Matthews International Corp. Class A	127,575	5,381
*	NV5 Global Inc.	52,677	5,361
	Astec Industries Inc.	95,159	5,217
	AZZ Inc.	104,359	5,124
*	CoreCivic Inc.	476,131	5,123
	Marten Transport Ltd.	241,617	5,074
*	NOW Inc.	448,121	5,006
*	CIRCOR International Inc.	85,423	4,757
	Apogee Enterprises Inc.	93,356	4,711
	Wabash National Corp.	198,904	4,485

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
*	GEO Group Inc.	527,937	3,822
	Quanex Building Products Corp.	139,258	3,757
	Deluxe Corp.	182,063	3,681
	Healthcare Services Group Inc.	310,818	3,590
*	3D Systems Corp.	547,065	3,452
*	Proto Labs Inc.	109,766	3,238
	Powell Industries Inc.	38,256	3,212
	Heartland Express Inc.	195,236	2,946
	Insteel Industries Inc.	81,439	2,830
*	Titan International Inc.	214,203	2,697
	Kaman Corp.	118,034	2,647
*,1	SunPower Corp.	359,142	2,571
*	Triumph Group Inc.	272,348	2,563
	Kelly Services Inc. Class A	137,219	2,537
	Interface Inc. Class A	243,019	2,510
*	Enviri Corp.	334,031	2,489
*	Viad Corp.	87,276	2,478
	TTEC Holdings Inc.	79,178	2,356
*	Sun Country Airlines Holdings Inc.	153,157	2,280
	Pitney Bowes Inc.	684,217	2,251
	Heidrick & Struggles International Inc.	83,904	2,223
*	DXP Enterprises Inc.	61,091	2,173
	Resources Connection Inc.	133,835	2,076
*	TrueBlue Inc.	129,959	1,966
*	Hawaiian Holdings Inc.	215,923	1,853
*	Liquidity Services Inc.	97,671	1,782
	National Presto Industries Inc.	21,347	1,598
*	Forrester Research Inc.	47,450	1,453
			720,722
Information Technology (13.5%)
*	Onto Innovation Inc.	204,900	28,477
*	SPS Commerce Inc.	152,892	28,458
*	Axcelis Technologies Inc.	136,934	26,312
*	Rambus Inc.	455,624	25,729
*	Fabrinet	151,916	24,424
	Badger Meter Inc.	122,708	20,379
*	Insight Enterprises Inc.	121,091	19,385
	Advanced Energy Industries Inc.	157,114	18,550
*	Diodes Inc.	191,372	15,664
*	Extreme Networks Inc.	539,783	14,817
*	DoubleVerify Holdings Inc.	424,453	14,351
*	Sanmina Corp.	244,184	13,601
*	Itron Inc.	189,999	12,998
	Kulicke & Soffa Industries Inc.	236,713	12,245
*	Alarm.com Holdings Inc.	208,485	12,211
*	Plexus Corp.	115,613	11,741
*	FormFactor Inc.	322,578	11,393
*	Rogers Corp.	77,835	11,248
	Progress Software Corp.	181,153	11,021
		Shares	Market Value• ($000)
*	Viavi Solutions Inc.	931,943	9,739
	InterDigital Inc.	111,822	9,696
*	Perficient Inc.	145,705	9,295
*	SiTime Corp.	68,857	9,137
*	OSI Systems Inc.	65,178	8,887
*	Viasat Inc.	319,340	8,859
*	LiveRamp Holdings Inc.	270,697	8,754
*	NetScout Systems Inc.	282,445	8,086
*	ePlus Inc.	112,481	7,467
*	Cohu Inc.	198,664	7,428
*	MaxLinear Inc. Class A	307,567	7,228
*	Semtech Corp.	267,199	6,987
*	Ultra Clean Holdings Inc.	186,780	6,567
*	TTM Technologies Inc.	428,690	6,388
*	Veeco Instruments Inc.	216,566	6,322
*	Photronics Inc.	260,999	6,201
*	Knowles Corp.	381,712	6,119
	CTS Corp.	132,187	5,902
*	Agilysys Inc.	83,424	5,885
*	SMART Global Holdings Inc.	205,565	5,310
*	Digi International Inc.	150,273	5,016
*	Harmonic Inc.	465,410	4,971
	Methode Electronics Inc.	150,212	4,844
*	PDF Solutions Inc.	125,272	4,552
	Adeia Inc.	445,460	4,481
*	Ichor Holdings Ltd.	121,723	4,459
*	Cerence Inc.	168,859	4,407
	A10 Networks Inc.	269,587	4,014
	Benchmark Electronics Inc.	149,232	3,841
*	N-able Inc.	282,159	3,772
*	Arlo Technologies Inc.	384,735	3,759
*	Avid Technology Inc.	139,793	3,727
*	ScanSource Inc.	104,312	3,419
*	Digital Turbine Inc.	378,145	3,369
*	Alpha & Omega Semiconductor Ltd.	93,276	2,943
*	Corsair Gaming Inc.	171,015	2,688
	ADTRAN Holdings Inc.	299,842	2,564
	PC Connection Inc.	47,334	2,514
*	Consensus Cloud Solutions Inc.	73,301	2,341
*	CEVA Inc.	98,096	2,278
*	Xperi Inc.	178,105	2,102
*	Clearfield Inc.	53,053	1,865
*	OneSpan Inc.	148,946	1,825
	Ebix Inc.	98,382	1,643
*	NETGEAR Inc.	121,723	1,604
*	8x8 Inc.	473,576	1,539
			567,798
Materials (5.1%)
*	ATI Inc.	537,876	24,382
	Balchem Corp.	134,900	18,953
	HB Fuller Co.	225,273	16,339
*	O-I Glass Inc.	649,733	12,904

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
	Carpenter Technology Corp.	203,080	12,719
*	Livent Corp.	551,928	11,850
	Innospec Inc.	104,014	11,173
	Quaker Chemical Corp.	57,170	10,147
	Materion Corp.	86,188	9,376
	Warrior Met Coal Inc.	217,770	8,615
	Minerals Technologies Inc.	136,085	8,315
	Stepan Co.	88,699	7,741
*	Ingevity Corp.	142,718	7,691
	Sylvamo Corp.	133,729	5,586
	Kaiser Aluminum Corp.	66,950	5,083
	Hawkins Inc.	79,370	4,936
	Compass Minerals International Inc.	143,168	4,317
	AdvanSix Inc.	115,472	3,820
	Mativ Holdings Inc.	229,743	3,768
*	TimkenSteel Corp.	163,583	3,584
	Koppers Holdings Inc.	87,257	3,341
	SunCoke Energy Inc.	350,724	3,262
	Myers Industries Inc.	153,923	2,895
*	Clearwater Paper Corp.	70,865	2,713
	Haynes International Inc.	53,334	2,603
	Olympic Steel Inc.	40,106	2,146
*	Century Aluminum Co.	216,593	1,611
	American Vanguard Corp.	115,827	1,601
	Trinseo plc	147,225	1,550
	Mercer International Inc.	169,756	1,543
	FutureFuel Corp.	108,167	766
			215,330
Real Estate (7.6%)
	Phillips Edison & Co. Inc.	490,797	16,618
	Essential Properties Realty Trust Inc.	622,656	14,956
	LXP Industrial Trust	1,223,647	12,016
[1]	SL Green Realty Corp.	269,605	10,585
	Macerich Co.	900,758	10,530
	Tanger Factory Outlet Centers Inc.	440,588	10,244
	Innovative Industrial Properties Inc.	117,241	10,233
	SITE Centers Corp.	761,274	10,163
	Douglas Emmett Inc.	710,058	9,706
	Four Corners Property Trust Inc.	364,149	9,162
	St. Joe Co.	141,812	8,755
	CareTrust REIT Inc.	416,124	8,385
	Urban Edge Properties	491,492	8,041
	Kennedy-Wilson Holdings Inc.	495,265	7,909
	Sunstone Hotel Investors Inc.	865,670	7,774
	Pebblebrook Hotel Trust	515,738	7,463
	Retail Opportunity Investments Corp.	527,979	7,107
		Shares	Market Value• ($000)
	DiamondRock Hospitality Co.	877,086	7,069
	Outfront Media Inc.	613,814	6,967
	JBG SMITH Properties	405,147	6,353
*	Cushman & Wakefield plc	684,858	6,294
*	Veris Residential Inc.	334,143	6,218
[1]	eXp World Holdings Inc.	308,542	5,930
	Acadia Realty Trust	397,686	5,921
	Service Properties Trust	693,090	5,725
	LTC Properties Inc.	173,121	5,689
	Elme Communities	367,545	5,653
	Getty Realty Corp.	188,223	5,650
	Alexander & Baldwin Inc.	304,142	5,478
	Xenia Hotels & Resorts Inc.	458,649	5,412
	Uniti Group Inc.	999,401	5,367
	Easterly Government Properties Inc. Class A	391,326	5,232
	Global Net Lease Inc.	433,478	4,920
	American Assets Trust Inc.	218,746	4,683
	RPT Realty	363,140	4,118
	Centerspace	62,670	4,057
	Hudson Pacific Properties Inc.	537,110	3,658
	Brandywine Realty Trust	720,181	3,601
	NexPoint Residential Trust Inc.	95,659	3,592
	Safehold Inc.	168,750	3,591
	Community Healthcare Trust Inc.	102,476	3,401
	Marcus & Millichap Inc.	101,560	3,382
	Armada Hoffler Properties Inc.	284,604	3,242
*	Anywhere Real Estate Inc.	462,343	3,033
	Summit Hotel Properties Inc.	450,208	2,616
	Universal Health Realty Income Trust	53,206	2,481
	Saul Centers Inc.	54,125	2,033
	Chatham Lodging Trust	204,666	2,002
	Whitestone REIT	194,625	1,946
	Office Properties Income Trust	203,435	1,505
	Orion Office REIT Inc.	237,360	1,384
	RE/MAX Holdings Inc. Class A	75,921	1,230
			319,080
Utilities (1.9%)
	Otter Tail Corp.	174,473	14,371
	American States Water Co.	154,651	13,023
	California Water Service Group	234,161	11,767
	Avista Corp.	317,152	10,558
	Chesapeake Utilities Corp.	74,363	8,187
	SJW Group	115,859	7,619
	Northwest Natural Holding Co.	150,706	5,920

S&P Small-Cap 600 Index Fund
	Shares	Market Value• ($000)
Middlesex Water Co.	74,077	5,575
Unitil Corp.	67,406	3,291
		80,311
Total Common Stocks (Cost $4,065,250)		4,183,023
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[3,4] Vanguard Market Liquidity Fund, 5.384% (Cost $22,388)	223,931	22,391
Total Investments (100.3%) (Cost $4,087,638)		4,205,414
Other Assets and Liabilities—Net (-0.3%)		(10,747)
Net Assets (100%)		4,194,667
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $20,264,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $21,323,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2023	36	3,423	(35)

S&P Small-Cap 600 Index Fund
Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
AMN Healthcare Services Inc.	1/31/24	CITNA	4,886	(5.327)	—	(841)
Livent Corp.	1/31/24	CITNA	4,834	(5.327)	—	(561)
					—	(1,402)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
CITNA—Citibank, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Statement of Assets and Liabilities
As of August 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $4,065,250)	4,183,023
Affiliated Issuers (Cost $22,388)	22,391
Total Investments in Securities	4,205,414
Investment in Vanguard	142
Cash Collateral Pledged—Futures Contracts	230
Cash Collateral Pledged—Over-the-Counter Swap Contracts	1,470
Receivables for Investment Securities Sold	16,347
Receivables for Accrued Income	4,766
Receivables for Capital Shares Issued	7,660
Total Assets	4,236,029
Liabilities
Due to Custodian	2,058
Payables for Investment Securities Purchased	15,683
Collateral for Securities on Loan	21,323
Payables for Capital Shares Redeemed	724
Payables to Vanguard	163
Variation Margin Payable—Futures Contracts	9
Unrealized Depreciation—Over-the-Counter Swap Contracts	1,402
Total Liabilities	41,362
Net Assets	4,194,667
1 Includes $20,264,000 of securities on loan.

S&P Small-Cap 600 Index Fund
Statement of Assets and Liabilities (continued)
At August 31, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	4,513,534
Total Distributable Earnings (Loss)	(318,867)
Net Assets	4,194,667

ETF Shares—Net Assets[2]
Applicable to 24,375,073 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,265,405
Net Asset Value Per Share—ETF Shares	$92.94

Institutional Shares—Net Assets
Applicable to 5,159,683 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,929,262
Net Asset Value Per Share—Institutional Shares	$373.91
2	Shares outstanding and Net Asset Value Per Share adjusted to reflect a 2-for-1 share split effective March 13, 2023. See Notes to Financial Statements for further details.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Statement of Operations

Year Ended August 31, 2023
($000)
Investment Income
Income
Dividends[1]	71,577
Interest[2]	129
Securities Lending—Net	581
Total Income	72,287
Expenses
The Vanguard Group—Note B
Investment Advisory Services	93
Management and Administrative—ETF Shares	1,792
Management and Administrative—Institutional Shares	1,296
Marketing and Distribution—ETF Shares	124
Marketing and Distribution—Institutional Shares	74
Custodian Fees	157
Auditing Fees	29
Shareholders’ Reports—ETF Shares	84
Shareholders’ Reports—Institutional Shares	36
Trustees’ Fees and Expenses	2
Other Expenses	17
Total Expenses	3,704
Net Investment Income	68,583
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(63,275)
Futures Contracts	(609)
Swap Contracts	—
Realized Net Gain (Loss)	(63,884)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	199,786
Futures Contracts	206
Swap Contracts	(1,402)
Change in Unrealized Appreciation (Depreciation)	198,590
Net Increase (Decrease) in Net Assets Resulting from Operations	203,289
1	Dividends are net of foreign withholding taxes of $63,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $117,000, $4,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $226,690,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2023 ($000)	2022 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	68,583	51,655
Realized Net Gain (Loss)	(63,884)	269,098
Change in Unrealized Appreciation (Depreciation)	198,590	(812,390)
Net Increase (Decrease) in Net Assets Resulting from Operations	203,289	(491,637)
Distributions
ETF Shares	(32,040)	(22,040)
Institutional Shares	(27,853)	(23,304)
Total Distributions	(59,893)	(45,344)
Capital Share Transactions
ETF Shares	164,113	476,073
Institutional Shares	(136,137)	426,601
Net Increase (Decrease) from Capital Share Transactions	27,976	902,674
Total Increase (Decrease)	171,372	365,693
Net Assets
Beginning of Period	4,023,295	3,657,602
End of Period	4,194,667	4,023,295
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period[1]	Year Ended August 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$89.49	$103.20	$67.80	$69.05	$82.34
Investment Operations
Net Investment Income[2]	1.495	1.273	1.143	.973	.971
Net Realized and Unrealized Gain (Loss) on Investments	3.266	(13.765)	35.170	(1.180)	(13.429)
Total from Investment Operations	4.761	(12.492)	36.313	(.207)	(12.458)
Distributions
Dividends from Net Investment Income	(1.311)	(1.218)	(.913)	(1.043)	(.832)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.311)	(1.218)	(.913)	(1.043)	(.832)
Net Asset Value, End of Period	$92.94	$89.49	$103.20	$67.80	$69.05
Total Return	5.44%	-12.26%	53.88%	-0.43%	-15.09%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,265	$2,027	$1,806	$987	$991
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[3]	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.67%	1.31%	1.25%	1.46%	1.36%
Portfolio Turnover Rate[4]	19%	12%	18%	15%	9%
1	Adjusted to reflect a 2-for-1 share split effective March 13, 2023. See Notes to Financial Statements for further details.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$360.00	$415.16	$272.71	$277.68	$331.26
Investment Operations
Net Investment Income[1]	6.087	5.226	4.566	3.951	3.941
Net Realized and Unrealized Gain (Loss) on Investments	13.135	(55.426)	141.589	(4.694)	(54.011)
Total from Investment Operations	19.222	(50.200)	146.155	(.743)	(50.070)
Distributions
Dividends from Net Investment Income	(5.312)	(4.960)	(3.705)	(4.227)	(3.510)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(5.312)	(4.960)	(3.705)	(4.227)	(3.510)
Net Asset Value, End of Period	$373.91	$360.00	$415.16	$272.71	$277.68
Total Return	5.46%	-12.21%	53.93%	-0.41%	-15.09%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,929	$1,996	$1,852	$1,377	$1,186
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%[2]	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.69%	1.34%	1.26%	1.47%	1.38%
Portfolio Turnover Rate[3]	19%	12%	18%	15%	9%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Notes to Financial Statements
Vanguard S&P Small-Cap 600 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. In November 2022, the board of trustees authorized a two-for-one share split of the fund’s ETF share class, which occurred after the close of trading on March 13, 2023. Each ETF shareholder who owns shares as of the close of trading on that date received one additional share for every share held. The share split had no effect on fund net assets, but decreased the net asset value per share. Additionally, the share split had no effect on total return.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

S&P Small-Cap 600 Index Fund
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2023, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

S&P Small-Cap 600 Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

S&P Small-Cap 600 Index Fund
For the year ended August 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2023, the fund had contributed to Vanguard capital in the amount of $142,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

S&P Small-Cap 600 Index Fund
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,183,023	—	—	4,183,023
Temporary Cash Investments	22,391	—	—	22,391
Total	4,205,414	—	—	4,205,414

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	35	—	—	35
Swap Contracts	—	1,402	—	1,402
Total	35	1,402	—	1,437
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	226,553
Total Distributable Earnings (Loss)	(226,553)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of

S&P Small-Cap 600 Index Fund
period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	38,781
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	108,106
Capital Loss Carryforwards	(465,754)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(318,867)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	59,893	45,344
Long-Term Capital Gains	—	—
Total	59,893	45,344
*	Includes short-term capital gains, if any.
As of August 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,097,308
Gross Unrealized Appreciation	747,670
Gross Unrealized Depreciation	(639,564)
Net Unrealized Appreciation (Depreciation)	108,106
E.  During the year ended August 31, 2023, the fund purchased $1,564,129,000 of investment securities and sold $1,524,357,000 of investment securities, other than temporary cash investments. Purchases and sales include $633,752,000 and $760,149,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2023, such purchases were $128,777,000 and sales were $78,817,000, resulting in net realized loss of $24,973,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

S&P Small-Cap 600 Index Fund
F.  Capital share transactions for each class of shares were:
	Year Ended August 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares[1]
Issued	944,464	10,550	1,313,147	13,800
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(780,351)	(8,825)	(837,074)	(8,650)
Net Increase (Decrease)—ETF Shares	164,113	1,725	476,073	5,150
Institutional Shares
Issued	264,724	739	614,744	1,573
Issued in Lieu of Cash Distributions	24,779	72	20,984	53
Redeemed	(425,640)	(1,196)	(209,127)	(541)
Net Increase (Decrease)—Institutional Shares	(136,137)	(385)	426,601	1,085
1	Shares adjusted to reflect a 2-for-1 share split effective March 13, 2023.
G.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to August 31, 2023, that would require recognition or disclosure in these financial statements.

S&P Small-Cap 600 Value Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2013, Through August 31, 2023
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended August 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
S&P Small-Cap 600 Value Index Fund ETF Shares Net Asset Value	5.29%	3.86%	8.83%	$23,317
S&P Small-Cap 600 Value Index Fund ETF Shares Market Price	5.25	3.86	8.83	23,311
S&P SmallCap 600 Value Index	5.45	3.94	8.96	23,596
Dow Jones U.S. Total Stock Market Float Adjusted Index	14.75	10.12	12.14	31,461

	One Year	Five Years	Since Inception (11/19/2014)	Final Value of a $5,000,000 Investment
S&P Small-Cap 600 Value Index Fund Institutional Shares	5.39%	3.96%	7.94%	$9,777,684
S&P SmallCap 600 Value Index	5.45	3.94	7.93	9,772,169
Dow Jones U.S. Total Stock Market Float Adjusted Index	14.75	10.12	10.87	12,376,822
“Since Inception” performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standard(s).
Institutional Shares were first issued on December 15, 2010, and the sole shareholder redeemed shortly thereafter. Institutional Shares were next issued on November 19, 2014. The total returns shown are based on the period beginning November 19, 2014.
See Financial Highlights for dividend and capital gains information.

S&P Small-Cap 600 Value Index Fund
Cumulative Returns of ETF Shares: August 31, 2013, Through August 31, 2023
	One Year	Five Years	Ten Years
S&P Small-Cap 600 Value Index Fund ETF Shares Market Price	5.25%	20.86%	133.11%
S&P Small-Cap 600 Value Index Fund ETF Shares Net Asset Value	5.29	20.85	133.17
S&P SmallCap 600 Value Index	5.45	21.34	135.96
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.

S&P Small-Cap 600 Value Index Fund
Fund Allocation
As of August 31, 2023
Communication Services	3.7%
Consumer Discretionary	19.9
Consumer Staples	3.5
Energy	4.3
Financials	19.2
Health Care	7.5
Industrials	16.3
Information Technology	8.2
Materials	4.2
Real Estate	11.7
Utilities	1.5
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

S&P Small-Cap 600 Value Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Communication Services (3.7%)
	Telephone & Data Systems Inc.	266,268	5,722
*	Cinemark Holdings Inc.	291,710	4,749
	John Wiley & Sons Inc. Class A	115,177	4,280
*	DISH Network Corp. Class A	680,165	4,081
*	Lumen Technologies Inc.	2,492,235	3,963
	Scholastic Corp.	78,479	3,410
	Cogent Communications Holdings Inc.	47,396	3,345
*	Yelp Inc. Class A	77,983	3,342
	Shenandoah Telecommunications Co.	135,052	3,071
*	Cargurus Inc. Class A	120,107	2,175
	Madison Square Garden Sports Corp.	11,513	2,049
*	Thryv Holdings Inc.	83,704	1,707
	Shutterstock Inc.	33,911	1,428
*	EW Scripps Co. Class A	158,201	1,209
[1]	Marcus Corp.	65,994	1,002
*	AMC Networks Inc. Class A	76,455	890
*	Consolidated Communications Holdings Inc.	200,051	790
*	Gogo Inc.	61,611	699
*	QuinStreet Inc.	65,854	652
			48,564
Consumer Discretionary (19.9%)
	Meritage Homes Corp.	98,994	13,764
	Advance Auto Parts Inc.	160,095	11,018
	Group 1 Automotive Inc.	38,088	10,071
	Signet Jewelers Ltd.	121,540	9,115
	American Eagle Outfitters Inc.	494,353	8,384
*	Tri Pointe Homes Inc.	269,550	8,383
	MDC Holdings Inc.	157,538	7,475
*	M/I Homes Inc.	74,968	7,360
		Shares	Market Value• ($000)
*	Asbury Automotive Group Inc.	31,902	7,337
*	Abercrombie & Fitch Co. Class A	134,815	7,246
*	LGI Homes Inc.	55,785	6,867
	Steven Madden Ltd.	192,487	6,641
	Kontoor Brands Inc.	134,454	6,157
	Academy Sports & Outdoors Inc.	110,104	6,008
	Century Communities Inc.	76,813	5,703
	Dana Inc.	346,130	5,576
*	Urban Outfitters Inc.	162,180	5,386
	Hanesbrands Inc.	942,044	4,946
	Cracker Barrel Old Country Store Inc.	59,703	4,921
	Patrick Industries Inc.	57,152	4,780
*	Sonos Inc.	345,906	4,767
*	ODP Corp.	91,567	4,516
	LCI Industries	34,100	4,272
	Upbound Group Inc.	135,758	4,157
	Cheesecake Factory Inc.	128,785	4,102
*	Victoria's Secret & Co.	211,299	4,053
*	Brinker International Inc.	119,493	3,911
	La-Z-Boy Inc.	116,414	3,591
*	Phinia Inc.	126,003	3,503
*	Frontdoor Inc.	105,840	3,474
*	Shake Shack Inc. Class A	47,292	3,310
	Installed Building Products Inc.	21,291	3,081
*	Sally Beauty Holdings Inc.	289,128	2,938
	Winnebago Industries Inc.	44,361	2,877
*	Boot Barn Holdings Inc.	31,255	2,868
*	iRobot Corp.	73,175	2,846
	Caleres Inc.	97,578	2,798
*	Sabre Corp.	553,719	2,769
	Bloomin' Brands Inc.	98,565	2,766
	Monro Inc.	84,381	2,763
*	Six Flags Entertainment Corp.	113,580	2,608
*	Vista Outdoor Inc.	84,384	2,468

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
*	American Axle & Manufacturing Holdings Inc.	314,515	2,375
	Sonic Automotive Inc. Class A	42,872	2,286
*	G-III Apparel Group Ltd.	110,611	2,196
*	Gentherm Inc.	34,837	2,098
	Strategic Education Inc.	25,945	2,011
*	MarineMax Inc.	58,929	1,961
	Guess? Inc.	80,355	1,933
	Standard Motor Products Inc.	50,861	1,883
*	Dave & Buster's Entertainment Inc.	47,543	1,867
*	BJ's Restaurants Inc.	63,496	1,867
*	America's Car-Mart Inc.	15,581	1,734
	Wolverine World Wide Inc.	213,794	1,727
*	Chico's FAS Inc.	333,033	1,708
*	National Vision Holdings Inc.	88,614	1,623
*	Sleep Number Corp.	59,862	1,531
	Designer Brands Inc. Class A	135,503	1,424
	Oxford Industries Inc.	11,942	1,206
	Movado Group Inc.	41,924	1,147
	Perdoceo Education Corp.	67,081	1,112
	Shoe Carnival Inc.	45,496	1,052
	Aaron's Co. Inc.	83,004	1,002
	Sturm Ruger & Co. Inc.	18,525	955
	Dine Brands Global Inc.	16,813	921
	Buckle Inc.	24,725	903
*	Leslie's Inc.	139,985	876
*	Chuy's Holdings Inc.	22,358	852
	Golden Entertainment Inc.	23,238	846
*	Mister Car Wash Inc.	105,468	764
	Hibbett Inc.	16,159	748
	Haverty Furniture Cos. Inc.	17,621	552
			264,736
Consumer Staples (3.5%)
	PriceSmart Inc.	67,680	5,379
*	TreeHouse Foods Inc.	72,463	3,371
*	United Natural Foods Inc.	159,677	3,214
	Nu Skin Enterprises Inc. Class A	134,102	3,204
	Universal Corp.	66,262	3,156
	Edgewell Personal Care Co.	71,815	2,769
	WD-40 Co.	12,765	2,743
*	Hain Celestial Group Inc.	240,374	2,546
	B&G Foods Inc.	194,065	2,482
	Andersons Inc.	47,503	2,440
*	Central Garden & Pet Co. Class A	57,456	2,344
	Vector Group Ltd.	199,560	2,137
	Fresh Del Monte Produce Inc.	82,830	2,116
		Shares	Market Value• ($000)
	SpartanNash Co.	94,783	2,063
*	USANA Health Sciences Inc.	30,176	1,940
	Calavo Growers Inc.	47,804	1,576
*	National Beverage Corp.	20,039	1,028
*	Chefs' Warehouse Inc.	35,924	1,025
	John B Sanfilippo & Son Inc.	9,368	940
*	Central Garden & Pet Co.	13,687	604
			47,077
Energy (4.3%)
	California Resources Corp.	134,926	7,534
*	Par Pacific Holdings Inc.	151,371	5,200
*	Green Plains Inc.	160,404	4,979
	Archrock Inc.	363,225	4,646
	Helmerich & Payne Inc.	116,122	4,644
*	Helix Energy Solutions Group Inc.	384,002	3,894
	World Kinect Corp.	167,029	3,658
*	Callon Petroleum Co.	69,201	2,715
*	ProPetro Holding Corp.	260,698	2,513
*	NexTier Oilfield Solutions Inc.	221,876	2,354
*	Talos Energy Inc.	134,028	2,308
*	Bristow Group Inc. Class A	63,462	1,758
*	Oceaneering International Inc.	75,809	1,728
	Core Laboratories Inc.	65,433	1,573
	Patterson-UTI Energy Inc.	109,091	1,542
*	Oil States International Inc.	172,619	1,353
*	Dril-Quip Inc.	43,214	1,192
	CVR Energy Inc.	35,212	1,151
*	US Silica Holdings Inc.	86,882	1,071
*	Nabors Industries Ltd.	7,829	866
			56,679
Financials (19.2%)
	Radian Group Inc.	421,008	11,401
[1]	Arbor Realty Trust Inc.	488,057	7,789
*	Genworth Financial Inc. Class A	1,287,252	7,453
	Walker & Dunlop Inc.	83,550	7,130
	WSFS Financial Corp.	165,611	6,509
	Simmons First National Corp. Class A	343,177	6,115
	Pacific Premier Bancorp Inc.	258,366	5,948
	BankUnited Inc.	200,556	5,265
	Bread Financial Holdings Inc.	135,137	5,079
	Ready Capital Corp.	435,129	4,752
	Navient Corp.	266,021	4,695
	Assured Guaranty Ltd.	78,341	4,610
	American Equity Investment Life Holding Co.	81,719	4,387
	Moelis & Co. Class A	91,542	4,340

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
*	PROG Holdings Inc.	126,070	4,324
*	Enova International Inc.	83,949	4,235
	Renasant Corp.	151,272	4,213
	Independent Bank Group Inc.	95,752	4,041
	Apollo Commercial Real Estate Finance Inc.	349,607	3,818
	Hilltop Holdings Inc.	124,110	3,772
	Atlantic Union Bankshares Corp.	123,443	3,665
	Two Harbors Investment Corp.	259,847	3,578
	Artisan Partners Asset Management Inc. Class A	92,018	3,535
	Stewart Information Services Corp.	73,239	3,392
	Provident Financial Services Inc.	202,953	3,345
	Horace Mann Educators Corp.	110,231	3,159
	PennyMac Mortgage Investment Trust	235,386	3,157
*	NMI Holdings Inc. Class A	109,718	3,140
	Franklin BSP Realty Trust Inc.	221,192	3,128
	First Hawaiian Inc.	165,365	3,127
	Hope Bancorp Inc.	322,471	3,118
	Independent Bank Corp.	57,181	3,089
	Fulton Financial Corp.	226,951	3,025
*	Encore Capital Group Inc.	63,132	2,958
	Community Bank System Inc.	62,105	2,953
	United Community Banks Inc.	108,358	2,926
	Bank of Hawaii Corp.	52,330	2,812
*	Axos Financial Inc.	65,074	2,804
	Ameris Bancorp	68,526	2,792
	Jackson Financial Inc. Class A	73,726	2,772
	ProAssurance Corp.	145,586	2,574
*	SiriusPoint Ltd.	231,091	2,556
	PacWest Bancorp	317,279	2,522
	Redwood Trust Inc.	307,205	2,461
	Seacoast Banking Corp. of Florida	103,999	2,455
	EVERTEC Inc.	61,396	2,429
	First Financial Bancorp	115,496	2,400
	New York Mortgage Trust Inc.	246,018	2,342
[1]	Ellington Financial Inc.	172,192	2,302
	Washington Federal Inc.	83,411	2,267
	Brookline Bancorp Inc.	236,580	2,264
*	PRA Group Inc.	105,764	2,060
	Mercury General Corp.	71,706	2,052
	Eagle Bancorp Inc.	82,586	1,987
	KKR Real Estate Finance Trust Inc.	156,617	1,959
		Shares	Market Value• ($000)
*	Payoneer Global Inc.	315,525	1,953
	Capitol Federal Financial Inc.	341,700	1,937
*	Goosehead Insurance Inc. Class A	27,191	1,900
	Virtus Investment Partners Inc.	9,055	1,875
*	Green Dot Corp. Class A	125,075	1,856
	Banc of California Inc.	144,390	1,809
	Northwest Bancshares Inc.	164,408	1,809
*	Donnelley Financial Solutions Inc.	33,976	1,674
	First Commonwealth Financial Corp.	124,846	1,632
*	Ambac Financial Group Inc.	122,238	1,574
	James River Group Holdings Ltd.	101,672	1,480
*	Triumph Financial Inc.	23,033	1,479
	FB Financial Corp.	47,163	1,433
	Veritex Holdings Inc.	74,396	1,399
	Employers Holdings Inc.	35,372	1,388
*	Customers Bancorp Inc.	39,444	1,386
	First Bancorp	44,017	1,305
	Central Pacific Financial Corp.	72,523	1,231
*	World Acceptance Corp.	8,985	1,211
	AMERISAFE Inc.	23,136	1,198
*	EZCORP Inc. Class A	140,802	1,184
	Safety Insurance Group Inc.	17,170	1,183
	Trustmark Corp.	50,821	1,171
	United Fire Group Inc.	58,295	1,153
[1]	B. Riley Financial Inc.	21,562	1,104
	National Bank Holdings Corp. Class A	34,408	1,085
	Berkshire Hills Bancorp Inc.	49,914	1,043
	Pathward Financial Inc.	20,214	996
	Southside Bancshares Inc.	33,082	996
	WisdomTree Inc.	133,909	978
[1]	HCI Group Inc.	18,239	972
	Universal Insurance Holdings Inc.	73,559	931
	S&T Bancorp Inc.	32,399	918
	Brightsphere Investment Group Inc.	41,630	862
	Invesco Mortgage Capital Inc.	61,391	691
	Tompkins Financial Corp.	12,264	637
	Northfield Bancorp Inc.	50,784	535
	TrustCo Bank Corp.	17,444	497
			255,446
Health Care (7.5%)
	Select Medical Holdings Corp.	280,822	8,203
*	Integer Holdings Corp.	89,648	7,648
*	Fortrea Holdings Inc.	238,665	6,575

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
*	NeoGenomics Inc.	343,845	5,168
*	RadNet Inc.	154,554	5,164
	CONMED Corp.	42,037	4,685
*	Apollo Medical Holdings Inc.	108,626	4,112
*	Myriad Genetics Inc.	219,943	3,926
*	Owens & Minor Inc.	204,835	3,462
*	Glaukos Corp.	42,762	3,213
*	Pediatrix Medical Group Inc.	221,914	3,136
*	Schrodinger Inc.	80,775	2,980
*	Avanos Medical Inc.	125,408	2,639
*	Prestige Consumer Healthcare Inc.	40,041	2,336
*	Varex Imaging Corp.	108,565	2,135
*	Orthofix Medical Inc.	93,645	1,981
*	Certara Inc.	119,546	1,932
*	Tandem Diabetes Care Inc.	69,669	1,906
*	Artivion Inc.	110,266	1,866
*	CorVel Corp.	8,578	1,857
*	Vericel Corp.	55,228	1,813
*	STAAR Surgical Co.	41,740	1,810
*	Enhabit Inc.	135,142	1,731
	US Physical Therapy Inc.	15,512	1,564
	Embecta Corp.	82,055	1,504
*	Ligand Pharmaceuticals Inc.	20,372	1,340
*	OraSure Technologies Inc.	196,601	1,270
*	Ironwood Pharmaceuticals Inc. Class A	135,015	1,188
*	ANI Pharmaceuticals Inc.	17,945	1,155
*	Community Health Systems Inc.	341,391	1,154
*	ModivCare Inc.	34,440	1,105
*	Fulgent Genetics Inc.	29,385	963
	LeMaitre Vascular Inc.	16,228	938
*	Cytek Biosciences Inc.	120,286	914
*	AngioDynamics Inc.	105,347	846
*	Vanda Pharmaceuticals Inc.	154,202	800
	Phibro Animal Health Corp. Class A	54,761	764
	Mesa Laboratories Inc.	5,149	738
	Simulations Plus Inc.	14,057	625
*	Avid Bioservices Inc.	51,927	613
	HealthStream Inc.	23,535	495
*	Enanta Pharmaceuticals Inc.	32,567	484
*	Agiliti Inc.	49,553	478
*	Coherus Biosciences Inc.	87,965	469
*	Anika Therapeutics Inc.	19,108	341
*	Computer Programs & Systems Inc.	17,993	293
			100,319
		Shares	Market Value• ($000)
Industrials (16.2%)
	John Bean Technologies Corp.	85,715	9,421
	ABM Industries Inc.	178,081	8,088
*	GMS Inc.	111,260	7,715
	ArcBest Corp.	64,529	6,814
*	Resideo Technologies Inc.	396,344	6,682
*	Gibraltar Industries Inc.	81,947	6,148
	Veritiv Corp.	36,499	6,144
	Kennametal Inc.	216,354	5,727
*	RXO Inc.	315,028	5,696
*	AAR Corp.	88,851	5,473
*	SkyWest Inc.	119,768	5,402
	Barnes Group Inc.	136,414	5,361
	Granite Construction Inc.	118,306	4,885
*	OPENLANE Inc.	294,390	4,595
*	Masterbrand Inc.	346,554	4,439
	Tennant Co.	49,933	4,116
	HNI Corp.	125,186	4,101
	MillerKnoll Inc.	204,018	3,897
*	Hub Group Inc. Class A	48,637	3,796
	Korn Ferry	73,512	3,748
	Allegiant Travel Co.	42,113	3,741
*	SPX Technologies Inc.	46,491	3,674
	Greenbrier Cos. Inc.	85,830	3,653
	Moog Inc. Class A	30,107	3,497
	Arcosa Inc.	44,450	3,477
*	American Woodmark Corp.	44,733	3,474
	Matthews International Corp. Class A	82,181	3,466
	Astec Industries Inc.	61,322	3,362
	AZZ Inc.	67,003	3,290
*	CoreCivic Inc.	305,529	3,288
*	NOW Inc.	287,632	3,213
*	MYR Group Inc.	22,463	3,191
*	CIRCOR International Inc.	54,824	3,053
	UniFirst Corp.	16,644	2,932
*	Mercury Systems Inc.	65,698	2,579
*	Dycom Industries Inc.	25,258	2,524
*	GEO Group Inc.	339,911	2,461
	ESCO Technologies Inc.	22,226	2,378
	Deluxe Corp.	117,062	2,367
	Healthcare Services Group Inc.	199,458	2,304
	Trinity Industries Inc.	89,702	2,249
*	3D Systems Corp.	352,624	2,225
	Brady Corp. Class A	43,526	2,195
*	Proto Labs Inc.	70,432	2,078
	Powell Industries Inc.	24,662	2,071
	Kaman Corp.	76,050	1,706
*	Triumph Group Inc.	175,685	1,653
	Kelly Services Inc. Class A	88,304	1,633
	Interface Inc. Class A	155,965	1,611
*	Enviri Corp.	215,456	1,605
*	Viad Corp.	55,945	1,588
	Standex International Corp.	10,304	1,583

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
	Pitney Bowes Inc.	438,543	1,443
	Heidrick & Struggles International Inc.	53,834	1,426
*	DXP Enterprises Inc.	39,133	1,392
	Enerpac Tool Group Corp. Class A	52,163	1,367
	Resources Connection Inc.	85,782	1,330
	Apogee Enterprises Inc.	25,951	1,310
	Alamo Group Inc.	7,474	1,283
*	TrueBlue Inc.	83,306	1,260
	Wabash National Corp.	53,527	1,207
*	Hawaiian Holdings Inc.	138,711	1,190
	Quanex Building Products Corp.	38,331	1,034
	National Presto Industries Inc.	13,673	1,023
	Insteel Industries Inc.	28,150	978
*	Forrester Research Inc.	30,384	931
	TTEC Holdings Inc.	25,338	754
*	SunPower Corp.	100,957	723
	Heartland Express Inc.	43,679	659
*	Liquidity Services Inc.	28,292	516
			216,195
Information Technology (8.2%)
*	Insight Enterprises Inc.	77,942	12,478
*	Itron Inc.	122,378	8,372
*	FormFactor Inc.	207,820	7,340
*	Rogers Corp.	50,140	7,246
*	Viasat Inc.	205,788	5,709
*	Sanmina Corp.	84,962	4,732
*	Semtech Corp.	172,491	4,511
*	TTM Technologies Inc.	276,687	4,123
*	Knowles Corp.	246,441	3,950
*	SMART Global Holdings Inc.	131,977	3,409
*	Viavi Solutions Inc.	287,023	2,999
	Adeia Inc.	285,885	2,876
*	Ichor Holdings Ltd.	78,164	2,863
*	Cerence Inc.	108,346	2,828
*	OSI Systems Inc.	20,493	2,794
*	SiTime Corp.	20,365	2,702
*	Perficient Inc.	40,296	2,570
*	LiveRamp Holdings Inc.	78,516	2,539
*	ePlus Inc.	37,702	2,503
	Benchmark Electronics Inc.	95,766	2,465
*	ScanSource Inc.	67,165	2,202
*	Ultra Clean Holdings Inc.	54,278	1,908
*	Cohu Inc.	43,628	1,631
	PC Connection Inc.	30,336	1,611
	Methode Electronics Inc.	46,382	1,496
*	Xperi Inc.	114,763	1,354
*	Arlo Technologies Inc.	123,287	1,205
	Ebix Inc.	63,623	1,063
*	NETGEAR Inc.	78,011	1,028
*	Avid Technology Inc.	36,703	979
*	Digital Turbine Inc.	87,065	776
		Shares	Market Value• ($000)
*	N-able Inc.	57,776	772
*	Corsair Gaming Inc.	48,165	757
*	OneSpan Inc.	48,571	595
*	CEVA Inc.	24,633	572
*	8x8 Inc.	163,472	531
	ADTRAN Holdings Inc.	59,846	512
*	Consensus Cloud Solutions Inc.	15,101	482
			108,483
Materials (4.2%)
	Carpenter Technology Corp.	130,775	8,190
*	ATI Inc.	131,619	5,966
	Minerals Technologies Inc.	87,702	5,359
*	O-I Glass Inc.	226,098	4,490
	HB Fuller Co.	52,091	3,778
	Compass Minerals International Inc.	91,790	2,768
	Materion Corp.	23,824	2,592
	AdvanSix Inc.	74,112	2,452
	Warrior Met Coal Inc.	61,690	2,440
	Mativ Holdings Inc.	147,785	2,424
	Koppers Holdings Inc.	56,111	2,149
	SunCoke Energy Inc.	225,558	2,098
*	Clearwater Paper Corp.	45,746	1,752
	Stepan Co.	20,045	1,749
	Sylvamo Corp.	36,821	1,538
	Olympic Steel Inc.	25,715	1,376
*	TimkenSteel Corp.	59,791	1,310
*	Century Aluminum Co.	138,874	1,033
	Trinseo plc	94,401	994
	Mercer International Inc.	62,289	566
	Haynes International Inc.	11,326	553
	FutureFuel Corp.	29,941	212
			55,789
Real Estate (11.7%)
	Essential Properties Realty Trust Inc.	400,920	9,630
	LXP Industrial Trust	787,997	7,738
[1]	SL Green Realty Corp.	173,415	6,808
	Macerich Co.	579,384	6,773
	SITE Centers Corp.	490,470	6,548
	Douglas Emmett Inc.	457,502	6,254
	Phillips Edison & Co. Inc.	180,162	6,100
	Sunstone Hotel Investors Inc.	558,264	5,013
	Pebblebrook Hotel Trust	331,886	4,802
	Retail Opportunity Investments Corp.	339,800	4,574
	DiamondRock Hospitality Co.	565,683	4,559
	Outfront Media Inc.	395,866	4,493
	JBG SMITH Properties	261,470	4,100
*	Cushman & Wakefield plc	440,869	4,052
	Acadia Realty Trust	256,851	3,825

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
	Service Properties Trust	444,791	3,674
	Elme Communities	236,654	3,640
	Alexander & Baldwin Inc.	195,904	3,528
	Xenia Hotels & Resorts Inc.	294,354	3,473
	Easterly Government Properties Inc. Class A	252,038	3,370
	Kennedy-Wilson Holdings Inc.	204,608	3,268
	Global Net Lease Inc.	279,169	3,169
	American Assets Trust Inc.	140,377	3,005
	Tanger Factory Outlet Centers Inc.	127,272	2,959
[1]	eXp World Holdings Inc.	144,526	2,778
	RPT Realty	233,131	2,644
	Centerspace	40,217	2,604
	Urban Edge Properties	155,318	2,541
	Hudson Pacific Properties Inc.	344,622	2,347
	Brandywine Realty Trust	463,543	2,318
	Safehold Inc.	108,289	2,304
	CareTrust REIT Inc.	101,948	2,054
*	Anywhere Real Estate Inc.	297,687	1,953
	Four Corners Property Trust Inc.	77,476	1,949
	Uniti Group Inc.	353,531	1,898
*	Veris Residential Inc.	94,594	1,760
	Summit Hotel Properties Inc.	290,071	1,685
	Getty Realty Corp.	43,496	1,306
	Chatham Lodging Trust	131,221	1,283
	LTC Properties Inc.	38,890	1,278
	Whitestone REIT	124,777	1,248
	NexPoint Residential Trust Inc.	28,851	1,083
	Office Properties Income Trust	130,344	965
	Orion Office REIT Inc.	152,071	887
	Community Healthcare Trust Inc.	26,279	872
	RE/MAX Holdings Inc. Class A	48,620	788
	Armada Hoffler Properties Inc.	63,696	725
	Shares	Market Value• ($000)
Saul Centers Inc.	14,981	563
Universal Health Realty Income Trust	11,982	559
		155,747
Utilities (1.5%)
Avista Corp.	204,139	6,796
Otter Tail Corp.	43,887	3,615
California Water Service Group	57,178	2,873
American States Water Co.	30,805	2,594
Chesapeake Utilities Corp.	15,840	1,744
Northwest Natural Holding Co.	34,770	1,366
Middlesex Water Co.	17,084	1,286
		20,274
Total Common Stocks (Cost $1,352,979)		1,329,309
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[2,3] Vanguard Market Liquidity Fund, 5.384% (Cost $10,245)	102,464	10,246
Total Investments (100.6%) (Cost $1,363,224)		1,339,555
Other Assets and Liabilities—Net (-0.6%)		(8,593)
Net Assets (100%)		1,330,962
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,545,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $10,027,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

S&P Small-Cap 600 Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2023	17	1,616	3

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Statement of Assets and Liabilities
As of August 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,352,979)	1,329,309
Affiliated Issuers (Cost $10,245)	10,246
Total Investments in Securities	1,339,555
Investment in Vanguard	46
Cash Collateral Pledged—Futures Contracts	110
Receivables for Investment Securities Sold	8,484
Receivables for Accrued Income	1,808
Receivables for Capital Shares Issued	6
Total Assets	1,350,009
Liabilities
Due to Custodian	1,887
Payables for Investment Securities Purchased	7,044
Collateral for Securities on Loan	10,027
Payables to Vanguard	85
Variation Margin Payable—Futures Contracts	4
Total Liabilities	19,047
Net Assets	1,330,962
1 Includes $9,545,000 of securities on loan.

S&P Small-Cap 600 Value Index Fund
Statement of Assets and Liabilities (continued)
At August 31, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	1,639,614
Total Distributable Earnings (Loss)	(308,652)
Net Assets	1,330,962

ETF Shares—Net Assets[2]
Applicable to 15,450,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,278,192
Net Asset Value Per Share—ETF Shares	$82.73

Institutional Shares—Net Assets
Applicable to 152,368 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	52,770
Net Asset Value Per Share—Institutional Shares	$346.33
2	Shares outstanding and Net Asset Value Per Share adjusted to reflect a 2-for-1 share split effective March 13, 2023. See Notes to Financial Statements for further details.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Statement of Operations

Year Ended August 31, 2023
($000)
Investment Income
Income
Dividends[1]	26,376
Interest[2]	45
Securities Lending—Net	289
Total Income	26,710
Expenses
The Vanguard Group—Note B
Investment Advisory Services	31
Management and Administrative—ETF Shares	1,619
Management and Administrative—Institutional Shares	35
Marketing and Distribution—ETF Shares	72
Marketing and Distribution—Institutional Shares	2
Custodian Fees	55
Auditing Fees	29
Shareholders’ Reports—ETF Shares	67
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Other Expenses	17
Total Expenses	1,928
Net Investment Income	24,782
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(57,609)
Futures Contracts	(442)
Realized Net Gain (Loss)	(58,051)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	79,716
Futures Contracts	98
Change in Unrealized Appreciation (Depreciation)	79,814
Net Increase (Decrease) in Net Assets Resulting from Operations	46,545
1	Dividends are net of foreign withholding taxes of $2,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $41,000, $2,000, less than $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $93,518,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2023 ($000)	2022 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	24,782	21,479
Realized Net Gain (Loss)	(58,051)	135,539
Change in Unrealized Appreciation (Depreciation)	79,814	(276,947)
Net Increase (Decrease) in Net Assets Resulting from Operations	46,545	(119,929)
Distributions
ETF Shares	(23,212)	(20,966)
Institutional Shares	(1,044)	(1,129)
Total Distributions	(24,256)	(22,095)
Capital Share Transactions
ETF Shares	7,972	56,993
Institutional Shares	(1,724)	(8,610)
Net Increase (Decrease) from Capital Share Transactions	6,248	48,383
Total Increase (Decrease)	28,537	(93,641)
Net Assets
Beginning of Period	1,302,425	1,396,066
End of Period	1,330,962	1,302,425
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period[1]	Year Ended August 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$80.11	$88.82	$56.26	$61.62	$74.53
Investment Operations
Net Investment Income[2]	1.529	1.372	1.296	1.091	1.071
Net Realized and Unrealized Gain (Loss) on Investments	2.600	(8.648)	32.307	(5.393)	(12.906)
Total from Investment Operations	4.129	(7.276)	33.603	(4.302)	(11.835)
Distributions
Dividends from Net Investment Income	(1.509)	(1.434)	(1.043)	(1.058)	(1.075)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.509)	(1.434)	(1.043)	(1.058)	(1.075)
Net Asset Value, End of Period	$82.73	$80.11	$88.82	$56.26	$61.62
Total Return	5.29%	-8.28%	60.19%	-7.08%	-15.93%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,278	$1,250	$1,328	$501	$373
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.89%	1.59%	1.61%	1.90%	1.66%
Portfolio Turnover Rate[3]	45%	36%	30%	46%	39%
1	Adjusted to reflect a 2-for-1 share split effective March 13, 2023. See Notes to Financial Statements for further details.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$335.40	$371.84	$235.47	$257.69	$311.75
Investment Operations
Net Investment Income[1]	6.654	5.824	5.457	4.805	4.609
Net Realized and Unrealized Gain (Loss) on Investments	10.833	(36.009)	135.457	(22.489)	(53.914)
Total from Investment Operations	17.487	(30.185)	140.914	(17.684)	(49.305)
Distributions
Dividends from Net Investment Income	(6.557)	(6.255)	(4.544)	(4.536)	(4.755)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(6.557)	(6.255)	(4.544)	(4.536)	(4.755)
Net Asset Value, End of Period	$346.33	$335.40	$371.84	$235.47	$257.69
Total Return	5.39%	-8.20%	60.32%	-6.94%	-15.87%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$53	$53	$68	$42	$35
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.96%	1.61%	1.67%	2.00%	1.73%
Portfolio Turnover Rate[2]	45%	36%	30%	46%	39%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Notes to Financial Statements
Vanguard S&P Small-Cap 600 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. In November 2022, the board of trustees authorized a two-for-one share split of the fund’s ETF share class, which occurred after the close of trading on March 13, 2023. Each ETF shareholder who owns shares as of the close of trading on that date received one additional share for every share held. The share split had no effect on fund net assets, but decreased the net asset value per share. Additionally, the share split had no effect on total return.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

S&P Small-Cap 600 Value Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow

S&P Small-Cap 600 Value Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2023, the fund had contributed to Vanguard capital in the amount of $46,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2023, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.

S&P Small-Cap 600 Value Index Fund
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	93,317
Total Distributable Earnings (Loss)	(93,317)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	5,834
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(25,575)
Capital Loss Carryforwards	(288,911)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(308,652)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	24,256	22,095
Long-Term Capital Gains	—	—
Total	24,256	22,095
*	Includes short-term capital gains, if any.

S&P Small-Cap 600 Value Index Fund
As of August 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,365,130
Gross Unrealized Appreciation	161,440
Gross Unrealized Depreciation	(187,015)
Net Unrealized Appreciation (Depreciation)	(25,575)
E.  During the year ended August 31, 2023, the fund purchased $1,102,616,000 of investment securities and sold $1,092,988,000 of investment securities, other than temporary cash investments. Purchases and sales include $475,302,000 and $507,598,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2023, such purchases were $233,266,000 and sales were $183,377,000, resulting in net realized loss of $24,196,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Year Ended August 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares[1]
Issued	518,976	6,325	649,403	7,450
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(511,004)	(6,475)	(592,410)	(6,800)
Net Increase (Decrease)—ETF Shares	7,972	(150)	56,993	650
Institutional Shares
Issued	7,943	23	30,070	83
Issued in Lieu of Cash Distributions	889	3	979	3
Redeemed	(10,556)	(31)	(39,659)	(113)
Net Increase (Decrease)—Institutional Shares	(1,724)	(5)	(8,610)	(27)
1	Shares adjusted to reflect a 2-for-1 share split effective March 13, 2023.
G.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.

S&P Small-Cap 600 Value Index Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to August 31, 2023, that would require recognition or disclosure in these financial statements.

S&P Small-Cap 600 Growth Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2013, Through August 31, 2023
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended August 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
S&P Small-Cap 600 Growth Index Fund ETF Shares Net Asset Value	5.28%	3.28%	9.64%	$25,109
S&P Small-Cap 600 Growth Index Fund ETF Shares Market Price	5.25	3.28	9.64	25,102
S&P SmallCap 600 Growth Index	5.43	3.42	9.82	25,515
Dow Jones U.S. Total Stock Market Float Adjusted Index	14.75	10.12	12.14	31,461
See Financial Highlights for dividend and capital gains information.

S&P Small-Cap 600 Growth Index Fund
Cumulative Returns of ETF Shares: August 31, 2013, Through August 31, 2023
	One Year	Five Years	Ten Years
S&P Small-Cap 600 Growth Index Fund ETF Shares Market Price	5.25%	17.52%	151.02%
S&P Small-Cap 600 Growth Index Fund ETF Shares Net Asset Value	5.28	17.52	151.09
S&P SmallCap 600 Growth Index	5.43	18.31	155.15
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.

S&P Small-Cap 600 Growth Index Fund
Fund Allocation
As of August 31, 2023
Communication Services	2.0%
Consumer Discretionary	8.1
Consumer Staples	6.4
Energy	6.4
Financials	15.3
Health Care	12.7
Industrials	18.1
Information Technology	18.8
Materials	6.3
Real Estate	3.6
Utilities	2.3
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

S&P Small-Cap 600 Growth Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Communication Services (2.0%)
	Madison Square Garden Sports Corp.	15,782	2,809
	Cogent Communications Holdings Inc.	29,543	2,085
*	Yelp Inc. Class A	46,462	1,991
*	Cars.com Inc.	72,394	1,353
*	Cargurus Inc. Class A	52,093	944
*	TechTarget Inc.	30,134	866
	Shutterstock Inc.	13,536	570
*	Gogo Inc.	49,754	565
	ATN International Inc.	12,489	448
*	QuinStreet Inc.	30,882	306
			11,937
Consumer Discretionary (8.1%)
*	Dorman Products Inc.	33,013	2,724
*	Cavco Industries Inc.	9,417	2,632
*	Asbury Automotive Group Inc.	11,290	2,597
	Installed Building Products Inc.	17,904	2,591
	Academy Sports & Outdoors Inc.	42,217	2,304
*	Adtalem Global Education Inc.	50,778	2,227
*	Stride Inc.	47,592	2,022
*	Boot Barn Holdings Inc.	21,174	1,943
	Jack in the Box Inc.	23,979	1,927
*	XPEL Inc.	22,834	1,902
	LCI Industries	14,717	1,844
	Bloomin' Brands Inc.	58,887	1,652
*	Frontdoor Inc.	49,600	1,628
*	Shake Shack Inc. Class A	23,158	1,621
*	Green Brick Partners Inc.	31,335	1,550
*	Gentherm Inc.	23,503	1,415
	Oxford Industries Inc.	12,068	1,219
	Strategic Education Inc.	14,886	1,154
	Winnebago Industries Inc.	16,405	1,064
	Monarch Casino & Resort Inc.	15,551	1,048
		Shares	Market Value• ($000)
*	Dave & Buster's Entertainment Inc.	26,169	1,028
*	National Vision Holdings Inc.	52,859	968
*	Vista Outdoor Inc.	29,994	877
	Buckle Inc.	23,973	876
*	Six Flags Entertainment Corp.	37,208	854
	Ethan Allen Interiors Inc.	26,655	836
	Perdoceo Education Corp.	49,615	822
*	Sabre Corp.	147,275	736
*	Leslie's Inc.	112,974	707
	Sturm Ruger & Co. Inc.	12,611	650
	Dine Brands Global Inc.	10,973	601
	Golden Entertainment Inc.	15,806	576
*	Chuy's Holdings Inc.	11,426	435
	Hibbett Inc.	7,890	365
*	Mister Car Wash Inc.	47,747	346
	Haverty Furniture Cos. Inc.	7,939	249
			47,990
Consumer Staples (6.3%)
*	elf Beauty Inc.	59,000	8,184
*	Hostess Brands Inc. Class A	154,875	4,411
*	Simply Good Foods Co.	98,562	3,556
	Inter Parfums Inc.	20,893	2,920
	J & J Snack Foods Corp.	17,506	2,838
	WD-40 Co.	10,275	2,208
	MGP Ingredients Inc.	17,942	2,151
	Cal-Maine Foods Inc.	44,242	2,114
*	TreeHouse Foods Inc.	27,800	1,293
	Edgewell Personal Care Co.	28,666	1,105
	Medifast Inc.	12,694	1,071
*	National Beverage Corp.	18,524	951
*	Central Garden & Pet Co. Class A	22,997	938
	Andersons Inc.	16,164	830
	Vector Group Ltd.	68,087	729
*	Chefs' Warehouse Inc.	25,475	727
	Tootsie Roll Industries Inc.	20,986	675
	John B Sanfilippo & Son Inc.	6,376	640
*	Central Garden & Pet Co.	5,418	239
			37,580

S&P Small-Cap 600 Growth Index Fund
		Shares	Market Value• ($000)
Energy (6.4%)
	SM Energy Co.	140,429	5,942
	Civitas Resources Inc.	57,177	4,701
	Northern Oil & Gas Inc.	94,381	3,948
	CONSOL Energy Inc.	37,161	3,197
	Helmerich & Payne Inc.	69,314	2,772
	Patterson-UTI Energy Inc.	194,888	2,756
*	Oceaneering International Inc.	84,426	1,924
	California Resources Corp.	23,788	1,328
	Comstock Resources Inc.	106,892	1,311
*	Vital Energy Inc.	21,621	1,304
*	Callon Petroleum Co.	29,980	1,176
*	Talos Energy Inc.	67,764	1,167
	Dorian LPG Ltd.	37,188	959
*	NexTier Oilfield Solutions Inc.	78,691	835
*	Nabors Industries Ltd.	7,197	797
	RPC Inc.	96,869	774
*	REX American Resources Corp.	17,860	705
*	US Silica Holdings Inc.	52,127	643
	Core Laboratories Inc.	26,141	628
	CVR Energy Inc.	18,719	612
*	Dril-Quip Inc.	21,140	583
			38,062
Financials (15.3%)
*	Mr Cooper Group Inc.	79,308	4,494
	ServisFirst Bancshares Inc.	56,924	3,190
	First Bancorp	209,564	2,905
	CVB Financial Corp.	152,584	2,664
	Piper Sandler Cos.	17,192	2,561
	United Community Banks Inc.	87,201	2,354
*	Bancorp Inc.	63,703	2,339
	Assured Guaranty Ltd.	35,208	2,072
	American Equity Investment Life Holding Co.	38,212	2,051
	EVERTEC Inc.	49,235	1,948
	BancFirst Corp.	20,298	1,940
*	StoneX Group Inc.	20,532	1,928
	NBT Bancorp Inc.	55,089	1,896
	Ameris Bancorp	46,293	1,886
	Moelis & Co. Class A	37,941	1,799
	Banner Corp.	39,947	1,740
	Park National Corp.	16,755	1,705
	Community Bank System Inc.	35,700	1,698
	OFG Bancorp	55,283	1,667
	City Holding Co.	17,525	1,601
	Lakeland Financial Corp.	29,584	1,542
	Artisan Partners Asset Management Inc. Class A	39,939	1,534
*	Palomar Holdings Inc.	29,015	1,480
	First Hawaiian Inc.	77,347	1,463
	Independent Bank Corp.	26,752	1,445
		Shares	Market Value• ($000)
*	Axos Financial Inc.	33,139	1,428
*	NMI Holdings Inc. Class A	49,592	1,419
	Westamerica Bancorp	30,983	1,364
	First Financial Bancorp	61,077	1,269
	Bank of Hawaii Corp.	23,498	1,263
	Fulton Financial Corp.	94,636	1,261
	Jackson Financial Inc. Class A	33,353	1,254
	Seacoast Banking Corp. of Florida	52,786	1,246
*	Trupanion Inc.	41,382	1,230
	Trustmark Corp.	48,948	1,128
	Stellar Bancorp Inc.	52,821	1,123
	ARMOUR Residential REIT Inc.	227,648	1,118
	Pathward Financial Inc.	22,612	1,114
	Washington Federal Inc.	40,686	1,106
*	Goosehead Insurance Inc. Class A	15,661	1,094
	Atlantic Union Bankshares Corp.	34,138	1,014
*	Triumph Financial Inc.	15,641	1,005
	Preferred Bank	15,419	958
*	Avantax Inc.	44,998	941
	National Bank Holdings Corp. Class A	29,053	916
	S&T Bancorp Inc.	31,384	889
	First Commonwealth Financial Corp.	66,050	863
	First Bancorp (XNGS)	28,695	850
	Northwest Bancshares Inc.	77,128	848
	Virtus Investment Partners Inc.	4,067	842
	Dime Community Bancshares Inc.	37,802	806
*	Donnelley Financial Solutions Inc.	14,771	728
	Heritage Financial Corp.	40,921	705
	Safety Insurance Group Inc.	9,888	681
	AMERISAFE Inc.	12,291	637
*	Payoneer Global Inc.	102,305	633
	Employers Holdings Inc.	15,996	628
	Berkshire Hills Bancorp Inc.	29,977	626
	FB Financial Corp.	20,473	622
	Hanmi Financial Corp.	35,654	618
*	Customers Bancorp Inc.	17,141	602
	Southside Bancshares Inc.	19,892	599
	Veritex Holdings Inc.	31,023	584
	WisdomTree Inc.	73,942	540
	Tompkins Financial Corp.	9,433	490
[1]	B. Riley Financial Inc.	9,008	461
	TrustCo Bank Corp.	14,652	417
	Brightsphere Investment Group Inc.	19,636	407

S&P Small-Cap 600 Growth Index Fund
		Shares	Market Value• ($000)
	Northfield Bancorp Inc.	25,812	272
	Invesco Mortgage Capital Inc.	21,871	246
			90,747
Health Care (12.7%)
	Ensign Group Inc.	65,247	6,539
*	Merit Medical Systems Inc.	67,000	4,374
*	AMN Healthcare Services Inc.	46,197	4,083
*	Cytokinetics Inc.	111,405	3,893
*	Corcept Therapeutics Inc.	105,355	3,448
*	Privia Health Group Inc.	109,132	2,865
*	Glaukos Corp.	37,628	2,827
*	Prestige Consumer Healthcare Inc.	40,555	2,366
*	Amphastar Pharmaceuticals Inc.	43,875	2,339
*	Supernus Pharmaceuticals Inc.	63,408	2,019
*	Dynavax Technologies Corp.	139,104	1,998
	CONMED Corp.	17,442	1,944
*	Pacira BioSciences Inc.	53,542	1,890
*	Veradigm Inc.	127,094	1,701
*	STAAR Surgical Co.	38,267	1,659
*	Addus HomeCare Corp.	18,860	1,654
*	Catalyst Pharmaceuticals Inc.	113,432	1,593
*	Xencor Inc.	70,223	1,544
*	CorVel Corp.	6,899	1,493
*	UFP Technologies Inc.	8,073	1,419
*	Harmony Biosciences Holdings Inc.	34,983	1,268
*	Arcus Biosciences Inc.	61,419	1,259
*	Tandem Diabetes Care Inc.	45,226	1,237
*	Certara Inc.	71,372	1,153
*	NextGen Healthcare Inc.	62,440	1,137
*	Vir Biotechnology Inc.	89,116	1,128
*	AdaptHealth Corp. Class A	89,211	1,064
	US Physical Therapy Inc.	10,486	1,057
*	Vericel Corp.	31,628	1,038
*	Cross Country Healthcare Inc.	39,845	1,026
*	Schrodinger Inc.	27,495	1,014
*	Collegium Pharmaceutical Inc.	40,379	946
	LeMaitre Vascular Inc.	15,704	908
*	Innoviva Inc.	68,810	877
*	Ironwood Pharmaceuticals Inc. Class A	99,341	874
*	REGENXBIO Inc.	44,137	781
*	Ligand Pharmaceuticals Inc.	10,337	680
*	Avid Bioservices Inc.	50,378	594
	Embecta Corp.	31,430	576
	Simulations Plus Inc.	12,358	550
*	ANI Pharmaceuticals Inc.	8,451	544
		Shares	Market Value• ($000)
*	BioLife Solutions Inc.	40,576	536
	Mesa Laboratories Inc.	3,632	521
*	uniQure NV	48,870	426
	HealthStream Inc.	18,106	381
*	iTeos Therapeutics Inc.	28,805	348
*	Fulgent Genetics Inc.	10,458	343
*	Cytek Biosciences Inc.	41,105	312
*	Coherus Biosciences Inc.	39,853	212
*,1	Zynex Inc.	24,817	191
*	Agiliti Inc.	17,652	170
*	Anika Therapeutics Inc.	8,943	160
*	Computer Programs & Systems Inc.	8,778	143
*	Enanta Pharmaceuticals Inc.	9,004	134
*,2	OmniAb Inc. 12.5 Earnout	7,390	—
*,2	OmniAb Inc. 15 Earnout	7,390	—
			75,236
Industrials (18.1%)
	Comfort Systems USA Inc.	41,686	7,694
	Applied Industrial Technologies Inc.	45,054	6,955
	Mueller Industries Inc.	66,428	5,126
	Boise Cascade Co.	46,141	5,047
	AAON Inc.	74,925	4,725
	Franklin Electric Co. Inc.	45,232	4,374
	Federal Signal Corp.	70,979	4,326
	Hillenbrand Inc.	81,062	3,927
	Matson Inc.	41,786	3,672
	Encore Wire Corp.	20,935	3,450
	Albany International Corp. Class A	36,336	3,369
	EnPro Industries Inc.	24,328	3,318
	Arcosa Inc.	37,261	2,915
*	Verra Mobility Corp. Class A	163,033	2,900
*	AeroVironment Inc.	29,435	2,856
*	SPX Technologies Inc.	32,868	2,597
	Moog Inc. Class A	20,404	2,370
*	Dycom Industries Inc.	23,250	2,323
	Griffon Corp.	55,308	2,316
	ESCO Technologies Inc.	20,400	2,183
	Forward Air Corp.	30,216	2,140
*	PGT Innovations Inc.	68,333	1,926
	CSG Systems International Inc.	35,377	1,921
	UniFirst Corp.	10,370	1,827
	Brady Corp. Class A	34,876	1,759
	Lindsay Corp.	12,803	1,589
*	Mercury Systems Inc.	39,313	1,543
	Alamo Group Inc.	8,784	1,508
	Korn Ferry	29,253	1,491
*	NV5 Global Inc.	14,611	1,487
	Standex International Corp.	9,448	1,452
	Marten Transport Ltd.	67,061	1,408
	Trinity Industries Inc.	55,660	1,396
*	MYR Group Inc.	9,716	1,380
*	Hub Group Inc. Class A	17,200	1,342

S&P Small-Cap 600 Growth Index Fund
		Shares	Market Value• ($000)
	Enerpac Tool Group Corp. Class A	44,053	1,154
*	Titan International Inc.	59,678	751
	Apogee Enterprises Inc.	14,824	748
	Wabash National Corp.	32,142	725
*	Sun Country Airlines Holdings Inc.	42,590	634
	Quanex Building Products Corp.	22,111	597
	Heartland Express Inc.	35,364	534
*	SunPower Corp.	56,038	401
	Insteel Industries Inc.	10,433	363
	TTEC Holdings Inc.	11,030	328
*	Liquidity Services Inc.	14,970	273
			107,120
Information Technology (18.8%)
*	Onto Innovation Inc.	57,028	7,926
*	SPS Commerce Inc.	42,566	7,923
*	Axcelis Technologies Inc.	38,114	7,324
*	Rambus Inc.	126,836	7,162
*	Fabrinet	42,297	6,800
	Badger Meter Inc.	34,163	5,674
	Advanced Energy Industries Inc.	43,732	5,163
*	Diodes Inc.	53,268	4,360
*	Extreme Networks Inc.	150,310	4,126
*	DoubleVerify Holdings Inc.	118,168	3,995
	Kulicke & Soffa Industries Inc.	65,937	3,411
*	Alarm.com Holdings Inc.	58,064	3,401
*	Plexus Corp.	32,234	3,273
	Progress Software Corp.	50,464	3,070
	InterDigital Inc.	31,162	2,702
*	NetScout Systems Inc.	78,532	2,248
*	MaxLinear Inc. Class A	85,659	2,013
*	Veeco Instruments Inc.	60,145	1,756
*	Sanmina Corp.	31,228	1,739
*	Photronics Inc.	72,894	1,732
*	Agilysys Inc.	23,244	1,640
	CTS Corp.	36,692	1,638
*	Perficient Inc.	23,178	1,479
*	Viavi Solutions Inc.	134,435	1,405
*	Digi International Inc.	41,832	1,396
*	Harmonic Inc.	129,831	1,387
*	SiTime Corp.	10,376	1,377
*	Cohu Inc.	36,598	1,368
*	LiveRamp Holdings Inc.	41,382	1,338
*	PDF Solutions Inc.	34,866	1,267
*	OSI Systems Inc.	9,258	1,262
	A10 Networks Inc.	75,104	1,118
*	Ultra Clean Holdings Inc.	28,682	1,009
*	ePlus Inc.	15,072	1,001
*	Alpha & Omega Semiconductor Ltd.	25,991	820
*	N-able Inc.	53,460	715
	Methode Electronics Inc.	21,840	704
		Shares	Market Value• ($000)
*	Avid Technology Inc.	22,980	613
*	Digital Turbine Inc.	67,424	601
*	Arlo Technologies Inc.	53,593	524
*	Clearfield Inc.	14,777	519
	ADTRAN Holdings Inc.	57,649	493
*	Consensus Cloud Solutions Inc.	13,885	443
*	Corsair Gaming Inc.	26,686	420
*	CEVA Inc.	16,671	387
*	OneSpan Inc.	20,338	249
*	8x8 Inc.	60,698	197
			111,168
Materials (6.2%)
	Balchem Corp.	37,565	5,278
*	Livent Corp.	209,359	4,495
*	ATI Inc.	92,865	4,210
	Innospec Inc.	28,994	3,114
	HB Fuller Co.	40,151	2,912
	Quaker Chemical Corp.	15,918	2,825
*	Ingevity Corp.	39,758	2,142
*	O-I Glass Inc.	83,327	1,655
	Materion Corp.	13,703	1,491
	Kaiser Aluminum Corp.	18,573	1,410
	Stepan Co.	16,041	1,400
	Hawkins Inc.	22,039	1,371
	Warrior Met Coal Inc.	33,981	1,344
	Sylvamo Corp.	21,222	886
	Myers Industries Inc.	42,890	807
	Haynes International Inc.	9,952	486
	American Vanguard Corp.	32,281	446
*	TimkenSteel Corp.	19,606	429
	Mercer International Inc.	20,344	185
	FutureFuel Corp.	17,177	122
			37,008
Real Estate (3.6%)
	Innovative Industrial Properties Inc.	32,661	2,851
	St. Joe Co.	39,434	2,435
	Phillips Edison & Co. Inc.	58,713	1,988
	Four Corners Property Trust Inc.	67,826	1,706
	Tanger Factory Outlet Centers Inc.	67,298	1,565
	CareTrust REIT Inc.	71,699	1,445
	Urban Edge Properties	69,823	1,142
	LTC Properties Inc.	31,403	1,032
	Getty Realty Corp.	33,640	1,010
*	Veris Residential Inc.	52,144	970
	Marcus & Millichap Inc.	28,292	942
	Kennedy-Wilson Holdings Inc.	49,773	795
	Uniti Group Inc.	125,302	673
	Armada Hoffler Properties Inc.	51,550	587

S&P Small-Cap 600 Growth Index Fund
	Shares	Market Value• ($000)
Community Healthcare Trust Inc.	17,132	569
NexPoint Residential Trust Inc.	14,123	530
Universal Health Realty Income Trust	9,634	449
eXp World Holdings Inc.	23,211	446
Saul Centers Inc.	8,601	323
		21,458
Utilities (2.3%)
American States Water Co.	29,732	2,504
Otter Tail Corp.	29,653	2,442
SJW Group	32,202	2,118
California Water Service Group	40,424	2,031
Chesapeake Utilities Corp.	13,910	1,531
Northwest Natural Holding Co.	26,830	1,054
Middlesex Water Co.	13,205	994
Unitil Corp.	18,778	917
		13,591
Total Common Stocks (Cost $541,720)		591,897
	Shares	Market Value• ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[3,4] Vanguard Market Liquidity Fund, 5.384% (Cost $934)	9,342	934
Total Investments (100.0%) (Cost $542,654)		592,831
Other Assets and Liabilities—Net (0.0%)		(65)
Net Assets (100%)		592,766
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $411,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $426,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2023	10	951	1

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Statement of Assets and Liabilities
As of August 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $541,720)	591,897
Affiliated Issuers (Cost $934)	934
Total Investments in Securities	592,831
Investment in Vanguard	20
Cash	26
Cash Collateral Pledged—Futures Contracts	70
Receivables for Accrued Income	547
Receivables for Capital Shares Issued	2,515
Total Assets	596,009
Liabilities
Payables for Investment Securities Purchased	2,774
Collateral for Securities on Loan	426
Payables for Capital Shares Redeemed	2
Payables to Vanguard	38
Variation Margin Payable—Futures Contracts	3
Total Liabilities	3,243
Net Assets	592,766
1 Includes $411,000 of securities on loan.
At August 31, 2023, net assets consisted of:

Paid-in Capital	723,521
Total Distributable Earnings (Loss)	(130,755)
Net Assets	592,766

ETF Shares—Net Assets[2]
Applicable to 5,900,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	592,766
Net Asset Value Per Share—ETF Shares	$100.47
2	Shares outstanding and Net Asset Value Per Share adjusted to reflect a 2-for-1 share split effective March 13, 2023. See Notes to Financial Statements for further details.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Statement of Operations

Year Ended August 31, 2023
($000)
Investment Income
Income
Dividends[1]	7,722
Interest[2]	24
Securities Lending—Net	43
Total Income	7,789
Expenses
The Vanguard Group—Note B
Investment Advisory Services	12
Management and Administrative	626
Marketing and Distribution	30
Custodian Fees	24
Auditing Fees	29
Shareholders’ Reports	42
Trustees’ Fees and Expenses	—
Other Expenses	17
Total Expenses	780
Net Investment Income	7,009
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(58,215)
Futures Contracts	(31)
Realized Net Gain (Loss)	(58,246)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	78,703
Futures Contracts	10
Change in Unrealized Appreciation (Depreciation)	78,713
Net Increase (Decrease) in Net Assets Resulting from Operations	27,476
1	Dividends are net of foreign withholding taxes of $15,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $22,000, less than $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $12,617,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2023 ($000)	2022 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	7,009	4,673
Realized Net Gain (Loss)	(58,246)	19,847
Change in Unrealized Appreciation (Depreciation)	78,713	(121,602)
Net Increase (Decrease) in Net Assets Resulting from Operations	27,476	(97,082)
Distributions
Total Distributions	(6,513)	(5,133)
Capital Share Transactions
Issued	129,942	232,231
Issued in Lieu of Cash Distributions	—	—
Redeemed	(51,267)	(202,342)
Net Increase (Decrease) from Capital Share Transactions	78,675	29,889
Total Increase (Decrease)	99,638	(72,326)
Net Assets
Beginning of Period	493,128	565,454
End of Period	592,766	493,128
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period[1]	Year Ended August 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$96.69	$116.59	$79.48	$76.17	$89.71
Investment Operations
Net Investment Income[2]	1.292	.927	.813	.732	.738
Net Realized and Unrealized Gain (Loss) on Investments	3.709	(19.803)	36.946	3.323	(13.572)
Total from Investment Operations	5.001	(18.876)	37.759	4.055	(12.834)
Distributions
Dividends from Net Investment Income	(1.221)	(1.024)	(.649)	(.745)	(.706)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.221)	(1.024)	(.649)	(.745)	(.706)
Net Asset Value, End of Period	$100.47	$96.69	$116.59	$79.48	$76.17
Total Return	5.28%	-16.27%	47.68%	5.37%	-14.32%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$593	$493	$565	$326	$392
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.16%
Ratio of Net Investment Income to Average Net Assets	1.35%	0.87%	0.79%	0.97%	0.94%
Portfolio Turnover Rate[3]	45%	42%	35%	57%	47%
1	Adjusted to reflect a 2-for-1 share split effective March 13, 2023. See Notes to Financial Statements for further details.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Notes to Financial Statements
Vanguard S&P Small-Cap 600 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. The fund has not issued any Institutional Shares as of August 31, 2023. In November 2022, the board of trustees authorized a two-for-one share split of the fund’s ETF share class, which occurred after the close of trading on March 13, 2023. Each ETF shareholder who owns shares as of the close of trading on that date received one additional share for every share held. The share split had no effect on fund net assets, but decreased the net asset value per share. Additionally, the share split had no effect on total return.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

S&P Small-Cap 600 Growth Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow

S&P Small-Cap 600 Growth Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2023, the fund had contributed to Vanguard capital in the amount of $20,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

S&P Small-Cap 600 Growth Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	591,897	—	—	591,897
Temporary Cash Investments	934	—	—	934
Total	592,831	—	—	592,831

Derivative Financial Instruments
Assets
Futures Contracts[1]	1	—	—	1
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	12,610
Total Distributable Earnings (Loss)	(12,610)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	1,487
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	49,508
Capital Loss Carryforwards	(181,750)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(130,755)

S&P Small-Cap 600 Growth Index Fund
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	6,513	5,133
Long-Term Capital Gains	—	—
Total	6,513	5,133
*	Includes short-term capital gains, if any.
As of August 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	543,323
Gross Unrealized Appreciation	105,293
Gross Unrealized Depreciation	(55,785)
Net Unrealized Appreciation (Depreciation)	49,508
E.  During the year ended August 31, 2023, the fund purchased $361,063,000 of investment securities and sold $281,867,000 of investment securities, other than temporary cash investments. Purchases and sales include $122,401,000 and $46,977,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2023, such purchases were $131,265,000 and sales were $149,808,000, resulting in net realized loss of $54,985,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital shares issued and redeemed were:
	Year Ended August 31,
	2023 Shares (000)	2022 Shares (000)

ETF Shares[1]
Issued	1,350	2,100
Issued in Lieu of Cash Distributions	—	—
Redeemed	(550)	(1,850)
Net Increase (Decrease) in Shares Outstanding—ETF Shares	800	250
1	Shares adjusted to reflect a 2-for-1 share split effective March 13, 2023.

S&P Small-Cap 600 Growth Index Fund
G.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to August 31, 2023, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Admiral Funds and Shareholders of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund and Vanguard S&P Small-Cap 600 Growth Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund and Vanguard S&P Small-Cap 600 Growth Index Fund (three of the funds constituting Vanguard Admiral Funds, hereafter collectively referred to as the "Funds") as of August 31, 2023, the related statements of operations for the year ended August 31, 2023, the statements of changes in net assets for each of the two years in the period ended August 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2023 and each of the financial highlights for each of the five years in the period ended August 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers  LLP
Philadelphia, Pennsylvania
October 18, 2023
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction for corporate shareholders.
Fund	Percentage
S&P Small-Cap 600 Index Fund	77.5%
S&P Small-Cap 600 Value Index Fund	69.5
S&P Small-Cap 600 Growth Index Fund	90.2
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for individual shareholders for the fiscal year.
Fund	($000)
S&P Small-Cap 600 Index Fund	45,602
S&P Small-Cap 600 Value Index Fund	17,924
S&P Small-Cap 600 Growth Index Fund	6,039
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
S&P Small-Cap 600 Index Fund	38
S&P Small-Cap 600 Value Index Fund	13
S&P Small-Cap 600 Growth Index Fund	7
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified business income for individual shareholders for the fiscal year.
Fund	($000)
S&P Small-Cap 600 Index Fund	7,247
S&P Small-Cap 600 Value Index Fund	4,167
S&P Small-Cap 600 Growth Index Fund	425

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year through advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.
Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.
Cost
The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Admiral Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program's operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.

The S&P SmallCap 600 Index, S&P SmallCap 600 Value Index, and S&P SmallCap 600 Growth Index (the “Indexes”) are products of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and have been licensed for use by Vanguard. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Vanguard. Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund particularly or the ability of the S&P SmallCap 600 Index, S&P SmallCap 600 Value Index, and S&P SmallCap 600 Growth Index to track general market performance. S&P Dow Jones Indices’ only relationship to Vanguard with respect to the S&P SmallCap 600 Index, S&P SmallCap 600 Value Index, and S&P SmallCap 600 Growth Index is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P SmallCap 600 Index, S&P SmallCap 600 Value Index, and S&P SmallCap 600 Growth Index are determined, composed and calculated by S&P Dow Jones Indices without regard to Vanguard or Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund. S&P Dow Jones Indices have no obligation to take the needs of Vanguard or the owners of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund into consideration in determining, composing or calculating the S&P SmallCap 600 Index, S&P SmallCap 600 Value Index, and S&P SmallCap 600 Growth Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices and amount of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund or the timing of the issuance or sale of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund or in the determination or calculation of the equation by which Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small- Cap 600 Growth Index Fund. There is no assurance that investment products based on the S&P SmallCap 600 Index, S&P SmallCap 600 Value Index, and S&P SmallCap 600 Growth Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF VANGUARD S&P SMALL-CAP 600 INDEX FUND, VANGUARD S&P SMALL-CAP 600 VALUE INDEX FUND, AND VANGUARD S&P SMALL-CAP 600 GROWTH INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND VANGUARD, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 205 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal, the advisory board of the University of California, Berkeley School of Engineering, and the advisory board of Santa Clara University’s Leavey School of Business.
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Chair of the board of Catholic Investment Services, Inc. (investment advisors). Member of the board of superintendence of the Institute for the Works of Religion, the Notre Dame 403(b) Investment Committee, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Director of DuPont. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and partner of HighVista Strategies (private investment firm). Member of the board of RIT Capital Partners (investment firm).
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law, Duke Law School (2021–present); Rubenstein Fellow, Duke University (2017–2020); Distinguished Fellow of the Global Financial Markets Center, Duke Law School (2020–2022); and Senior Fellow, Duke Center on Risk (2020–present). Partner of Kaya Partners (climate policy advisory services). Member of the board of directors of Arcadia (energy solution technology).
Grant Reid
Born in 1959. Trustee since July 2023. Principal occupation(s) during the past five years and other experience: chief executive officer and president (2014–2022) and member of the board of directors (2015–2022) of Mars, Incorporated (multinational manufacturer). Member of the board of directors of Marriott International, Inc. Chair of Agribusiness Task Force, Sustainable Markets Initiative.
David Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company. Trustee of Common Fund.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Jodi Miller
Born in 1980. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2022–present) of each of the investment companies served by Vanguard. Head of Enterprise Investment Services (2020–present), head of Retail Client Services and Operations (2020–2022), and head of Retail Strategic Support (2018–2020) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director (2022–present) of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. McIsaac	Lauren Valente

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q18450 102023

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)            Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended August 31, 2023: $261,000
Fiscal Year Ended August 31, 2022: $254,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended August 31, 2023: $9,326,156
Fiscal Year Ended August 31, 2022: $10,494,508

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)            Audit-Related Fees.

Fiscal Year Ended August 31, 2023: $3,295,934
Fiscal Year Ended August 31, 2022: $2,757,764

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)            Tax Fees.

Fiscal Year Ended August 31, 2023: $1,678,928
Fiscal Year Ended August 31, 2022: $5,202,689

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)            All Other Fees.

Fiscal Year Ended August 31, 2023: $25,000
Fiscal Year Ended August 31, 2022: $298,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)            (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)             For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)            Aggregate Non-Audit Fees.

Fiscal Year Ended August 31, 2023: $1,703,928
Fiscal Year Ended August 31, 2022: $5,500,689

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)            For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD ADMIRAL FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: October 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD ADMIRAL FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: October 19, 2023

VANGUARD ADMIRAL FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: October 19, 2023

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on July 21, 2023 (see File Number 33-53683) and to a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.